Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	CINEMARK USA INC /TX
Entity Central Index Key	0000885975
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 742,095		$ 521,253
Inventories	12,571		11,284
Accounts receivable	57,122		54,757
Income tax receivable	7,129		17,786
Deferred tax asset	14,397		10,583
Prepaid expenses and other	11,278		11,300
Total current assets	844,592		626,963
Theatre properties and equipment
Land	102,490		97,244
Buildings	398,151		397,857
Property under capital lease	244,022		226,522
Theatre furniture and equipment	748,756		677,422
Leasehold interests and improvements	790,710		704,882
Total	2,284,129		2,103,927
Less accumulated depreciation and amortization	979,171		865,077
Theatre properties and equipment, net	1,304,958		1,238,850
Other assets
Goodwill	1,150,811	[1]	1,150,637	[1]
Intangible assets-net	330,741		336,907
Investment in NCM	78,123		72,040
Investment in DCIP	23,012		12,798
Investment in marketable securities-RealD	13,707		9,709
Investments in and advances to affiliates	1,237		1,543
Long-term deferred tax asset	13,187		8,826
Deferred charges and other assets-net	102,044		63,980
Total other assets	1,712,862		1,656,440
Total assets	3,862,412		3,522,253
Current liabilities
Current portion of long-term debt	9,546		12,145
Current portion of capital lease obligations	11,064		9,639
Income tax payable	8,891		6,506
Current liability for uncertain tax positions	14,900
Accounts payable	70,809		65,819
Accrued film rentals	65,059		64,373
Accrued interest	4,694		6,147
Accrued payroll	39,443		34,270
Accrued property taxes	24,599		24,086
Accrued other current liabilities	88,186		81,265
Total current liabilities	337,191		304,250
Long-term liabilities
Long-term debt, less current portion	1,754,464		1,560,076
Capital lease obligations, less current portion	139,107		131,533
Deferred income taxes	177,960		162,449
Liability for uncertain tax positions	19,575		22,411
Deferred lease expenses	38,297		34,466
Deferred revenue-NCM	241,305		236,310
Other long-term liabilities	58,301		45,465
Total long-term liabilities	2,429,009		2,192,710
Commitments and contingencies (see Note 20)
Cinemark USA, Inc.'s stockholder's equity:
Common stock	49,543		49,543
Treasury stock, 57,245 Class B shares at cost	(24,233)		(24,233)
Additional paid-in-capital	1,192,106		1,176,535
Accumulated deficit	(94,425)		(163,632)
Accumulated other comprehensive loss	(37,698)		(23,682)
Total Cinemark USA, Inc.'s stockholder's equity	1,085,293		1,014,531
Noncontrolling interests	10,919		10,762
Total equity	1,096,212		1,025,293
Total liabilities and equity	3,862,412		3,522,253
Class A common stock
Cinemark USA, Inc.'s stockholder's equity:
Common stock
Class B common stock
Cinemark USA, Inc.'s stockholder's equity:
Common stock	$ 49,543		$ 49,543

[1]	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Treasury stock, shares at cost	57,245	57,245
Class A common stock
Common stock, par value	0.01	0.01
Common stock, shares authorized	10,000,000	10,000,000
Common stock , shares issued	1,500	1,500
Common stock, shares outstanding	1,500	1,500
Class B common stock
Common stock, par value
Common stock, shares authorized	1,000,000	1,000,000
Common stock , shares issued	239,893	239,893
Common stock, shares outstanding	182,648	182,648

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Admissions	$ 1,580,401		$ 1,471,627		$ 1,405,389
Concession	771,405		696,754		642,326
Other	121,725		111,232		93,429
Total revenues	2,473,531		2,279,613		2,141,144
Cost of operations
Film rentals and advertising	845,107		798,606		769,698
Concession supplies	123,471		112,122		97,484
Salaries and wages	247,468		226,475		221,246
Facility lease expense	281,615		276,278		255,717
Utilities and other	280,670		259,703		239,470
General and administrative expenses	146,442		125,428		107,015
Depreciation and amortization	147,675		154,449		143,508
Impairment of long-lived assets	3,031		7,033		12,538
(Gain) loss on sale of assets and other	12,168		8,792		(431)
Total cost of operations	2,087,647		1,968,886		1,846,245
Operating income	385,884		310,727		294,899
Other income (expense)
Interest expense	(123,665)	[1]	(123,102)	[1]	(112,444)	[1]
Interest income	6,373		8,108		6,105
Foreign currency exchange gain (loss)	2,086		(219)		1,054
Loss on early retirement of debt	(5,599)		(4,945)		(3)
Distributions from NCM	20,812		24,161		23,358
Dividend income			54
Loss on marketable securities-RealD			(12,610)
Equity in income (loss) of affiliates	13,109		5,651		(3,438)
Total other expense	(86,884)		(102,902)		(85,368)
Income before income taxes	299,000		207,825		209,531
Income taxes	126,216		73,872		58,601
Net income	172,784		133,953		150,930
Less: Net income attributable to noncontrolling interests	2,471		2,025		3,543
Net income attributable to Cinemark USA, Inc.	$ 170,313		$ 131,928		$ 147,387

[1]	Includes amortization of debt issue costs.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 172,784	$ 133,953	$ 150,930
Other comprehensive income (loss), net of tax
Unrealized gain (loss) due to fair value adjustments on interest rate swap agreements, net of taxes of $4,339, $3,786 and $557	1,020	(2,830)	7,170
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, net of taxes of $3,425, $8,128 and $1,499	2,499	(13,566)	5,659
Amortization of accumulated other comprehensive loss on terminated swap agreement	2,470	4,236	4,633
Foreign currency translation adjustment	(20,232)	(46,280)	19,432
Total other comprehensive income (loss), net of tax	(14,243)	(58,440)	36,894
Total comprehensive income, net of tax	158,541	75,513	187,824
Comprehensive income attributable to noncontrolling interests	(2,244)	(1,803)	(3,711)
Comprehensive income attributable to Cinemark USA, Inc.	$ 156,297	$ 73,710	$ 184,113

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized loss due to fair value adjustments on interest rate swap agreements, tax	$ 557	$ 3,786	$ 4,339
Unrealized (loss) gain due to fair value adjustments on available-for-sale securities, tax	$ 1,499	$ 8,128	$ 3,425

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands	Total	Class B common stock	Additional Paid-in- Capital	Retained Deficit	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Total Cinemark USA, Inc.'s Stockholder's Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2009	$ 922,141	$ 49,543	$ 1,151,166	$ (261,672)	$ (24,233)	$ (7,459)	$ 907,345	$ 14,796
Beginning Balance (in shares) at Dec. 31, 2009		240
Share based awards compensation expense	7,587		7,587				7,587
Tax benefit related to stock option exercises and share based award vestings	2,680		2,680				2,680
Dividends paid to parent	(78,100)			(78,100)			(78,100)
Dividends paid to noncontrolling interests	(539)							(539)
Purchase of noncontrolling interest share of Panama subsidiary and Chile subsidiary in 2010 and 2011 respectively	(888)		(390)				(390)	(498)
Colombia share exchange (See Note 7)			6,951			(1,086)	5,865	(5,865)
Net income	150,930			147,387			147,387	3,543
Other comprehensive income (loss)	36,894					36,726	36,726	168
Ending Balance at Dec. 31, 2010	1,040,705	49,543	1,167,994	(192,385)	(24,233)	28,181	1,029,100	11,605
Ending Balance (in shares) at Dec. 31, 2010		240
Share based awards compensation expense	9,026		9,026				9,026
Tax benefit related to stock option exercises and share based award vestings	917		917				917
Dividends paid to parent	(95,000)			(95,000)			(95,000)
Noncash dividends to parent	(8,175)			(8,175)			(8,175)
Dividends paid to noncontrolling interests	(2,120)							(2,120)
Purchase of noncontrolling interest share of Panama subsidiary and Chile subsidiary in 2010 and 2011 respectively	(1,443)		(1,402)			485	(917)	(526)
Write-off of accumulated other comprehensive loss related to cash flow hedges, net of taxes of $723	(2,037)					(2,037)	(2,037)
Reclassification of cumulative unrealized holding losses on marketable securities to earnings due to other-than-temporary impairment, net of taxes of $4,703	7,907					7,907	7,907
Net income	133,953			131,928			131,928	2,025
Other comprehensive income (loss)	(58,440)					(58,218)	(58,218)	(222)
Ending Balance at Dec. 31, 2011	1,025,293	49,543	1,176,535	(163,632)	(24,233)	(23,682)	1,014,531	10,762
Ending Balance (in shares) at Dec. 31, 2011		240
Share based awards compensation expense	14,321		14,321				14,321
Tax benefit related to stock option exercises and share based award vestings	1,250		1,250				1,250
Dividends paid to parent	(95,750)			(95,750)			(95,750)
Noncash dividends to parent	(5,356)			(5,356)			(5,356)
Dividends paid to noncontrolling interests	(2,087)							(2,087)
Net income	172,784			170,313			170,313	2,471
Other comprehensive income (loss)	(14,243)					(14,016)	(14,016)	(227)
Ending Balance at Dec. 31, 2012	$ 1,096,212	$ 49,543	$ 1,192,106	$ (94,425)	$ (24,233)	$ (37,698)	$ 1,085,293	$ 10,919
Ending Balance (in shares) at Dec. 31, 2012		240

CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Write-off of accumulated other comprehensive loss related to cash flow hedges, taxes	$ 723
Tax related to cumulative unrealized holding losses on marketable securities to earnings due to other-than-temporary impairment	$ 4,703

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 172,784	$ 133,953	$ 150,930
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	143,394	150,149	138,637
Amortization of intangible and other assets and unfavorable leases	4,281	4,300	4,871
Amortization of long-term prepaid rents	2,673	2,657	1,786
Amortization of debt issue costs	4,792	4,744	4,716
Amortization of deferred revenues, deferred lease incentives and other	(9,343)	(9,629)	(6,968)
Amortization of bond discount	933	853	780
Amortization of accumulated other comprehensive loss related to terminated interest rate swap agreement	2,470	4,236	4,633
Fair value change in interest rate swap agreements not designated as hedges	(808)	(1,130)
Impairment of long-lived assets	3,031	7,033	12,538
Share based awards compensation expense	14,321	9,026	7,587
(Gain) loss on sale of assets and other	12,168	7,754	(2,464)
Loss on contribution and sale of digital projection systems to DCIP		1,038	2,033
Loss on marketable securities-RealD		12,610
Write-off of unamortized debt issue costs and accumulated other comprehensive loss related to early retirement of debt	5,599	4,945	3
Deferred lease expenses	4,104	4,155	3,940
Deferred income tax expenses	5,280	21,676	(8,603)
Equity in (income) loss of affiliates	(13,109)	(5,651)	3,438
Tax benefit related to stock option exercises and restricted stock vestings		917	2,680
Distributions from equity investees	7,470	7,125	5,486
Changes in other assets and liabilities	40,192	30,123	(59,790)
Net cash provided by (used for) operating activities	394,633	390,884	266,230
Investing activities
Additions to theatre properties and equipment	(220,727)	(184,819)	(156,102)
Proceeds from sale of theatre properties and equipment	1,976	6,230	21,791
Acquisition of theatres	(14,080)
Investment in DCIP and other	(1,480)	(1,520)	(1,756)
Net cash used for investing activities	(234,311)	(247,067)	(136,067)
Financing activities
Dividends paid to parent	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(3,263)	(494)	(416)
Retirement of senior subordinated notes			(181)
Proceeds from issuance of notes	400,000	200,000
Payment of debt issue costs	(18,453)	(4,539)	(8,858)
Proceeds from amended senior secured credit facility	700,000
Repayment of former senior secured credit facility	(898,955)
Repayments of other long-term debt	(9,711)	(166,898)	(11,853)
Payments on capital leases	(9,451)	(7,526)	(7,327)
Purchase of non-controlling interests		(1,443)	(888)
Other	(835)	(2,120)	(539)
Net cash provided by (used for) financing activities	63,582	(78,020)	(108,162)
Effect of exchange rates on cash and cash equivalents	(3,062)	(9,309)	5,027
Increase in cash and cash equivalents	220,842	56,488	27,028
Cash and cash equivalents:
Beginning of year	521,253	464,765	437,737
End of year	742,095	521,253	464,765
U.S
Investing activities
Additions to theatre properties and equipment	(107,323)	(79,510)
Acquisition of theatres	(14,080)
Argentina
Investing activities
Acquisition of theatres		$ (66,958)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business — Cinemark USA, Inc. and subsidiaries (the “Company”), a wholly owned subsidiary of Cinemark Holdings, Inc., is a leader in the motion picture exhibition industry, with theatres in the United States (“U.S.”), Brazil, Mexico, Argentina, Chile, Colombia, Peru, Ecuador, Honduras, El Salvador, Nicaragua, Costa Rica, Panama and Guatemala. The Company also managed additional theatres in the U.S., Brazil, and Colombia during the year ended December 31, 2012.

Principles of Consolidation — The consolidated financial statements include the accounts of Cinemark USA, Inc., its subsidiaries and its affiliates. Majority-owned subsidiaries that the Company has control of are consolidated while those affiliates of which the Company owns between 20% and 50% and does not control are accounted for under the equity method. Those affiliates of which the Company owns less than 20% are generally accounted for under the cost method, unless the Company is deemed to have the ability to exercise significant influence over the affiliate, in which case the Company would account for its investment under the equity method. The results of these subsidiaries and affiliates are included in the consolidated financial statements effective with their formation or from their dates of acquisition. Intercompany balances and transactions are eliminated in consolidation.

Cash and Cash Equivalents — Cash and cash equivalents consist of operating funds held in financial institutions, petty cash held by the theatres and highly liquid investments with original maturities of three months or less when purchased. Cash investments were primarily in money market funds or other similar funds.

Accounts Receivable — Accounts receivable, which are recorded at net realizable value, consists primarily of receivables related to screen advertising, receivables related to discounted tickets sold to retail locations, rebates earned from the Company’s beverage and other concession vendors and value-added and other tax receivables.

Inventories — Concession and theatre supplies inventories are stated at the lower of cost (first-in, first-out method) or market.

Theatre Properties and Equipment — Theatre properties and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the assets as follows:

Category	Useful Life
Buildings on owned land	40 years
Buildings on leased land	Lesser of lease term or useful life
Land and buildings under capital lease	Lesser of lease term or useful life
Theatre furniture and equipment	5 to 15 years
Leasehold improvements	Lesser of lease term or useful life

The Company reviews long-lived assets for impairment indicators on a quarterly basis or whenever events or changes in circumstances indicate the carrying amount of the assets may not be fully recoverable.

The Company considers actual theatre level cash flows, future years budgeted theatre level cash flows, theatre property and equipment carrying values, amortizing intangible asset carrying values, the age of a recently built theatre, competitive theatres in the marketplace, the impact of recent ticket price changes, available lease renewal options and other factors considered relevant in its assessment of impairment of individual theatre assets. Long-lived assets are evaluated for impairment on an individual theatre basis, which the Company believes is the lowest applicable level for which there are identifiable cash flows. The impairment evaluation is based on the estimated undiscounted cash flows from continuing use through the remainder of the theatre’s useful life. The remainder of the theatre’s useful life correlates with the available remaining lease period, which includes the probability of renewal periods for leased properties and for fee owned properties, the lesser of twenty years or the building’s remaining useful life. If the estimated undiscounted cash flows are not sufficient to recover a long-lived asset’s carrying value, the Company then compares the carrying value of the asset group (theatre) with its estimated fair value. When estimated fair value is determined to be lower than the carrying value of the asset group (theatre), the asset group (theatre) is written down to its estimated fair value. Significant judgment is involved in estimating cash flows and fair value. Management’s estimates, which fall under Level 3 of the U.S. GAAP fair value hierarchy as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820-10-35, are based on historical and projected operating performance, recent market transactions and current industry trading multiples. Fair value is determined based on a multiple of cash flows, which was six and a half times for the evaluations performed during 2010, 2011 and 2012. The long-lived asset impairment charges recorded during each of the periods presented are specific to theatres that were directly and individually impacted by increased competition, adverse changes in market demographics, or adverse changes in the development or the conditions of the areas surrounding the theatre. See Note 9.

Goodwill and Other Intangible Assets — Goodwill is the excess of cost over fair value of theatre businesses acquired. Goodwill is evaluated for impairment on an annual basis during the fourth quarter or whenever events or changes in circumstances indicate the carrying value of goodwill may not be fully recoverable. The Company evaluates goodwill for impairment at the reporting unit level and has allocated goodwill to the reporting unit based on an estimate of its relative fair value. Management considers the reporting unit to be each of its sixteen regions in the U.S. and each of its eight international countries (Honduras, El Salvador, Nicaragua, Costa Rica, Panama and Guatemala are considered one reporting unit). Goodwill impairment is evaluated using a two-step approach requiring the Company to compute the fair value of a reporting unit and compare it with its carrying value. If the carrying value of the reporting unit exceeds its estimated fair value, a second step is performed to measure the potential goodwill impairment. Significant judgment is involved in estimating cash flows and fair value. Management’s estimates, which fall under Level 3 of the U.S. GAAP fair value hierarchy as defined by FASB ASC Topic 820-10-35, are based on historical and projected operating performance, recent market transactions, and current industry trading multiples. Fair value is determined based on a multiple of cash flows, which was six and a half times for the evaluation performed during 2010 and seven and a half times for the evaluations performed during 2011 and 2012.

Indefinite-lived tradename intangible assets are tested for impairment at least annually during the fourth quarter or whenever events or changes in circumstances indicate the carrying value may not be fully recoverable. The Company estimates the fair value of its tradenames by applying an estimated market royalty rate that could be charged for the use of the Company’s tradename to forecasted future revenues, with an adjustment for the present value of such royalties. If the estimated fair value is less than the carrying value, the tradename intangible asset is written down to its estimated fair value. Significant judgment is involved in estimating market royalty rates and long-term revenue forecasts. Management’s estimates, which fall under Level 3 of the U.S. GAAP fair value hierarchy as defined by FASB ASC Topic 820-10-35, are based on historical and projected revenue performance and industry trends.

The table below summarizes the Company’s intangible assets and the amortization method used for each type of intangible asset:

Intangible Asset	Amortization Method
Goodwill	Indefinite-lived
Tradename	Indefinite-lived
Vendor contracts	Straight-line method over the terms of the underlying contracts. The remaining terms of the underlying contracts range from 1 to 10 years.
Favorable/unfavorable leases	Based on the pattern in which the economic benefits are realized over the terms of the lease agreements. The remaining terms of the lease agreements range from 1 to 24 years.
Other intangible assets	Straight-line method over the terms of the underlying agreement or the expected useful life of the intangible asset. The remaining useful lives of these intangible assets range from 1 to 8 years.

Deferred Charges and Other Assets — Deferred charges and other assets consist of debt issue costs, long-term prepaid rents, construction related deposits, lease deposits, equipment to be placed in service, and other assets of a long-term nature. Debt issue costs are amortized using the straight-line method (which approximates the effective interest method) over the primary financing terms of the related debt agreement. Long-term prepaid rents represent prepayments of rent on operating leases. These payments are recognized as facility lease expense over the period for which the rent was paid in advance as outlined in the lease agreements. The amortization periods generally range from 1 to 10 years.

Lease Accounting — The Company evaluates each lease for classification as either a capital lease or an operating lease. If substantially all of the benefits and risks of ownership have been transferred to the lessee, the Company records the lease as a capital lease at its inception. The Company performs this evaluation at the inception of the lease and when a modification is made to a lease. If the lease agreement calls for a scheduled rent increase during the lease term, the Company recognizes the lease expense on a straight-line basis over the lease term. The Company determines the straight-line rent expense impact of an operating lease upon inception of the lease. The landlord is typically responsible for constructing a theatre using guidelines and specifications agreed to by the Company and assumes substantially all of the risk of construction. If the Company concludes that it has substantially all of the construction period risks, it records a construction asset and related liability for the amount of total project costs incurred during the construction period. At the end of the construction period, the Company determines if the transaction qualifies for sale-leaseback accounting treatment in regards to lease classification. If the Company receives a lease incentive payment from a landlord, the Company records the proceeds as a deferred lease incentive liability and amortizes the liability as a reduction in rent expense over the initial term of the respective lease.

Deferred Revenues — Advances collected on long-term screen advertising, concession and other contracts are recorded as deferred revenues. In accordance with the terms of the agreements, the advances collected on such contracts are recognized during the period in which the advances are earned, which may differ from the period in which the advances are collected. Revenues related to these advances are recognized on either a straight-line basis over the term of the contracts or as such revenues are earned in accordance with the terms of the contracts.

Insurance Reserves — The Company is self-insured for general liability claims subject to an annual cap. For the year ended December 31, 2012, claims were capped at $250 per occurrence with an annual cap of approximately $2,650. The Company is also self-insured for medical claims up to $125 per occurrence. The Company is fully insured for workers compensation claims. As of December 31, 2011 and 2012, the Company’s insurance reserves were $7,600 and $7,693, respectively, and are reflected in accrued other current liabilities in the consolidated balance sheets.

Revenue and Expense Recognition — Revenues are recognized when admissions and concession sales are received at the box office. Other revenues primarily consist of screen advertising. Screen advertising revenues are recognized over the period that the related advertising is delivered on-screen or in-theatre. The Company records proceeds from the sale of gift cards and other advanced sale-type certificates in current liabilities and recognizes admissions or concession revenue when a holder redeems the card or certificate. The Company recognizes unredeemed gift cards and other advanced sale-type certificates as revenue only after such a period of time indicates, based on historical experience, the likelihood of redemption is remote, and based on applicable laws and regulations. In evaluating the likelihood of redemption, the Company considers the period outstanding, the level and frequency of activity, and the period of inactivity. As of December 31, 2011 and 2012, the Company’s liabilities for advanced sale-type certificates were approximately $41,611 and $46,063, respectively, and are reflected in accrued other current liabilities on the consolidated balance sheets. The Company recognized unredeemed gift cards and other advanced sale-type certificates as revenues in the amount of $7,073, $7,846 and $9,093 during the years ended December 31, 2010, 2011 and 2012, respectively.

Film rental costs are accrued based on the applicable box office receipts and either mutually agreed upon firm terms or a sliding scale formula, which are generally established prior to the opening of the film, or estimates of the final mutually agreed upon settlement, which occurs at the conclusion of the film run, subject to the film licensing arrangement. Under a firm terms formula, the Company pays the distributor a mutually agreed upon specified percentage of box office receipts, which reflects either a mutually agreed upon aggregate rate for the life of the film or rates that decline over the term of the run. Under a sliding scale formula, film rental is paid as a percentage of box office revenues using a pre-determined matrix based upon box office performance of the film. The settlement process allows for negotiation of film rental fees upon the conclusion of the film run based upon how the film performs. Estimates are based on the expected success of a film. The success of a film can typically be determined a few weeks after a film is released when initial box office performance of the film is known. Accordingly, final settlements typically approximate estimates since box office receipts are known at the time the estimate is made and the expected success of a film can typically be estimated early in the film’s run. If actual settlements are different than those estimates, film rental costs are adjusted at that time.

Accounting for Share Based Awards — The Company measures the cost of employee services received in exchange for an award of equity instruments based on the fair value of the award on the date of the grant. The grant date fair value is estimated using either an option-pricing model, consistent with the terms of the award, or a market observed price, if such a price exists. Such costs are recognized over the period during which an employee is required to provide service in exchange for the award (which is usually the vesting period). The Company also estimates the number of instruments that will ultimately be forfeited. See Note 17 for discussion of the Company’s share based awards and related compensation expense.

Income Taxes — The Company participates in the consolidated tax return of Cinemark Holdings, Inc. However, the Company’s provision for income taxes is computed on a stand-alone basis. The Company uses an asset and liability approach to financial accounting and reporting for income taxes. Deferred income taxes are provided when tax laws and financial accounting standards differ with respect to the amount of income for a year and the basis of assets and liabilities. A valuation allowance is recorded to reduce the carrying amount of deferred tax assets unless it is more likely than not that such assets will be realized. Income taxes are provided on unremitted earnings from foreign subsidiaries unless such earnings are expected to be indefinitely reinvested. Income taxes have also been provided for potential tax assessments. The evaluation of an uncertain tax position is a two-step process. The first step is recognition: The Company determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Company should presume that the position would be examined by the appropriate taxing authority that would have full knowledge of all relevant information. The second step is measurement: A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized in the financial statements result in (1) a change in a liability for income taxes payable or (2) a change in an income tax refund receivable, a deferred tax asset or a deferred tax liability or both (1) and (2). The Company accrues interest and penalties on its uncertain tax positions as a component of income tax expense.

Segments — For the years ended December 31, 2010, 2011 and 2012, the Company managed its business under two reportable operating segments, U.S. markets and international markets. See Note 21.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. The Company’s consolidated financial statements include amounts that are based on management’s best estimates and judgments. Actual results could differ from those estimates.

Foreign Currency Translations — The assets and liabilities of the Company’s foreign subsidiaries are translated into U.S. dollars at current exchange rates as of the balance sheet date, and revenues and expenses are translated at average monthly exchange rates. The resulting translation adjustments are recorded in the consolidated balance sheets in accumulated other comprehensive loss. The Company recognizes foreign currency transaction gains and losses when changes in exchange rates impact transactions, other than intercompany transactions of a long-term investment nature, that have been denominated in a currency other than the functional currency.

Fair Value Measurements — According to authoritative guidance, inputs used in fair value measurements fall into three different categories; Level 1, Level 2 and Level 3. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. The Company has interest rate swap agreements and investments in marketable securities that are adjusted to fair value on a recurring basis (quarterly). With respect to its interest rate swap agreements, the Company uses the income approach to determine the fair value of its interest rate swap agreements and under this approach, the Company uses projected future interest rates as provided by the counterparties to the interest rate swap agreements and the fixed rates that the Company is obligated to pay under these agreements. Therefore, the Company’s fair value measurements for its interest rate swaps use significant unobservable inputs, which fall in Level 3. With respect to its investments in marketable securities, the Company uses quoted market prices, which fall under Level 1 of the hierarchy. There were no changes in valuation techniques during the period and no transfers in or out of Level 1, Level 2 or Level 3 during the year ended December 31, 2012. See Note 12 for further discussion of the Company’s interest rate swap agreements and Note 13 for further discussion of the Company’s fair value measurements. The Company also uses fair value measurements on a nonrecurring basis, primarily in the impairment evaluations for goodwill, intangible assets and other long-lived assets. See Goodwill and Other Intangible Assets and Theatre Properties and Equipment included above for discussion of such fair value measurements.

Acquisitions — The Company accounts for acquisitions under the acquisition method of accounting. The acquisition method requires that the acquired assets and liabilities, including contingencies, be recorded at fair value determined on the acquisition date and changes thereafter reflected in income. For significant acquisitions, the Company obtains independent third party valuation studies for certain of the assets acquired and liabilities assumed to assist the Company in determining fair value. The estimation of the fair values of the assets acquired and liabilities assumed involves a number of estimates and assumptions that could differ materially from the actual amounts realized. The Company provides assumptions, including both quantitative and qualitative information, about the specified asset or liability to the third party valuation firms. The Company primarily utilizes the third parties to accumulate comparative data from multiple sources and assemble a report that summarizes the information obtained. The Company then uses the information to record estimated fair value. The third party valuation firms are supervised by Company personnel who are knowledgeable about valuations and fair value. The Company evaluates the appropriateness of the assumptions and valuation methodologies utilized by the third party valuation firm.

NEW ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
NEW ACCOUNTING PRONOUNCEMENTS

2. NEW ACCOUNTING PRONOUNCEMENTS

In July 2012, the FASB issued Accounting Standards Update 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, an amendment to FASB ASC Topic 350, Intangibles—Goodwill and Other (“ASU 2012-02”). The update provides an entity with the option first to assess qualitative factors in determining whether it is more likely than not that the indefinite-lived intangible asset is impaired. After assessing the qualitative factors, if an entity determines that it is not more likely than not that the indefinite-lived intangible asset is impaired, the entity is not required to take further action. If an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect the adoption of ASU 2012-02 to have a significant impact on its consolidated financial statements.

ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS AND DISPOSITIONS

3. ACQUISITIONS AND DISPOSITIONS

Acquisition of Rave Theatres

During November 2012, the Company entered into an asset purchase agreement with Rave Real Property Holdco, LLC and certain of its subsidiaries, Rave Cinemas, LLC and RC Processing, LLC (collectively “Rave”), pursuant to which the Company will acquire 32 theatres with 483 screens located in 12 states. The estimated purchase price is approximately $240,000. The purchase price, the amount of which is subject to certain closing date adjustments, will consist of cash consideration and the assumption of certain liabilities. The transaction is expected to close during the first quarter of 2013, subject to the satisfaction of customary closing conditions for transactions of this type, including Department of Justice or Federal Trade Commission antitrust approval.

Acquisition of Argentina Theatres

During August 2011, the Company acquired ten theatres with 95 screens from Hoyts General Cinema South America, Inc. in a stock purchase for approximately $66,958 in cash. The acquisition resulted in an expansion of the Company’s international theatre base. The Company incurred approximately $200 in transaction costs, which are reflected in general and administrative expenses on the consolidated statement of income for the year ended December 31, 2011. The transaction was accounted for by applying the acquisition method.

The following table represents the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date:

Theatre properties and equipment	$24,098
Tradename	10,032
Favorable leases	3,919
Other intangible assets	884
Goodwill	43,018
Long-term debt	(5,993)
Deferred tax liability	(7,240)
Other liabilities, net of other assets	(1,760)

Total	$66,958

The weighted average amortization period for the intangible assets acquired was approximately seven years as of the acquisition date. The acquisition is subject to review by the Argentina Comisión Nacional de Defensa de la Competencia (“CNDC”).

Canada Dispositions

During November 2010, the Company sold its one theatre in Canada for approximately $6,320 in cash proceeds and recorded a gain on sale of assets and other of approximately $7,025, which also reflected the write-off of a deferred rent liability related to the theatre.

During November 2010, the Company also sold its interest in a profit sharing agreement related to a previously sold Canadian property. The Company received proceeds of approximately $8,493 and recorded a gain on sale of assets and other.

INVESTMENT IN NATIONAL CINEMEDIA LLC	12 Months Ended
Dec. 31, 2012
INVESTMENT IN NATIONAL CINEMEDIA LLC

4. INVESTMENT IN NATIONAL CINEMEDIA LLC

The Company has an investment in National CineMedia, LLC (“NCM”). NCM operates a digital in-theatre network in the U.S. for providing cinema advertising and non-film events. Upon joining NCM, the Company entered into an Exhibitor Services Agreement, or the ESA, with NCM, pursuant to which NCM provides advertising, promotion and event services to our theatres. On February 13, 2007, National CineMedia, Inc. (“NCMI”), an entity that serves as the sole manager of NCM, completed an IPO of its common stock. In connection with the NCMI initial public offering, the Company amended its operating agreement and the ESA with NCMI. The ESA modification reflected a shift from circuit share expense under the prior ESA, which obligated NCM to pay the Company a percentage of revenue, to a monthly theatre access fee, which significantly reduced the contractual amounts paid to us by NCM. The Company recorded the proceeds related to the ESA modification as deferred revenue, which is being amortized into other revenues over the life of the agreement using the units of revenue method. In consideration for NCM’s exclusive access to the Company’s theatre attendees for on-screen advertising and use of off-screen areas within the Company’s theatres for lobby entertainment and lobby promotions, the Company receives a monthly theatre access fee under the modified ESA. The theatre access fee is composed of a fixed payment per patron, initially seven cents, and a fixed payment per digital screen, which may be adjusted for certain reasons outlined in the modified ESA. The payment per theatre patron increases by 8% every five years, with the first such increase taking effect after the end of fiscal 2011, and the payment per digital screen, initially eight hundred dollars per digital screen per year, increases annually by 5%. For 2010, 2011 and 2012, the annual payment per digital screen was nine hundred twenty-six dollars, nine hundred seventy-two dollars and one thousand twenty-one dollars, respectively. The theatre access fee paid in the aggregate to Regal Entertainment Group (“Regal”), AMC Entertainment, Inc. (“AMC”) and the Company will not be less than 12% of NCM’s Aggregate Advertising Revenue (as defined in the modified ESA), or it will be adjusted upward to reach this minimum payment. Additionally, with respect to any on-screen advertising time provided to the Company’s beverage concessionaire, the Company is required to purchase such time from NCM at a negotiated rate. The modified ESA has, except with respect to certain limited services, a remaining term of approximately 24 years.

As a result of the application of a portion of the proceeds it received from the NCMI initial public offering, the Company had a negative basis in its original membership units in NCM, which is referred to herein as the Company’s Tranche 1 Investment. Following the NCM, Inc. IPO, the Company does not recognize undistributed equity in the earnings on its Tranche 1 Investment until NCM’s future net earnings, less distributions received, surpass the amount of the excess distribution. The Company recognizes equity in earnings on its Tranche 1 Investment only to the extent it receives cash distributions from NCM. The Company recognizes cash distributions it receives from NCM on its Tranche 1 Investment as a component of earnings as Distributions from NCM. The Company believes that the accounting model provided by ASC 323-10-35-22 for recognition of equity investee losses in excess of an investor’s basis is analogous to the accounting for equity income subsequent to recognizing an excess distribution.

Common Unit Adjustments

Pursuant to a Common Unit Adjustment Agreement dated as of February 13, 2007 between NCMI and the Company, AMC and Regal, which we refer to collectively as the Founding Members, annual adjustments to the common membership units are made primarily based on increases or decreases in the number of theatre screens operated and theatre attendance generated by each Founding Member. To account for the receipt of additional common units under the Common Unit Adjustment Agreement, we follow the guidance in FASB ASC 323-10-35-29 (formerly EITF 02-18, “Accounting for Subsequent Investments in an Investee after Suspension of Equity Loss Recognition”) by analogy, which also refers to AICPA Technical Practice Aid 2220.14, which indicates that if a subsequent investment is made in an equity method investee that has experienced significant losses, the investor must determine if the subsequent investment constitutes funding of prior losses. We concluded that the construction or acquisition of new theatres that has led to the common unit adjustments equates to making additional investments in NCM. We evaluated the receipt of the additional common units in NCM and the assets exchanged for these additional units and have determined that the right to use our incremental new screens would not be considered funding of prior losses. We account for these additional common units, which we refer to herein as our Tranche 2 Investment, as a separate investment than our Tranche 1 Investment. The common units received are recorded at fair value as an increase in our investment in NCM with an offset to deferred revenue. The deferred revenue is amortized over the remaining term of the ESA. Our Tranche 2 Investment is accounted for following the equity method, with undistributed equity earnings related to our Tranche 2 Investment included as a component of earnings in equity in income (loss) of affiliates and distributions received related to our Tranche 2 Investment are recorded as a reduction of our investment basis. In the event that a common unit adjustment is determined to be a negative number, the Founding Member can elect to either transfer and surrender to NCM the number of common units equal to all or part of such Founding Member’s common unit adjustment or to pay to NCM an amount equal to such Founding Member’s common unit adjustment calculated in accordance with the Common Unit Adjustment Agreement. If the Company then elects to surrender common units as part of a negative common unit adjustment, the Company would record a reduction to deferred revenue at the then fair value of the common units surrendered and a reduction of the Company’s Tranche 2 Investment at an amount equal to the weighted average cost for Tranche 2 common units, with the difference between the two values recorded as a gain or loss on sale of assets and other.

During March 2010, NCM performed its annual common unit adjustment calculation under the Common Unit Adjustment Agreement. As a result of the calculation, the Company received an additional 1,757,548 common units of NCM, each of which is convertible into one share of NCM, Inc. common stock. The Company recorded the additional common units received at fair value as part of its Tranche 2 Investment with a corresponding adjustment to deferred revenue of $30,683. Subsequent to the annual common unit adjustment discussed above, in May 2010, one of NCM’s other founding members completed an acquisition of another theatre circuit that required an extraordinary common unit adjustment calculation by NCM in accordance with the Common Unit Adjustment Agreement. As a result of this extraordinary common unit adjustment, the founding member was granted additional common units of NCM, which resulted in dilution of the Company’s ownership interest in NCM. The Company recognized a change of interest gain of approximately $271 during the year ended December 31, 2010 as a result of this extraordinary common unit adjustment, which is reflected in (gain) loss on sale of assets and other on the consolidated statement of income.

During March 2011, NCM performed its annual common unit adjustment calculation under the Common Unit Adjustment Agreement. As a result of the calculation, the Company received an additional 549,417 common units of NCM, each of which is convertible into one share of NCM, Inc. common stock. The Company recorded the additional common units received at fair value as part of its Tranche 2 Investment with a corresponding adjustment to deferred revenue of approximately $9,302.

During March 2012, NCM performed its annual common unit adjustment calculation under the Common Unit Adjustment Agreement. As a result of the calculation, the Company received an additional 598,724 common units of NCM, each of which is convertible into one share of NCM, Inc. common stock. The Company recorded the additional common units received at fair value as part of its Tranche 2 Investment with a corresponding adjustment to deferred revenue of approximately $9,137.

As of December 31, 2012, the Company owned a total of 18,094,644 common units of NCM, which represented an approximate 16% interest. Each common unit is convertible into one share of NCMI common stock. The estimated fair value of the Company’s investment in NCM was approximately $255,677 as of December 31, 2012, using NCMI’s stock price as of December 31, 2012 of $14.13 per share.

Summary of Activity with NCM

Below is a summary of activity with NCM included in the Company’s consolidated financial statements:

	Investment	Deferred	Distributions	Equity in	Other	Cash
	in NCM	Revenue	from NCM	Earnings	Revenue	Received
Balance as of January 1, 2010	$34,232	$(203,006)
Receipt of common units due to annual common unit adjustment	$30,683	$(30,683)	$—	$—	$—	$—
Change of interest gain due to extraordinary common unit adjustment (2)	271	—	—	—	—	—
Revenues earned under ESA (1)	—	—	—	—	(5,033)	5,033
Receipt of excess cash distributions	(4,753)	—	(19,616)	—	—	24,369
Receipt under tax receivable agreement	(520)	—	(3,742)	—	—	4,262
Equity in earnings	4,463	—	—	(4,463)	—	—
Amortization of deferred revenue	—	3,116	—	—	(3,116)	—

Balance as of and for the period ended December 31, 2010	$64,376	$(230,573)	$(23,358)	$(4,463)	$(8,149)	$33,664

Receipt of common units due to annual common unit adjustment	$9,302	$(9,302)	$—	$—	$—	$—
Revenues earned under ESA (1)	—	—	—	—	(5,890)	5,890
Receipt of excess cash distributions	(6,322)	—	(20,023)	—	—	26,345
Receipt under tax receivable agreement	(729)	—	(4,138)	—	—	4,867
Equity in earnings	5,413	—	—	(5,413)	—	—
Amortization of deferred revenue	—	3,565	—	—	(3,565)	—

Balance as of and for the period ended December 31, 2011	$72,040	$(236,310)	$(24,161)	$(5,413)	$(9,455)	$37,102

Receipt of common units due to annual common unit adjustment	$9,137	$(9,137)	$—	$—	$—	$—
Revenues earned under ESA (1)	—	—	—	—	(7,112)	7,112
Receipt of excess cash distributions	(6,503)	—	(17,889)	—	—	24,392
Receipt under tax receivable agreement	(967)	—	(2,923)	—	—	3,890
Equity in earnings	4,416	—	—	(4,416)	—	—
Amortization of deferred revenue	—	4,142	—	—	(4,142)	—

Balance as of and for the period ended December 31, 2012	$78,123	$(241,305)	$(20,812)	$(4,416)	$(11,254)	$35,394

(1)

Amounts include the per patron and per digital screen theatre access fees due to the Company, net of amounts due to NCM for on-screen advertising time provided to the Company’s beverage concessionaire. The amounts due to NCM for on-screen advertising time provided to the Company’s beverage concessionaire were approximately $10,156, $10,733 and $11,063 for the years ended December 31, 2010, 2011 and 2012, respectively.

(2)	Change in interest gain is included in (gain) loss on sale of assets and other on the consolidated statement of income.

The tables below present summary financial information for NCM for the periods indicated (information for the year ended December 28, 2012 was not yet available):

	Year Ended
	December 31, 2009	December 30, 2010	December 29, 2011
Gross revenues	$380,667	$427,475	$435,434
Operating income	$168,146	$190,559	$193,716
Net income	$128,531	$139,541	$134,524

	As of
	December 30, 2010	December 29, 2011
Total assets	$425,972	$421,442
Total liabilities	$932,549	$948,938

INVESTMENT IN DIGITAL CINEMA IMPLEMENTATION PARTNERS	12 Months Ended
Dec. 31, 2012
INVESTMENT IN DIGITAL CINEMA IMPLEMENTATION PARTNERS

5. INVESTMENT IN DIGITAL CINEMA IMPLEMENTATION PARTNERS

On February 12, 2007, the Company, AMC and Regal entered into a joint venture known as Digital Cinema Implementation Partners LLC (“DCIP”) to facilitate the implementation of digital cinema in the Company’s theatres and to establish agreements with major motion picture studios for the financing of digital cinema.

On March 10, 2010, the Company signed a master equipment lease agreement and other related agreements (collectively the “Agreements”) with Kasima LLC (“Kasima”), which is an indirect subsidiary of DCIP and a related party to the Company. Upon signing the Agreements, the Company contributed the majority of its U.S. digital projection systems at a fair value of $16,380 to DCIP, which DCIP then contributed to Kasima. The net book value of the contributed equipment was approximately $18,090, and as a result, the Company recorded a loss of approximately $1,710, which is reflected in (gain) loss on sale of assets and other on the consolidated statement of income for the year ended December 31, 2010. During April 2010, the Company sold additional U.S. digital projection systems with a net book value of approximately $1,520 to Kasima for approximately $1,197, resulting in an additional loss of approximately $323, which is reflected in (gain) loss on sale of assets and other on the consolidated statement of income for the year ended December 31, 2010. During 2011, the Company sold additional U.S. digital projection systems with a net book value of approximately $3,777 to DCIP for approximately $2,739, resulting in a loss of approximately $1,038, which is reflected in (gain) loss on sale of assets and other on the consolidated statement of income for the year ended December 31, 2011.

The Company has a variable interest in Kasima through the terms of its master equipment lease agreement; however, the Company has determined that it is not the primary beneficiary of Kasima, as the Company does not have the ability to direct the activities of Kasima that most significantly impact Kasima’s economic performance.

As of December 31, 2012, the Company had a 33% voting interest in DCIP and a 24.3% economic interest in DCIP. The Company accounts for its investment in DCIP and its subsidiaries under the equity method of accounting. Below is a rollforward of our investment in DCIP from January 1, 2010 through December 31, 2012:

Balance as of January 1, 2010	$640
Cash contributions	2,813
Equipment contributions, at fair value	16,380
Distributions received	(1,068)
Equity in losses	(7,927)

Balance as of December 31, 2010	$10,838
Cash contributions	1,471
Equity in income	489

Balance as of December 31, 2011	$12,798
Cash contributions	1,325
Equity in income	8,889

Balance as of December 31, 2012	$23,012

Below is summary financial information for DCIP as of and for the years ended December 31, 2010 and 2011. (Financial information for the year ended December 31, 2012 is not yet available.)

	Year ended December31,
	2010	2011
Net operating revenue	$32,396	$113,424
Operating income	$12,817	$70,508
Net loss	$(24,461)	$(2,510)

	As of
	December 31, 2010	December 31, 2011
Total assets	$532,133	$1,087,782
Total liabilities	$468,191	$997,735

As a result of the Agreements, the Company has installed digital projection systems to a majority of its first run U.S. theatres. The digital projection systems are being leased from Kasima under an operating lease with an initial term of twelve years that contains ten one-year fair value renewal options. The equipment lease agreement also contains a fair value purchase option. Under the equipment lease agreement, the Company pays minimum annual rent of one thousand dollars per digital projection system for the first six and a half years from the effective date of the agreement and minimum annual rent of three thousand dollars per digital projection system beginning at six and a half years from the effective date through the end of the lease term. The Company may also be subject to various types of other rent if such digital projection systems do not meet minimum performance requirements as outlined in the agreements. Certain of the other rent payments are subject to either a monthly or an annual maximum. As of December 31, 2012, the Company had 3,515 digital projection systems being leased under the master equipment lease agreement with Kasima. The Company recorded equipment lease expense of approximately $1,354, $5,332 and $7,802 during the years ended December 31, 2010, 2011 and 2012, respectively, which is included in utilities and other costs on the consolidated statements of income.

The digital projection systems leased from Kasima replaced a majority of the Company’s existing 35 millimeter projection systems in its U.S. theatres. Therefore, upon signing the agreements, the Company began accelerating the depreciation of these existing 35 millimeter projection systems. The Company recorded depreciation expense of approximately $9,423 and $10,604 on its domestic 35 millimeter projection systems during the years ended December 31, 2010 and 2011. The Company’s domestic 35 millimeter projection systems were fully depreciated as of December 31, 2011.

INVESTMENT IN REALD	12 Months Ended
Dec. 31, 2012
INVESTMENT IN REALD

6. INVESTMENT IN REALD

The Company licenses 3-D systems from RealD. Under its license agreement with RealD, the Company earned options to purchase shares of RealD common stock as it installed a certain number of 3-D systems as outlined in the license agreement. During 2010, the Company earned a total of 1,085,828 options to purchase shares of common stock in RealD. Upon vesting in these options, the Company recorded a total investment in RealD of approximately $18,909, which represented the estimated aggregate fair value of the options, with an offset to deferred lease incentive liability. The fair value of the RealD options in which the company vested during the year ended December 31, 2010, as discussed above, was determined using the quoted market price of RealD’s stock adjusted for the lock-up period to which the Company was subject until January 2011, which fell under Level 2 of the U.S. GAAP fair value hierarchy as defined by ASC Topic 820-10-35.

During January, February and March 2011, the Company vested in an additional 136,952 RealD options in the aggregate by reaching additional target levels, as outlined in the license agreement. Upon vesting in these additional options, the Company recorded an increase in its investment in RealD and its deferred lease incentive liability of approximately $3,402, which represented the estimated fair value of the RealD options. The fair value measurements were based upon RealD’s quoted stock prices on the dates of vesting. These fair value measurements fall under Level 1 of the U.S. GAAP fair value hierarchy as defined by ASC Topic 820-10-35.

During March 2011, the Company exercised all of its options to purchase shares of common stock in RealD for $0.00667 per share. The Company accounts for its investment in RealD as a marketable security. The Company has determined that its RealD shares are available-for-sale securities in accordance with ASC Topic 320-10-35-1, therefore unrealized holding gains and losses are reported as a component of accumulated other comprehensive loss until realized. The deferred lease incentive liability recorded as a result of the option vesting events discussed above is reflected in other long-term liabilities on the consolidated balance sheets and is being amortized over the term of the license agreement, which is approximately seven and one-half years. The license agreement has a remaining term of approximately six years.

During the year ended December 31, 2011, the Company recognized an other-than-temporary impairment on its investment in RealD due to the length of time and extent to which RealD’s quoted stock price had been below the Company’s basis in the stock. As a result of the other-than-temporary impairment, the Company reclassified approximately $12,610, which represented cumulative net unrealized holding losses, from accumulated other comprehensive loss to earnings.

As of December 31, 2012, the Company owned 1,222,780 shares in RealD, with an estimated fair value of $13,707. The fair value of the RealD shares was determined based upon the quoted price of RealD’s common stock on December 31, 2012, which falls under Level 1 of the U.S. GAAP fair value hierarchy as defined by ASC Topic 820-10-35. During the years ended December 31, 2010, 2011 and 2012, the Company recorded a pre-tax unrealized holding gain (loss) of approximately $9,084, $(21,694) and $3,998, respectively, as a component of accumulated other comprehensive loss.

Below is a rollforward of the Company’s investment in RealD from January 2010 through December 31, 2012:

Balance as of January 1, 2010	$—
Fair value of options earned	18,909
Unrealized holding gain	9,084

Balance as of December 31, 2010	$27,993
Fair value of options earned	3,402
Exercise of options at $0.00667 per share	8
Unrealized holding loss	(21,694)

Balance as of December 31, 2011	$9,709
Unrealized holding gain	3,998

Balance as of December 31, 2012	$13,707

SHARE EXCHANGES WITH AND PURCHASES OF NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2012
SHARE EXCHANGES WITH AND PURCHASES OF NONCONTROLLING INTERESTS

7. SHARE EXCHANGES WITH AND PURCHASES OF NONCONTROLLING INTERESTS

During April 2010, the Company’s partners in Colombia (the “Colombian Partners”) exercised an option available to them under an Exchange Option Agreement dated April 9, 2007 between Cinemark Holdings, Inc. and the Colombian Partners. Under this option, which was contingent upon completion of an initial public offering of common stock by Cinemark Holdings, Inc., the Colombian Partners were entitled to exchange their shares in Cinemark Colombia S.A. for shares of Cinemark Holdings, Inc.’s common stock (the “Colombia Share Exchange”). The number of shares to be exchanged was determined based on Cinemark Holdings, Inc.’s equity value and the equity value of the Colombian Partners’ interest in Cinemark Colombia S.A., both of which are defined in the Exchange Option Agreement. As a result of the Colombia Share Exchange, on June 14, 2010, Cinemark Holdings, Inc. issued 1,112,723 shares of its common stock to the Colombian Partners. Simultaneously, Cinemark Holdings, Inc. contributed the shares it received in Cinemark Colombia S.A. to the Company. The increase in the Company’s ownership interest in its Colombian subsidiary was accounted for as an equity transaction. The Company recorded an increase in additional-paid-in-capital of approximately $6,951, which represented the book value of the Colombian partners’ noncontrolling interest account of approximately $5,865 plus the Colombian partners’ share of accumulated other comprehensive loss of approximately $1,086. As a result of this transaction, the Company owns 100% of the shares in Cinemark Colombia S.A.

During November 2010, the Company purchased its noncontrolling interests’ 20% share of Cinemark Panama S.A. (“Cinemark Panama”) for approximately $888 in cash. The transaction was accounted for as an equity transaction in accordance with ASC Topic 810-10-45-23. The book value of Cinemark Panama’s noncontrolling interest was approximately $498, therefore the Company recorded an adjustment to additional paid-in-capital of approximately $390. As a result of the transaction, the Company owns 100% of the shares in Cinemark Panama.

During May 2011, the Company purchased its Chilean partners’ 2.6% share of Cinemark Chile S.A. (“Cinemark Chile”) for approximately $1,443 in cash. The increase in the Company’s ownership interest in its Chilean subsidiary was accounted for as an equity transaction in accordance with ASC Topic 810-10-45-23. The Company recorded a decrease in additional paid-in-capital of approximately $1,402, which represented the difference between the cash paid and the book value of the Chilean partners’ noncontrolling interest account of approximately $917, plus the Chilean partners’ share of accumulated other comprehensive loss of approximately $485. As a result of this transaction, the Company owns 100% of the shares in Cinemark Chile.

GOODWILL AND OTHER INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS - NET

8. GOODWILL AND OTHER INTANGIBLE ASSETS —  NET

The Company’s goodwill was as follows:

	U.S. Operating Segment	International Operating Segment	Total
Balance at January 1, 2011 (1)	$948,026	$174,945	$1,122,971
Acquisition of ten theatres in Argentina (see Note 3)	—	43,018	43,018
Foreign currency translation adjustments	—	(15,352)	(15,352)

Balance at December 31, 2011 (1)	$948,026	$202,611	$1,150,637
Acquisition of U.S. theatre	8,971	—	8,971
Foreign currency translation adjustments	—	(8,797)	(8,797)

Balance at December 31, 2012 (1)	$956,997	$193,814	$1,150,811

(1)	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.

As of December 31, intangible assets-net, consisted of the following:

	January 1,				December 31,
	2011	Additions(2)	Amortization	Other (1)	2011
Intangible assets with finite lives:
Gross carrying amount	$64,319	$14,835	$—	$(4,773)	$74,381
Accumulated amortization	(46,185)	—	(4,579)	3,451	(47,313)

Total net intangible assets with finite lives	18,134	14,835	(4,579)	(1,322)	27,068
Intangible assets with indefinite lives:
Tradename	311,070	—	—	(1,231)	309,839

Total intangible assets—net	$329,204	$14,835	$(4,579)	$(2,553)	$336,907

		December 31,			December 31,
		2011	Amortization	Other (1)	2012
Intangible assets with finite lives:
Gross carrying amount		$74,381	$—	$(2,460)	$71,921
Accumulated amortization		(47,313)	(4,611)	570	(51,354)

Total net intangible assets with finite lives		27,068	(4,611)	(1,890)	20,567
Intangible assets with indefinite lives:
Tradename		309,839	—	335	310,174

Total intangible assets—net		$336,907	$(4,611)	$(1,555)	$330,741

(1)

Activity for 2011 includes the write-off of approximately $549 for a vendor contract in Brazil that was terminated and foreign currency translation adjustments. Activity for 2012 consists of the write off of favorable leases for theatres that were closed and foreign currency translation adjustments.

(2)	See Note 3.

Estimated aggregate future amortization expense for intangible assets is as follows:

For the year ended December 31, 2013	$4,199
For the year ended December 31, 2014	3,644
For the year ended December 31, 2015	3,351
For the year ended December 31, 2016	3,128
For the year ended December 31, 2017	2,498
Thereafter	3,747

Total	$20,567

IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2012
IMPAIRMENT OF LONG-LIVED ASSETS

9. IMPAIRMENT OF LONG-LIVED ASSETS

The Company reviews long-lived assets for impairment indicators on a quarterly basis or whenever events or changes in circumstances indicate the carrying amount of the assets may not be fully recoverable. See Note 1 for discussion of the Company’s impairment evaluation.

The Company’s long-lived asset impairment losses are summarized in the following table:

	Year Ended December 31,
	2010	2011	2012
United States theatre properties	$5,166	$3,635	$2,693
International theatre properties	5,668	3,398	338

Subtotal	$10,834	$7,033	$3,031
Intangible assets (see Note 8)	1,527	—	—
Equity investment	177	—	—

Impairment of long-lived assets	$12,538	$7,033	$3,031

The long-lived asset impairment charges recorded during each of the years presented are specific to theatres that were directly and individually impacted by increased competition, adverse changes in market demographics, or adverse changes in the development or the conditions of the areas surrounding the theatre. As of December 31, 2012, the estimated aggregate fair value of the long-lived assets impaired during the year ended December 31, 2012 was approximately $3,876.

DEFERRED CHARGES AND OTHER ASSETS - NET	12 Months Ended
Dec. 31, 2012
DEFERRED CHARGES AND OTHER ASSETS - NET

10. DEFERRED CHARGES AND OTHER ASSETS — NET

As of December 31, deferred charges and other assets — net consisted of the following:

	December 31,
	2011	2012
Debt issue costs, net of accumulated amortization	$26,870	$40,520
Long-term prepaid rents	15,778	14,958
Construction related deposits	6,463	11,427
Lease deposits	2,208	4,039
Equipment to be placed in service	10,495	22,767
Other	2,166	8,333

Total	$63,980	$102,044

During the year ended December 31, 2012, the Company paid debt issue costs of $18,453 primarily related to the issuance of its 5.125% senior notes and the amendment and restatement of its senior secured credit facility. See Note 11 for discussion of long term debt activity.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT

11. LONG-TERM DEBT

As of December 31, long-term debt consisted of the following:

	December 31,
	2011	2012
Cinemark USA, Inc. term loan	$905,887	$700,000
Cinemark USA, Inc. 8.625% senior notes due 2019 (1)	460,530	461,464
Cinemark USA, Inc. 5.125% senior notes due 2022	—	400,000
Cinemark USA, Inc. 7.375% senior subordinated notes due 2021	200,000	200,000
Hoyts General Cinema (Argentina) bank loan due 2013	5,804	2,546

Total long-term debt	1,572,221	1,764,010
Less current portion	12,145	9,546

Long-term debt, less current portion	$1,560,076	$1,754,464

(1)	Includes the $470,000 aggregate principal amount of the 8.625% senior notes net of the unamortized discount of $9,470 and $8,536 at December 31, 2011 and 2012, respectively.

Amended Senior Secured Credit Facility

On December 18, 2012, Cinemark USA, Inc. amended and restated its senior secured credit facility to include a seven year $700,000 term loan and a five year $100,000 revolving credit line, referred to herein as the Amended Senior Secured Credit Facility. The proceeds from the Amended Senior Secured Credit Facility, combined with a portion of the proceeds from the 5.125% Senior Notes discussed below, were used to refinance the Company’s Former Senior Secured Credit Facility, also discussed below. The Company incurred debt issue costs of approximately $12,000 during the year ended December 31, 2012 related to the amendment and restatement. The term loan under the Amended Senior Secured Credit Facility matures in December 2019. The revolving credit line, which was undrawn at closing and remained undrawn as of December 31, 2012, matures in December 2017. Quarterly principal payments in the amount of $1,750 are due on the term loan beginning March 2013 through September 2019 with the remaining principal of $652,750 due on December 18, 2019.

Interest on the term loan accrues at Cinemark USA, Inc.’s option at: (A) the base rate equal to the higher of (1) the prime lending rate as set forth on the British Banking Association Telerate page 5, or (2) the federal funds effective rate from time to time plus 0.50%, plus a margin of 2.0% per annum, or (B) a “eurodollar rate” plus a margin of 3.0% per annum. Interest on the revolving credit line accrues, at Cinemark USA, Inc.’s option, at: (A) a base rate equal to the higher of (1) the prime lending rate as set forth on the British Banking Association Telerate page 5 and (2) the federal funds effective rate from time to time plus 0.50%, plus a margin that ranges from 1.00% to 1.75% per annum, or (B) a “eurodollar rate” plus a margin that ranges from 2.00% to 2.75% per annum. The margin of the revolving credit line is determined by the consolidated net senior secured leverage ratio as defined in the credit agreement.

Cinemark USA, Inc.’s obligations under the Amended Senior Secured Credit Facility are guaranteed by Cinemark Holdings, Inc. and certain of Cinemark USA, Inc.’s domestic subsidiaries and are secured by mortgages on certain fee and leasehold properties and security interests in substantially all of Cinemark USA, Inc.’s and the guarantors’ personal property, including, without limitation, pledges of all of Cinemark USA, Inc.’s capital stock, all of the capital stock of certain of Cinemark USA, Inc.’s domestic subsidiaries and 65% of the voting stock of certain of its foreign subsidiaries.

The Amended Senior Secured Credit Facility contains usual and customary negative covenants for agreements of this type, including, but not limited to, restrictions on Cinemark USA, Inc.’s ability, and in certain instances, its subsidiaries’ and Cinemark Holdings, Inc.’s ability, to consolidate or merge or liquidate, wind up or dissolve; substantially change the nature of its business; sell, transfer or dispose of assets; create or incur indebtedness; create liens; pay dividends, and repurchase stock; and make capital expenditures and investments. If Cinemark USA, Inc. has borrowings outstanding on the revolving credit line, it is required to satisfy a consolidated net senior secured leverage ratio covenant as determined in accordance with the Amended Senior Secured Credit Facility.

The dividend restriction contained in the Amended Senior Secured Credit Facility prevents the Company and any of its subsidiaries from paying a dividend or otherwise distributing cash to its stockholders unless (1) the Company is not in default, and the distribution would not cause the Company to be in default, under the Amended Senior Secured Credit Facility; and (2) the aggregate amount of certain dividends, distributions, investments, redemptions and capital expenditures made since December 18, 2012, including dividends declared by the board of directors, is less than the sum of (a) the aggregate amount of cash and cash equivalents received by Cinemark Holdings, Inc. or Cinemark USA, Inc. as common equity since December 18, 2012, (b) Cinemark USA, Inc.’s consolidated EBITDA minus 1.75 times its consolidated interest expense, each as defined in the Amended Senior Secured Credit Facility, and (c) certain other defined amounts. As of December 31, 2012, Cinemark USA, Inc. could have distributed up to approximately $1,409,000 to its parent company and sole stockholder, Cinemark Holdings, Inc., under the terms of the Amended Senior Secured Credit Facility, subject to its available cash and other borrowing restrictions outlined in the agreement.

At December 31, 2012, there was $700,000 outstanding under the term loan and no borrowings outstanding under the revolving credit line. Cinemark USA, Inc. had $100,000 in available borrowing capacity on the revolving credit line. The average interest rate on outstanding term loan borrowings under the Amended Senior Secured Credit Facility at December 31, 2012 was approximately 4.0% per annum.

5.125% Senior Notes

On December 18, 2012, Cinemark USA, Inc. issued $400,000 aggregate principal amount of 5.125% senior notes due 2022, at par value, referred to herein as the 5.125% Senior Notes. A portion of the proceeds were used to refinance a portion of the Former Senior Secured Credit Facility and a portion of the proceeds are expected to be used to fund the purchase price for the Rave Acquisition (see Note 3) and for general corporate purposes. Interest on the 5.125% Senior Notes is payable on June 15 and December 15 of each year, beginning June 15, 2013. The senior notes mature on December 15, 2022. The Company incurred debt issue costs of approximately $6,400 in connection with the issuance during the year ended December 31, 2012.

The 5.125% Senior Notes are fully and unconditionally guaranteed on a joint and several senior unsecured basis by certain of Cinemark USA, Inc.’s subsidiaries that guarantee, assume or become liable with respect to any of Cinemark USA, Inc.’s or a guarantor’s debt. The 5.125% Senior Notes and the guarantees are senior unsecured obligations and rank equally in right of payment with all of Cinemark USA, Inc.’s and its guarantor’s existing and future senior unsecured debt and senior in right of payment to all of Cinemark USA, Inc.’s and its guarantor’s existing and future subordinated debt. The 5.125% Senior Notes and the guarantees are effectively subordinated to all of Cinemark USA, Inc.’s and its guarantor’s existing and future secured debt to the extent of the value of the assets securing such debt, including all borrowings under Cinemark USA, Inc.’s amended senior secured credit facility. The 5.125% Senior Notes and the guarantees are structurally subordinated to all existing and future debt and other liabilities of Cinemark USA, Inc.’s subsidiaries that do not guarantee the senior notes.

The indenture to the 5.125% Senior Notes contains covenants that limit, among other things, the ability of Cinemark USA, Inc. and certain of its subsidiaries to (1) make investments or other restricted payments, including paying dividends, making other distributions or repurchasing subordinated debt or equity, (2) incur additional indebtedness and issue preferred stock, (3) enter into transactions with affiliates, (4) enter new lines of business, (5) merge or consolidate with, or sell all or substantially all of its assets to, another person and (6) create liens. As of December 31, 2012, Cinemark USA, Inc. could have distributed up to approximately $1,118,500 to its parent company and sole stockholder, Cinemark Holdings, Inc., under the terms of the indenture to the 5.125% Senior Notes, subject to its available cash and other borrowing restrictions outlined in the indenture. Upon a change of control of Cinemark Holdings, Inc. or Cinemark USA, Inc., Cinemark USA, Inc. would be required to make an offer to repurchase the 5.125% Senior Notes at a price equal to 101% of the aggregate principal amount outstanding plus accrued and unpaid interest, if any, through the date of repurchase. The indenture governing the 5.125% Senior Notes allows Cinemark USA, Inc. to incur additional indebtedness if it satisfies the coverage ratio specified in the indenture, after giving effect to the incurrence of the additional indebtedness, and in certain other circumstances. The required minimum coverage ratio is 2 to 1 and our actual ratio as of December 31, 2012 was 5.6 to 1.

Prior to December 15, 2017, Cinemark USA, Inc. may redeem all or any part of the 5.125% Senior Notes at its option at 100% of the principal amount plus a make-whole premium. After December 15, 2017, Cinemark USA, Inc. may redeem the 5.125% Senior Notes in whole or in part at redemption prices described in the 5.125% Senior Notes. In addition, Cinemark USA, Inc. may redeem up to 35% of the aggregate principal amount of the 5.125% Senior Notes from the net proceeds of certain equity offerings at the redemption price set forth in the senior notes.

Under a registration rights agreement entered into in conjunction with the issuance of the 5.125% Senior Notes, the Company and its guarantor subsidiaries are obligated to use its commercially reasonable best efforts to file a registration statement with the Securities and Exchange Commission, or the Commission, on or prior to 120 days from the issuance date, pursuant to which the Company will offer to exchange the 5.125% Senior Notes for substantially identical notes registered under the Securities Act of 1933, as amended, that will not contain terms restricting the transfer thereof or providing for registration rights. The Company will use its commercially reasonable best efforts to have the registration statement declared effective by the Commission on or prior to 210 days from the issuance date, or the Effective Date. The Company will use its commercially reasonable best efforts to issue on the earliest practicable date after the Effective Date, but not later than 30 days thereafter, exchange registered 5.125% Senior Notes in exchange for all 5.125% Senior Notes tendered prior thereto in the exchange offer. If the Company is obligated to file a shelf registration statement, the Company will use its commercially reasonable best efforts to file the shelf registration statement with the Commission on or prior to 30 days after such filing obligation arises (and in any event within 240 days after the closing of the 5.125% Senior Notes offering) and to cause the shelf registration statement to be declared effective by the Commission on or prior to 210 days after such obligation arises. The Company will use its commercially reasonable best efforts to keep the shelf registration statement effective for a period of one year after the closing of the 5.125% Senior Notes offering, subject to certain exceptions.

If (a) the Company fails to file the registration statement on or before the date specified, (b) if such registration statement is not declared effective by the Commission on or prior to the date specified for such effectiveness, (c) if the Company fails to consummate the exchange offer within 30 business days of the Effective Date with respect to the exchange offer registration statement or (d) if the date the shelf registration statement is declared effective by the Commission or the exchange offer registration statement thereafter ceases to be effective or usable during the periods specified in the registration rights agreement without being succeeded within two business days by a post-effective amendment to such registration statement that cures such failure and that is itself immediately declared effective (each such event a “Registration Default”), the Company will pay additional interest to each holder of the 5.125% Senior Notes. Such additional interest, with respect to the first 90-day period immediately following the occurrence of any such Registration Default, shall equal an increase in the annual interest rate on the notes by 0.5% per annum.

The amount of the additional interest will increase by an additional 0.5% per annum with respect to each subsequent 90-day period relating to such Registration Default until all Registration Defaults have been cured, up to a maximum amount of additional interest for all Registration Defaults of 1.0% per annum. The 5.125% Senior Notes will not accrue additional interest from and after the second anniversary of the closing of the 5.125% Senior Notes offering even if the Company is not in compliance with its obligations under the registration rights agreement. The receipt of additional interest shall be the sole remedy available to holders of 5.125% Senior Notes as a result of one or more Registration Defaults. Following the cure of all Registration Defaults, the accrual of additional interest will cease.

7.375% Senior Subordinated Notes

On June 3, 2011, Cinemark USA, Inc. issued $200,000 aggregate principal amount of 7.375% senior subordinated notes due 2021, at par value, referred to herein as the Senior Subordinated Notes. The proceeds, after payment of fees, were primarily used to fund the prepayment of the remaining $157,235 of the Company’s unextended portion of term loan debt under its former senior secured credit facility. Interest on the Senior Subordinated Notes is payable on June 15 and December 15 of each year. The Senior Subordinated Notes mature on June 15, 2021. The Company incurred debt issue costs of approximately $4,500 during the year ended December 31, 2011 in connection with the issuance.

The Senior Subordinated Notes are fully and unconditionally guaranteed on a joint and several senior subordinated unsecured basis by certain of the Company’s subsidiaries that guarantee, assume or become liable with respect to any of the Company’s or a guarantor’s other debt. The Senior Subordinated Notes and the guarantees are senior subordinated unsecured obligations and rank equally in right of payment with all of the Company’s and a guarantor’s future senior subordinated indebtedness; are subordinate in right of payment to all of the Company’s and a guarantor’s existing and future senior indebtedness, whether secured or unsecured, including the Company’s obligations under its Amended Senior Secured Credit Facility, its 8.625% Senior Notes and its 5.125% Senior Notes; and structurally subordinate to all existing and future indebtedness and other liabilities of the Company’s non-guarantor subsidiaries.

The indenture to the Senior Subordinated Notes contains covenants that limit, among other things, the ability of Cinemark USA, Inc. and certain of its subsidiaries to (1) make investments or other restricted payments, including paying dividends, making other distributions or repurchasing subordinated debt or equity, (2) incur additional indebtedness and issue preferred stock, (3) enter into transactions with affiliates, (4) enter new lines of business, (5) merge or consolidate with, or sell all or substantially all of its assets to, another person and (6) create liens. As of December 31, 2012, Cinemark USA, Inc. could have distributed up to approximately $1,107,400 to its parent company and sole stockholder, Cinemark Holdings, Inc., under the terms of the indenture to the 7.375% Senior Notes, subject to its available cash and other borrowing restrictions outlined in the indenture. Upon a change of control, as defined in the indenture, the Company would be required to make an offer to repurchase the senior subordinated notes at a price equal to 101% of the aggregate principal amount outstanding plus accrued and unpaid interest, if any, through the date of repurchase. The indenture governing the Senior Subordinated Notes allows Cinemark USA, Inc. to incur additional indebtedness if it satisfies the coverage ratio specified in the indenture, after giving effect to the incurrence of the additional indebtedness, and in certain other circumstances. The required minimum coverage ratio is 2 to 1, and our actual ratio as of December 31, 2012 was 5.5 to 1.

Prior to June 15, 2016, Cinemark USA, Inc. may redeem all or any part of the Senior Subordinated Notes at its option at 100% of the principal amount plus a make-whole premium plus accrued and unpaid interest on the senior subordinated notes to the date of redemption. After June 15, 2016, Cinemark USA, Inc. may redeem the Senior Subordinated Notes in whole or in part at redemption prices specified in the indenture. In addition, prior to June 15, 2014, Cinemark USA, Inc. may redeem up to 35% of the aggregate principal amount of the Senior Subordinated Notes from the net proceeds of certain equity offerings at the redemption price set forth in the indenture.

Cinemark USA, Inc. and its guarantor subsidiaries filed a registration statement with the Securities and Exchange Commission (the “Commission”) on July 27, 2011 pursuant to which Cinemark USA, Inc. offered to exchange the Senior Subordinated Notes for substantially similar registered Senior Subordinated Notes. The registration statement became effective August 4, 2011, and approximately $199,500 of the notes were exchanged on September 7, 2011. The registered Senior Subordinated Notes, issued in the exchange, do not have transfer restrictions. Approximately $500 of the notes were not exchanged as of December 31, 2012.

8.625% Senior Notes

On June 29, 2009, Cinemark USA, Inc. issued $470,000 aggregate principal amount of 8.625% senior notes due 2019, referred to herein as the 8.625% Senior Notes, with an original issue discount of $11,468, resulting in proceeds of approximately $458,532. The proceeds were primarily used to fund the repurchase of the then remaining outstanding $419,403 aggregate principal amount at maturity of Cinemark, Inc.’s 9.75% senior discount notes. Interest on the 8.625% Senior Notes is payable on June 15 and December 15 of each year. The 8.625% Senior Notes mature on June 15, 2019. The original issue discount is being amortized on the effective interest method over the term of the 8.625% Senior Notes. As of December 31, 2012, the carrying value of the 8.625% Senior Notes was $461,464.

Cinemark USA, Inc. filed a registration statement with the Securities and Exchange Commission on September 24, 2009 pursuant to which Cinemark USA, Inc. offered to exchange the 8.625% Senior Notes for substantially similar registered 8.625% Senior Notes. The registration statement became effective and the notes were exchanged on December 17, 2009. The registered 8.625% Senior Notes, issued in the exchange, do not have transfer restrictions.

The 8.625% Senior Notes are fully and unconditionally guaranteed on a joint and several senior unsecured basis by certain of Cinemark USA, Inc.’s subsidiaries that guarantee, assume or become liable with respect to any of Cinemark USA, Inc.’s or a guarantor’s debt. The 8.625% Senior Notes and the guarantees are senior unsecured obligations and rank equally in right of payment with all of Cinemark USA, Inc.’s and its guarantor’s existing and future senior unsecured debt and senior in right of payment to all of Cinemark USA, Inc.’s and its guarantor’s existing and future subordinated debt. The 8.625% Senior Notes and the guarantees are effectively subordinated to all of Cinemark USA, Inc.’s and its guarantor’s existing and future secured debt to the extent of the value of the assets securing such debt, including all borrowings under Cinemark USA, Inc.’s amended senior secured credit facility. The 8.625% Senior Notes and the guarantees are structurally subordinated to all existing and future debt and other liabilities of Cinemark USA, Inc.’s subsidiaries that do not guarantee the 8.625% Senior Notes.

The indenture to the 8.625% Senior Notes contains covenants that limit, among other things, the ability of Cinemark USA, Inc. and certain of its subsidiaries to (1) consummate specified asset sales, (2) make investments or other restricted payments, including paying dividends, making other distributions or repurchasing subordinated debt or equity, (3) incur additional indebtedness and issue preferred stock, (4) enter into transactions with affiliates, (5) enter new lines of business, (6) merge or consolidate with, or sell all or substantially all of its assets to, another person and (7) create liens. As of December 31, 2012, Cinemark USA, Inc. could have distributed up to approximately $1,060,200 to its parent company and sole stockholder, Cinemark Holdings, Inc., under the terms of the indenture to the 8.625% Senior Notes, subject to its available cash and other borrowing restrictions outlined in the indenture. Upon a change of control of Cinemark Holdings, Inc. or Cinemark USA, Inc., Cinemark USA, Inc. would be required to make an offer to repurchase the 8.625% Senior Notes at a price equal to 101% of the aggregate principal amount outstanding plus accrued and unpaid interest, if any, through the date of repurchase. Certain asset dispositions are considered triggering events that may require Cinemark USA, Inc. to use the proceeds from those asset dispositions to make an offer to purchase the notes at 100% of their principal amount, plus accrued and unpaid interest, if any, to the date of repurchase if such proceeds are not otherwise used within 365 days as described in the indenture. The indenture governing the 8.625% Senior Notes allows Cinemark USA, Inc. to incur additional indebtedness if it satisfies the coverage ratio specified in the indenture, after giving effect to the incurrence of the additional indebtedness, and in certain other circumstances. The required minimum coverage ratio is 2 to 1 and our actual ratio as of December 31, 2012 was 5.5 to 1.

Prior to June 15, 2014, Cinemark USA, Inc. may redeem all or any part of the 8.625% Senior Notes at its option at 100% of the principal amount plus a make-whole premium. After June 15, 2014, Cinemark USA, Inc. may redeem the 8.625% Senior Notes in whole or in part at redemption prices described in the senior notes. In addition, Cinemark USA, Inc. may redeem up to 35% of the aggregate principal amount of the 8.625% Senior Notes from the net proceeds of certain equity offerings at the redemption price set forth in the 8.625% Senior Notes.

Former Senior Secured Credit Facility

On October 5, 2006, in connection with the Century Acquisition, Cinemark USA, Inc. entered into its former senior secured credit facility that provided for a seven year $1,120,000 term loan and a six year $150,000 revolving credit line. On March 2, 2010, the Company completed an amendment and extension to this former senior secured credit facility to primarily extend the maturities of the facility and make certain other modifications. Approximately $924,375 of the Company’s then remaining outstanding $1,083,600 term loan debt was extended from an original maturity date of October 2013 to a maturity date of April 2016. The then remaining term loan debt of $159,225 that was not extended continued to have a maturity date of October 2013. On June 3, 2011, the Company prepaid the remaining $157,235 of its unextended term loan debt utilizing a portion of the proceeds from the issuance of the Cinemark USA, Inc. 7.375% senior subordinated notes discussed above. There were no prepayment penalties incurred upon the prepayment of the term loan debt. Subsequent to the prepayment, the quarterly payments due on the term loan were approximately $2,311 per quarter through March 2016 with the remaining principal amount of approximately $866,602 due April 30, 2016. The prepayment did not impact the interest rate applicable to the remaining portion of the term loan debt, which accrued interest at Cinemark USA, Inc.’s option at: (A) the base rate equal to the higher of (1) the prime lending rate as set forth on the British Banking Association Telerate page 5, or (2) the federal funds effective rate from time to time plus 0.50%, plus a 2.25% margin per annum, or (B) a “eurodollar rate” plus a 3.25% margin per annum.

The prepayment did not impact the interest rate applicable to or the maturity of the Company’s revolving credit line. The maturity date of $73,500 of Cinemark USA, Inc.’s $150,000 revolving credit line had been extended from October 2012 to March 2015. The maturity date of the remaining $76,500 of Cinemark USA, Inc.’s revolving credit line did not change and remained October 2012. The interest rate on the original revolving credit line accrued interest, at Cinemark USA, Inc.’s option, at: (A) a base rate equal to the higher of (1) the prime lending rate as set forth on the British Banking Association Telerate page 5 and (2) the federal funds effective rate from time to time plus 0.50%, plus a margin that ranges from 0.50% to 1.00% per annum, or (B) a “eurodollar rate” plus a margin that ranged from 1.50% to 2.00% per annum. The interest rate on the extended revolving credit line accrued interest, at Cinemark USA, Inc.’s option at: (A) the base rate equal to the higher of (1) the prime lending rate as set forth on the British Banking Association Telerate page 5, or (2) the federal funds effective rate from time to time plus 0.50%, plus a margin that ranges from 1.75% to 2.0% per annum, or (B) a “eurodollar rate” plus a margin that ranged from 2.75% to 3.0% per annum. The margin of the revolving credit line was determined by the consolidated net senior secured leverage ratio as defined in the Former Senior Secured Credit Facility.

As a result of the prepayment made in June 2011, the Company wrote-off approximately $2,183 in unamortized debt issue costs related to the unextended portion of term loan debt that was prepaid. In addition, the Company determined that a portion of the quarterly interest payments hedged by two of its current interest rate swap agreements under cash flow hedges and the quarterly interest payments related to its previously terminated interest rate swap agreement were probable not to occur and therefore reclassified approximately $2,760 of its accumulated other comprehensive loss related to these cash flow hedges to earnings, as a component of loss on early retirement of debt. These write-offs, combined with related fees, are reflected in loss on early retirement of debt for the year ended December 31, 2011.

On December 18, 2012, the remaining outstanding term loan of $898,955 was paid in full with proceeds from the Amended Senior Secured Credit Facility combined with a portion of the proceeds from the 5.125% Senior Notes issuance, both of which are discussed above.

Fair Value of Long Term Debt

The Company estimates the fair value of its long-term debt primarily using quoted market prices, which fall under Level 2 of the U.S. GAAP fair value hierarchy as defined by FASB ASC Topic 820-10-35. The carrying value of the Company’s long term debt was $1,764,010 and $1,572,221 as of December 31, 2012 and 2011, respectively. The fair value of the Company’s long term debt was $1,851,246 and $1,622,286 as of December 31, 2012 and 2011, respectively.

Covenant Compliance and Debt Maturity

As of December 31, 2012, the Company believes it was in full compliance with all agreements, including related covenants, governing its outstanding debt. The Company’s long-term debt at December 31, 2012 matures as follows:

2013	9,546
2014	7,000
2015	7,000
2016	7,000
2017	7,000
Thereafter	1,735,000	(1)

Total	1,772,546

(1)	Reflects the aggregate principal amount at maturity of the 8.625% senior notes before the original issue discount of $8,536.

INTEREST RATE SWAP AGREEMENTS	12 Months Ended
Dec. 31, 2012
INTEREST RATE SWAP AGREEMENTS
12.	INTEREST RATE SWAP AGREEMENTS

The Company is currently a party to three interest rate swap agreements that qualify for cash flow hedge accounting. No premium or discount was incurred upon the Company entering into any of its interest rate swap agreements because the pay rates and receive rates on the interest rate swap agreements represented prevailing rates for each counterparty at the time each of the interest rate swap agreements was consummated. The fair values of the interest rate swaps are recorded on the Company’s consolidated balance sheet as an asset or liability with the effective portion of the interest rate swaps’ gains or losses reported as a component of accumulated other comprehensive loss and the ineffective portion reported in earnings. The changes in fair values are reclassified from accumulated other comprehensive loss into earnings in the same period that the hedged items affect earnings. For the years ended December 31, 2010, 2011 and 2012, the Company reclassified $11,771, $15,929 and $12,979, respectively, from accumulated other comprehensive loss into earnings.

The valuation technique used to determine fair value is the income approach and under this approach, the Company uses projected future interest rates as provided by counterparties to the interest rate swap agreements and the fixed rates that the Company is obligated to pay under these agreements. Therefore, the Company’s measurements use significant unobservable inputs, which fall in Level 3 of the U.S. GAAP hierarchy as defined by FASB ASC Topic 820-10-35.

Below is a summary of the Company’s interest rate swap agreements, all of which are designated as cash flow hedges, as of December 31, 2012:

Nominal Amount	Effective Date	Pay Rate	Receive Rate	Expiration Date	Current Liability (1)	Long-Term Liability (2)	Estimated Total Fair Value at December 31, 2012
$175,000	December 2010	1.3975%	1-Month LIBOR	September 2015	$1,959	$2,991	$4,950
$175,000	December 2010	1.4000%	1-Month LIBOR	September 2015	1,978	3,004	4,982
$100,000	November 2011	1.7150%	1-Month LIBOR	April 2016	1,566	2,694	4,260

$450,000					$5,503	$8,689	$14,192

(1)	Included in accrued other current liabilities on the consolidated balance sheet as of December 31, 2012.
(2)	Included in other long-term liabilities on the consolidated balance sheet as of December 31, 2012.

The Company was previously a party to an interest rate swap agreement that was effective during 2007 with a counterparty that filed for bankruptcy during September 2008 and whose credit rating was downgraded as a result. Prior to the counterparty’s credit rating downgrade, the change in fair value of the interest rate swap was recorded as a component of accumulated other comprehensive loss. Subsequent to the counterparty’s credit rating downgrade, the change in fair value of the interest rate swap was recorded in earnings as a component of interest expense. The Company terminated the interest rate swap agreement during October 2008. The Company determined that the forecasted transactions hedged by this interest rate swap are still probable to occur, thus the total amount previously reported in accumulated other comprehensive loss related to this interest rate swap agreement of $18,147 was amortized on a straight-line basis to interest expense over the period during which the forecasted transactions were expected to occur, which was September 15, 2008 through August 13, 2012. The Company amortized approximately $4,633, $4,236 and $2,470 to interest expense during the years ended December 31, 2010, 2011 and 2012, respectively.

See Note 13 for additional information about the Company’s fair value measurements related to its interest rate swap agreements.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
13.	FAIR VALUE MEASUREMENTS

The Company determines fair value measurements in accordance with FASB ASC Topic 820, which establishes a fair value hierarchy under which an asset or liability is categorized based on the lowest level of input significant to its fair value measurement. The levels of input defined by FASB ASC Topic 820 are as follows:

Level 1 –	quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date;
Level 2 –	other than quoted market prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 –	unobservable and should be used to measure fair value to the extent that observable inputs are not available.

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of December 31, 2012:

	Carrying Value	Fair Value
Description		Level 1	Level 2	Level 3
Interest rate swap liabilities — current (see Note 12)	$(5,503)	$—	$—	$(5,503)
Interest rate swap liabilities — long term (see Note 12)	$(8,689)	$—	$—	$(8,689)
Investment in RealD (see Note 6)	$13,707	$13,707	$—	$—

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of December 31, 2011:

	Carrying Value	Fair Value
Description		Level 1	Level 2	Level 3
Interest rate swap liabilities — current (see Note 12)	$(9,979)	$—	$—	$(9,979)
Interest rate swap liabilities — long term (see Note 12)	$(6,597)	$—	$—	$(6,597)
Investment in RealD (see Note 6)	$9,709	$9,709	$—	$—

Below is a reconciliation of the beginning and ending balance for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Liabilities		Assets
	2012	2011	2012	2011
Beginning balances —January 1	$16,576	$15,970	$—	$8,955
Total gain (loss) included in accumulated other comprehensive loss	(1,576)	1,736	—	(8,955)
Total gain included in earnings	(808)	(1,130)	—	—

Ending balances — December 31	$14,192	$16,576	$—	$—

The Company also uses fair value measurements on a nonrecurring basis in the impairment evaluations of its long-lived assets (see Note 1 and Note 9 for further discussions). There were no changes in valuation techniques during the period. The fair value measurement for the Company’s investment in RealD transferred from Level 2 to Level 1 during the year ended December 31, 2011. Previous fair value estimates for the investment were based on RealD’s quoted stock price, discounted to reflect the impact of a lock-up period to which the Company was subject. The lock-up period expired during January 2011; therefore, the fair value estimates for the investment subsequent to January 2011 were based on RealD’s stock price with no adjustments. See Note 6 for more information on the Company’s investment in RealD. There were no transfers in or out of Level 3 during the year ended December 31, 2012.

FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2012
FOREIGN CURRENCY TRANSLATION

14. FOREIGN CURRENCY TRANSLATION

The accumulated other comprehensive loss account in stockholder’s equity of $23,682 and $37,698 at December 31, 2011 and 2012, respectively, includes the cumulative foreign currency losses of $11,325 and $31,330, respectively, from translating the financial statements of the Company’s international subsidiaries, the change in fair values of the Company’s interest rate swap agreements that are designated as hedges and the change in fair value of the Company’s available-for-sale securities.

All foreign countries where the Company has operations are non-highly inflationary and the local currency is the same as the functional currency in all of the locations. Thus, any fluctuation in the currency results in a cumulative foreign currency translation adjustment recorded to accumulated other comprehensive loss.

Below is a summary of the impact of translating the December 31, 2012 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For
	Exchange Rate as of		Total Assets at	Year Ended
Country	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2012
Brazil	2.05	1.87	$348,405	$(21,690)
Mexico	13.02	14.00	$137,705	6,601
Argentina	4.91	4.31	$133,152	(12,926)
Colombia	1,768.23	1,950.0	$46,898	2,790
Chile	479.8	520.7	$49,749	2,958
All other				2,262

				$(20,005)

Below is a summary of the impact of translating the December 31, 2011 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For
	Exchange Rate as of		Total Assets at	Year Ended
Country	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2011
Brazil	1.87	1.67	$327,679	$(28,000)
Mexico	14.00	12.39	$121,935	(11,818)
Argentina	4.31	3.98	$128,524	(4,196)
Colombia	1,950.0	1,950.0	$34,568	153
Chile	520.7	473.2	$40,084	(3,324)
All other				1,127

				$(46,058)

During May 2011, the Company’s ownership in its Chilean subsidiary increased from 97.4% to 100% as a result of the Company’s purchase of the noncontrolling interests’ shares of Cinemark Chile. As part of this transaction, the Company recorded the amount of accumulated other comprehensive loss previously allocated to the noncontrolling interest of $485, related to the translation of the Chilean financial statements into U.S. dollars, as an increase to accumulated other comprehensive loss with an offsetting decrease to additional paid-in-capital. See Note 7.

INVESTMENTS IN AND ADVANCES TO AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN AND ADVANCES TO AFFILIATES

15. INVESTMENTS IN AND ADVANCES TO AFFILIATES

The Company had the following investments in and advances to affiliates at December 31:

	December 31,
	2011	2012
Cinemark — Core Pacific, Ltd. (Taiwan) — investment, at cost — 14% interest	$1,383	$1,383
Other	160	(146)

Total	$1,543	$1,237

NONCONTROLLING INTERESTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTERESTS IN SUBSIDIARIES

16. NONCONTROLLING INTERESTS IN SUBSIDIARIES

Noncontrolling interests in subsidiaries of the Company were as follows at December 31:

	December 31,
	2011	2012
Cinemark Partners II — 49.2% interest (in one theatre)	$7,864	$7,701
Laredo Theatres — 25% interest (in two theatres)	372	913
Greeley Ltd. — 49.0% interest (in one theatre)	695	622
Others	1,831	1,683

Total	$10,762	$10,919

Below is a summary of the impact of changes in the Company’s ownership interest in its subsidiaries on its equity:

	Years ended December 31,
	2010	2011	2012
Net income attributable to Cinemark USA, Inc.	$147,387	$131,928	$170,313

Transfers from noncontrolling interests
Increase in Cinemark USA, Inc. common stock and additional paid-in-capital for the Colombia Share Exchange (see Note 7)	$6,951	$—	$—
Decrease in Cinemark USA, Inc. additional paid-in-capital for the buyout of Panama noncontrolling interests (see Note 7)	(390)	—	—
Decrease in Cinemark USA, Inc. additional paid-in-capital for the buyout of Chile noncontrolling interests (see Note 7)	—	(1,402)	—

Net transfers from non-controlling interests	6,561	(1,402)	—

Change from net income attributable to Cinemark USA, Inc. and transfers from noncontrolling interests	$153,948	$130,526	$170,313

CAPITAL STOCK	12 Months Ended
Dec. 31, 2012
CAPITAL STOCK

17. CAPITAL STOCK

Common and Preferred Stock — Holders of Class A common stock have exclusive voting rights. Holders of Class B common stock have no voting rights except upon any proposed amendments to the articles of incorporation. However, they may convert their Class B common stock, at their option, to Class A common stock. In the event of any liquidation, holders of the Class A and Class B common stock will be entitled to their pro-rata share of assets remaining after any holders of preferred stock have received their preferential amounts based on their respective shares held.

The Company has 1,000,000 shares of preferred stock, $1.00 par value, authorized with none issued or outstanding. The rights and preferences of preferred stock will be determined by the Board of Directors at the time of issuance.

The Company’s ability to pay dividends is effectively limited by the terms of its senior notes indentures, its senior subordinated notes indenture and its senior secured credit facility, which also significantly restricts the ability of certain of the Company’s subsidiaries to pay dividends directly or indirectly it. See Note 11. Furthermore, certain of the Company’s foreign subsidiaries currently have a deficit in retained earnings which prevents the Company from declaring and paying dividends from those subsidiaries.

Stock Options — Below is a summary of stock option activity and related information for Cinemark Holdings, Inc. stock options held by the Company’s employees for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1	1,231,892	$7.63	140,356	$7.63	82,166	$7.63
Exercised	(1,091,536)	$7.63	(58,190)	$7.63	(60,144)	$7.63

Outstanding at December 31	140,356	$7.63	82,166	$7.63	22,022	$7.63	$404

Vested options at December 31	140,356	$7.63	82,166	$7.63	22,022	$7.63	$404

All outstanding stock options were fully vested as of April 2, 2009. There were no options granted or forfeited during any of the periods presented. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012, was $9,836, $699 and $1,070, respectively. The Company recognized tax benefits of approximately $2,680, $238 and $449 related to the options exercised during the year ended December 31, 2010, 2011 and 2012, respectively.

Options outstanding at December 31, 2012 have an average remaining contractual life of approximately two years.

Restricted Stock — Below is a summary of restricted stock activity for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at January 1	764,078	$11.10	1,254,691	$14.60	1,384,390	$16.85
Granted	683,921	$17.94	424,436	$19.45	653,229	$21.70
Vested	(190,589)	$12.63	(288,204)	$10.84	(489,033)	$17.00
Canceled	—	$—	(4,613)	$18.35	—	$—
Forfeited	(2,719)	$11.03	(1,920)	$14.34	(14,423)	$18.58

Outstanding at December 31	1,254,691	$14.60	1,384,390	$16.85	1,534,163	$18.85

During the year ended December 31, 2012, Cinemark Holdings, Inc. granted 653,229 shares of restricted stock to its directors and employees of the Company. The fair values of the restricted stock granted were determined based on the market values of Cinemark Holdings, Inc.’s common stock on the dates of grant, which ranged from $21.63 to $22.97 per share. The Company assumed forfeiture rates ranging from 0% to 5% for the restricted stock awards. Certain of the restricted stock granted to employees vests over three years based on continued service and the remaining restricted stock granted to employees vests over four years based on continued service. The restricted stock granted to the directors vests over one year based on continued service. The recipients of restricted stock are entitled to receive dividends and to vote their respective shares, however the sale and transfer of the restricted shares is prohibited during the restriction period.

The Company recorded total compensation expense of $4,163, $5,925 and $9,887 related to restricted stock awards during the years ended December 31, 2010, 2011 and 2012, respectively. Cinemark Holdings, Inc. recorded an additional $765, $666 and $749 of compensation expense related to these restricted stock awards during the years ended December 31, 2010, 2011 and 2012, respectively. Upon vesting, the Company receives an income tax deduction. The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was $3,272, $5,658 and $9,702, respectively. The Company recognized tax benefits of approximately $1,087, $2,188 and $3,749 related to shares that vested during the years ended December 2010, 2011 and 2012, respectively.

As of December 31, 2012, the remaining unrecognized compensation expense related to these restricted stock awards was approximately $18,341, $17,966 of which will be recognized by the Company and $375 of which will be recognized by Cinemark Holdings, Inc. The weighted average period over which this remaining compensation expense will be recognized is approximately two years.

Restricted Stock Units — During the years ended December 31, 2010, 2011 and 2012, Cinemark Holdings, Inc. granted restricted stock units representing 396,429, 153,727 and 152,955 hypothetical shares of common stock, respectively, under the Restated Incentive Plan to employees of the Company. The restricted stock units vest based on a combination of financial performance factors and continued service. The financial performance factors are based on an implied equity value concept that determines an internal rate of return (“IRR”) during a three fiscal year period based on a formula utilizing a multiple of Adjusted EBITDA subject to certain specified adjustments (as defined in the restricted stock unit award agreement). The financial performance factors for the restricted stock units have a threshold, target and maximum level of payment opportunity. If the IRR for the three year period is at least 8.5%, which is the threshold, one-third of the restricted stock units vest. If the IRR for the three year period is at least 10.5%, which is the target, two-thirds of the restricted stock units vest. If the IRR for the three year period is at least 12.5%, which is the maximum, 100% of the restricted stock units vest. All payouts of restricted stock units that vest will be subject to an additional one year service requirement and will be paid in the form of common stock if the participant continues to provide services through the fourth anniversary of the grant date. At the time of each of the 2010, 2011 and 2012 restricted stock unit grants, the Company was not able to determine which IRR level would be reached for the respective three year performance period, therefore the Company assumed the mid-point IRR level for these grants in determining the amount of compensation expense to record for such grants. The fair values of the restricted stock unit awards granted were determined based on the market values of Cinemark Holdings, Inc.’s common stock on the dates of grant, which ranged from $18.34 to $21.63 per share. The Company assumed forfeiture rates ranging from 0% to 5% for the restricted stock unit awards. Restricted stock unit award participants are eligible to receive dividend equivalent payments if and at the time the restricted stock unit awards vest.

Below is a table summarizing the potential number of shares that could vest under restricted stock unit awards granted during the years ended December 31, 2010, 2011 and 2012 at each of the three levels of financial performance (excluding forfeitures):

	Granted During the Year Ended December 31,
	2010		2011		2012
	Number of		Number of		Number of
	Shares	Value at	Shares	Value at	Shares	Value at
	Vesting	Grant	Vesting	Grant	Vesting	Grant
at IRR of at least 8.5%	132,144	$2,423	51,239	$991	50,981	$1,103
at IRR of at least 10.5%	264,288	$4,847	102,488	$1,983	101,974	$2,206
at IRR of at least 12.5%	396,429	$7,271	153,727	$2,975	152,955	$3,308

During the year ended December 31, 2010, the Compensation Committee of Cinemark Holdings, Inc.’s board of directors approved a modification of restricted stock unit awards granted to employees during 2008. The Compensation Committee also approved the cancellation and replacement of restricted stock unit awards granted to the Company’s top five executive officers during 2008. Both the modification and the cancellation and replacement were accounted for as modifications of share based awards. As a result of these modifications, the Company recorded incremental compensation expense of approximately $435 during the year ended December 31, 2010, which represented the difference between the grant date fair value and the modification date fair value of these awards for the portion of the service period that had been satisfied at the time of the modification. The service period for the modified awards did not change.

During the year ended December 31, 2010, based upon additional information, the Company determined that the 12.5% IRR level would be reached for the 2008 grant and recorded incremental compensation expense of approximately $823. During the year ended December 31, 2010, based upon additional information, the Company also determined that the 12.5% IRR level was expected to be reached for the 2009 grant and recorded incremental compensation expense of $377 during the year ended December 31, 2010.

During the year ended December 31, 2012, 196,051 restricted stock unit awards vested. Upon vesting, each restricted stock unit was converted into one share of Cinemark Holdings, Inc.’s common stock. In addition, Cinemark Holdings, Inc. paid approximately $600 in dividends on the vested restricted stock units, which represented dividends that had accumulated on the awards since they were granted in 2008. The fair value of the restricted stock unit awards that vested during the year ended December 31, 2012 was approximately $4,400. The Company recognized a tax benefit of approximately $1,848 during the year ended December 31, 2012 related to these vested awards. There were no forfeitures of restricted stock unit awards during the year ended December 31, 2012.

During the year ended December 31, 2012, based upon additional information, the Company determined that the 12.5% IRR level was reached for the 2010 grant and recorded incremental compensation expense of approximately $1,609.

The Company recorded total compensation expense of $3,424, $3,101 and $4,433 related to these restricted stock unit awards during the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the Company had restricted stock units outstanding that represented a total of 994,671 hypothetical shares of common stock, net of actual cumulative forfeitures of 11,608 units, assuming the maximum IRR of at least 12.5% is achieved for all of the outstanding restricted stock unit awards. As of December 31, 2012, the remaining unrecognized compensation expense related to the outstanding restricted stock unit awards was $4,890, which assumes the high-point IRR level will be achieved for the 2009 and 2010 grants and the mid-point IRR level will be achieved for the 2011 and 2012 grants. The weighted average period over which this remaining compensation expense will be recognized is approximately two years.

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL CASH FLOW INFORMATION

18. SUPPLEMENTAL CASH FLOW INFORMATION

The following is provided as supplemental information to the consolidated statements of cash flows:

	Year Ended December 31,
	2010	2011	2012
Cash paid for interest	$103,047	$113,084	$117,172
Cash paid for income taxes, net of refunds received	$93,435	$29,106	$89,034
Noncash investing and financing activities:
Change in accounts payable and accrued expenses for the acquisition of theatre properties and equipment (1)	$3,339	$7,349	$(13,827)
Theatre properties and equipment acquired under capital lease	$6,934	$6,696	$18,754
Change in fair market values of interest rate swap agreements, net of taxes	$7,170	$4,867	$1,827
Investment in NCM—receipt of common units (See Note 4)	$30,683	$9,302	$9,137
Investment in NCM—change of interest gain (See Note 4)	$271	$—	$—
Net book value of equipment contributed to DCIP (See Note 5)	$18,090	$—	$—
Investment in RealD (See Note 6)	$18,909	$3,402	$—
Change in fair market value of available-for-sale securities, net of taxes (See Note 6)	$5,659	$(13,566)	$2,499
Capital contribution from Cinemark Holdings, Inc. as a result of the Colombia Share Exchange (See Note 7)	$6,951	$—	$—
Noncash distribution to Cinemark Holdings, Inc. (See Note 22)	$—	$(8,175)	$(5,356)

(1)	Additions to theatre properties and equipment included in accounts payable as of December 31, 2011 and 2012 were $18,512 and $4,685, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

19. INCOME TAXES

Income before income taxes consisted of the following:

	Year Ended December 31,
	2010	2011	2012
Income before income taxes:
U.S.	$126,365	$116,885	$185,389
Foreign	83,166	90,940	113,611

Total	$209,531	$207,825	$299,000

Current:
Federal	$35,856	$17,808	$56,133
Foreign	21,933	26,830	53,964
State	9,415	7,183	8,578

Total current expense	67,204	51,821	118,675

Deferred:
Federal	(143)	22,100	12,096
Foreign	(7,188)	(2,332)	(6,007)
State	(1,272)	2,283	1,452

Total deferred taxes	(8,603)	22,051	7,541

Income taxes	$58,601	$73,872	$126,216

A reconciliation between income tax expense and taxes computed by applying the applicable statutory federal income tax rate to income before income taxes follows:

	Year Ended December 31,
	2010	2011	2012
Computed normal tax expense	$73,335	$72,739	$104,649
Foreign inflation adjustments	47	(1,587)	(33)
State and local income taxes, net of federal income tax impact	5,248	7,365	7,511
Foreign losses not benefited and other changes in valuation allowance	(5,685)	(676)	(711)
Foreign tax rate differential	(4,798)	(3,321)	(1,545)
Foreign dividends	3,952	4,173	10,576
Changes in uncertain tax positions	(8,080)	396	13,729
Other — net	(5,418)	(5,217)	(7,960)

Income taxes	$58,601	$73,872	$126,216

The Company reinvests the undistributed earnings of its foreign subsidiaries, with the exception of its subsidiary in Ecuador. Accordingly, deferred U.S. federal and state income taxes are provided only on the undistributed earnings of the Company’s Ecuador subsidiary. As of December 31, 2012, the cumulative amount of undistributed earnings of the foreign subsidiaries on which the Company has not recognized income taxes was approximately $339,000. Determination of the amount of any unrecognized deferred income tax liability on this temporary difference is not practicable because of the complexities of the hypothetical calculation.

Deferred Income Taxes

The tax effects of significant temporary differences and tax loss and tax credit carryforwards comprising the net long-term deferred income tax liabilities as of December 31, 2011 and 2012 consisted of the following:

	December 31,
	2011	2012
Deferred liabilities:
Theatre properties and equipment	$92,466	$96,733
Deferred intercompany sales	12,051	14,551
Intangible asset — other	24,749	23,944
Intangible asset — tradenames	116,333	115,939
Investment in partnerships	98,742	113,199

Total deferred liabilities	344,341	364,366

Deferred assets:
Deferred lease expenses	23,225	27,255
Theatre properties and equipment	5,910	5,884
Deferred revenue—NCM and Fandango	88,616	90,972
Capital lease obligations	51,211	54,551
Interest rate swap agreements	5,882	3,825
Tax loss carryforwards	10,602	7,700
Alternative minimum tax and other credit carryforwards	7,548	6,405
Other expenses, not currently deductible for tax purposes	23,750	30,724

Total deferred assets	216,744	227,316

Net deferred income tax liability before valuation allowance	127,597	137,050
Valuation allowance against deferred assets	15,443	13,326

Net deferred income tax liability	$143,040	$150,376

Net deferred tax liability — Foreign	$10,757	$2,488
Net deferred tax liability — U.S.	132,283	147,888

Total	$143,040	$150,376

The Company’s foreign tax credit carryforwards begin expiring in 2015. Some foreign net operating losses will expire in the next reporting period; however, some losses may be carried forward indefinitely. State net operating losses may be carried forward for periods of between five and twenty years with the last expiring year being 2029.

Uncertain Tax Positions

The following is a reconciliation of the total amounts of unrecognized tax benefits excluding interest and penalties, for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
Balance at January 1,	$23,857	$15,197	$18,660
Gross increases-tax positions in prior periods	—	3,153	14,462
Gross decreases-tax positions in prior periods	(1,392)	—	(3,321)
Gross increases—current period tax positions	3,551	3,729	3,672
Gross decreases—current period tax positions	(613)	(633)	—
Settlements	(10,383)	(2,467)	—
Foreign currency translation adjustments	177	(319)	(251)

Balance at December 31,	$15,197	$18,660	$33,222

The Company had $22,411 and $34,475 of unrecognized tax benefits, including interest and penalties, as of December 31, 2011 and December 31, 2012, respectively. Of these amounts, $16,274 and $30,085 represent the amount of unrecognized tax benefits that if recognized would impact the effective income tax rate for the years ended December 31, 2011 and 2012, respectively. The Company had $3,751 and $4,576 accrued for interest and penalties as of December 31, 2011 and 2012, respectively.

The Company participates in the consolidated tax return of Cinemark Holdings, Inc. in the U.S. federal jurisdiction and in certain state and foreign jurisdictions and is routinely under audit by many different tax authorities. The Company believes that its accrual for tax liabilities is adequate for all open audit years based on its assessment of many factors including past experience and interpretations of tax law. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. The Company is no longer subject to income tax audits from the Internal Revenue Service for years before 2007. The Company is no longer subject to state income tax examinations by tax authorities in its major state jurisdictions for years before 2007. Certain state returns were amended as a result of the Internal Revenue Service examination closures for 2002 through 2006, and the statutes remain open for those amendments. The Company is no longer subject to non-U.S. income tax examinations by tax authorities in its major non-U.S. tax jurisdictions for years before 2004.

The Company is currently under audit in the non-U.S. tax jurisdictions of Brazil, Chile and Mexico. The Company is currently under examination by the Internal Revenue Service for the 2007, 2008 and 2009 tax years. The Company believes that the U.S. Internal Revenue Service and the Mexico audits will be completed within the next twelve months.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Leases — The Company conducts a significant part of its theatre operations in leased properties under noncancelable operating and capital leases with terms generally ranging from 10 to 25 years. In addition to the minimum annual lease payments, some of the leases provide for contingent rentals based on operating results of the theatre and most require the payment of taxes, insurance and other costs applicable to the property. The Company can renew, at its option, a substantial portion of the leases at defined or then market rental rates for various periods. Some leases also provide for escalating rent payments throughout the lease term. A liability for deferred lease expenses of $34,466 and $38,297 at December 31, 2011 and 2012, respectively, has been provided to account for lease expenses on a straight-line basis, where lease payments are not made on such a basis. Theatre rent expense was as follows:

	Year Ended December 31,
	2010	2011	2012
Fixed rent expense	$186,893	$200,006	$205,770
Contingent rent and other facility lease expenses	68,824	76,272	75,845

Total facility lease expense	$255,717	$276,278	$281,615

Future minimum lease payments under noncancelable operating and capital leases that have initial or remaining terms in excess of one year at December 31, 2012 are due as follows:

	Operating Leases	Capital Leases
2013	$225,814	$25,304
2014	227,238	25,117
2015	222,469	25,299
2016	212,861	25,158
2017	193,672	23,436
Thereafter	807,121	110,934

Total	$1,889,175	$235,248

Amounts representing interest payments		85,077

Present value of future minimum payments		$150,171
Current portion of capital lease obligations		11,064

Capital lease obligations, less current portion		$139,107

Employment Agreements — Cinemark Holdings, Inc. has three-year employment agreements with Lee Roy Mitchell, Timothy Warner, Robert Copple, Michael Cavalier, and Rob Carmony that are subject to automatic extensions for a one-year period, unless the employment agreements are terminated. Effective May 25, 2009, Cinemark Holdings, Inc. entered into an employment agreement with Steve Bunnell that has an initial term of two years subject to an extension for a one year period, unless the agreement is terminated. Effective February 15, 2010, Cinemark Holdings, Inc. entered into an employment agreement with Valmir Fernandes that has an initial term of three years. The base salaries stipulated in the employment agreements are subject to review during the term of the agreements for increase (but not decrease) each year by Cinemark Holdings, Inc.’s Compensation Committee. Management personnel subject to these employment agreements are eligible to receive annual cash incentive bonuses upon the Company meeting certain performance targets established by Cinemark Holdings, Inc.’s Compensation Committee.

On February 15, 2012, the Company’s Chief Executive Officer (“CEO”), Alan Stock, announced his retirement. As a result of the retirement, Cinemark Holdings, Inc.’s employment agreement with Mr. Stock was effectively terminated. Mr. Stock served in a transitional role until May 1, 2012 and then became a consultant for the Company for a two-year period that ends April 30, 2014. Mr. Stock has retained his share based awards under their original vesting terms.

Upon Mr. Stock’s retirement, the Company appointed Tim Warner as its CEO. Mr. Warner previously served as the Company’s President and Chief Operating Officer. In connection with his appointment as the CEO, the Company and Mr. Warner entered into an Amended and Restated Employment Agreement dated as of March 30, 2012 (the “Amended and Restated Agreement”). The Amended and Restated Agreement amends and restates the Employment Agreement dated June 16, 2008 by and between the Company and Mr. Warner. The term of the Amended and Restated Agreement goes through April 1, 2014 and may be extended at the Company’s election for an additional one-year period upon six months prior written notice by the Company to Mr. Warner. The base salary stipulated in the Amended and Restated Agreement is subject to review during the term of the agreement for increase (but not decrease) each year by the Company’s Compensation Committee. Mr. Warner is eligible to receive annual cash incentive bonuses upon the Company meeting certain performance targets established by its Compensation Committee and will continue to be eligible to participate in and receive grants of equity incentive awards under the Company’s long-term incentive plan.

Retirement Savings Plan — The Company has a 401(k) retirement savings plan for the benefit of all employees and makes contributions as determined annually by the board of directors. Contribution payments of $2,311 and $2,410 were made in 2011 (for plan year 2010) and 2012 (for plan year 2011), respectively. A liability of approximately $2,500 has been recorded at December 31, 2012 for contribution payments to be made in 2013 (for plan year 2012).

Litigation and Litigation Settlements — From time to time, the Company is involved in other various legal proceedings arising from the ordinary course of its business operations, such as personal injury claims, employment matters, landlord-tenant disputes, patent claims and contractual disputes, some of which are covered by insurance or by indemnification from vendors. The Company believes its potential liability with respect to these types of proceedings currently pending is not material, individually or in the aggregate, to the Company’s financial position, results of operations and cash flows.

SEGMENTS	12 Months Ended
Dec. 31, 2012
SEGMENTS

21. SEGMENTS

The Company manages its international market and its U.S. market as separate reportable operating segments. The international segment consists of operations in Brazil, Mexico, Argentina, Chile, Colombia, Peru, Ecuador, Honduras, El Salvador, Nicaragua, Costa Rica, Panama and Guatemala. The U.S. segment includes U.S. and Canada operations. (Note that the Company’s only Canadian theatre was sold during November 2010.) Each segment’s revenue is derived from admissions and concession sales and other ancillary revenues, primarily screen advertising. The measure of segment profit and loss the Company uses to evaluate performance and allocate its resources is Adjusted EBITDA, as defined in the reconciliation table below. The Company does not report asset information by segment because that information is not used to evaluate the performance or allocate resources between segments.

Below is a breakdown of select financial information by reportable operating segment:

	Year Ended December 31,
	2010	2011	2012
Revenues:
U.S.	$1,584,281	$1,593,667	$1,706,511
International	564,240	696,119	777,663
Eliminations	(7,377)	(10,173)	(10,643)

Total revenues	$2,141,144	$2,279,613	$2,473,531

	Year Ended December 31,
	2010	2011	2012
Adjusted EBITDA:
U.S.	$364,610	$372,739	$411,293
International	122,575	148,261	179,375

Total Adjusted EBITDA	$487,185	$521,000	$590,668

	Year Ended December 31,
	2011	2012
Capital Expenditures:
U.S.	$79,510	$107,323
International	105,309	113,404

Total capital expenditures	$184,819	$220,727

The following table sets forth a reconciliation of net income to Adjusted EBITDA:

	Year Ended December 31,
	2010	2011	2012
Net income	$150,930	$133,953	$172,784
Add (deduct):
Income taxes	58,601	73,872	126,216
Interest expense (1)	112,444	123,102	123,665
Loss on early retirement of debt	3	4,945	5,599
Loss on marketable securities – RealD	—	12,610	—
Other income (2)	(3,721)	(13,594)	(21,568)
Depreciation and amortization (3)	143,508	154,449	147,675
Impairment of long-lived assets	12,538	7,033	3,031
(Gain) loss on sale of assets and other	(431)	8,792	12,168
Deferred lease expenses	3,940	4,155	4,104
Amortization of long-term prepaid rents	1,786	2,657	2,673
Share based awards compensation expense	7,587	9,026	14,321

Adjusted EBITDA	$487,185	$521,000	$590,668

(1)	Includes amortization of debt issue costs.
(2)

Includes interest income, foreign currency exchange gain (loss), and equity in income (loss) of affiliates and excludes distributions from NCM. Distributions from NCM are reported entirely within the U.S. operating segment.

(3)	Includes amortization of favorable/unfavorable leases.

Financial Information About Geographic Areas

Below is a breakdown of select financial information by geographic area:

	Year Ended December 31,
	2010	2011	2012
Revenues
U.S.	$1,584,281	$1,593,667	$1,706,511
Brazil	315,884	358,820	328,136
Other foreign countries	248,356	337,299	449,527
Eliminations	(7,377)	(10,173)	(10,643)

Total	$2,141,144	$2,279,613	$2,473,531

	December 31,
	2011	2012
Theatres properties and equipment, net
U.S.	$934,279	$940,922
Brazil	149,294	190,990
Other foreign countries	155,277	173,046

Total	$1,238,850	$1,304,958

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS

22. RELATED PARTY TRANSACTIONS

Prior to March 2010, the Company leased one theatre from Plitt Plaza Joint Venture (“Plitt Plaza”) on a month-to-month basis. Plitt Plaza is indirectly owned by Lee Roy Mitchell, Cinemark Holdings, Inc.’s Chairman of the Board, who directly and indirectly owns approximately 9% of Cinemark Holdings, Inc.’s issued and outstanding shares of common stock. The Company closed this theatre during March 2010. The Company recorded $30 of facility lease and other operating expenses payable to Plitt Plaza joint venture during the year ended December 31, 2010. During the year ended December 31, 2010, the Company recorded approximately $111 related to the termination of the lease, which is reflected in (gain) loss on sale of assets and other on the consolidated statement of income.

The Company manages theatres for Laredo Theatre, Ltd. (“Laredo”). The Company is the sole general partner and owns 75% of the limited partnership interests of Laredo. Lone Star Theatres, Inc. owns the remaining 25% of the limited partnership interests in Laredo and is 100% owned by Mr. David Roberts, Lee Roy Mitchell’s son-in-law. Lee Roy Mitchell is the Company’s Chairman of the Board and directly and indirectly owns approximately 9% of the Company’s common stock. Under the agreement, management fees are paid by Laredo to the Company at a rate of 5% of annual theatre revenues up to $50,000 and 3% of annual theatre revenues in excess of $50,000. The Company recorded $105, $476 and $522 of management fee revenues during the years ended December 31, 2010, 2011 and 2012, respectively. All such amounts are included in the Company’s consolidated financial statements with the intercompany amounts eliminated in consolidation.

The Company has an Aircraft Time Sharing Agreement with Copper Beech Capital, LLC to use, on occasion, a private aircraft owned by Copper Beech Capital, LLC. Copper Beech Capital, LLC is owned by Mr. Mitchell and his wife, Tandy Mitchell. The private aircraft is used by Mr. Mitchell and other executives who accompany Mr. Mitchell to business meetings for the Company. The Company reimburses Copper Beech Capital, LLC the actual costs of fuel usage and the expenses of the pilots, landing fees, storage fees and similar expenses incurred during the trip. For the years ended December 31, 2010, 2011 and 2012, the aggregate amounts paid to Copper Beech Capital, LLC for the use of the aircraft was approximately $73, $86 and $82, respectively.

The Company currently leases 19 theatres and one parking facility from Syufy Enterprises, LP (“Syufy”) or affiliates of Syufy. Raymond Syufy is one of Cinemark Holdings, Inc.’s directors and is an officer of the general partner of Syufy. Of these 20 leases, 17 have fixed minimum annual rent. The three leases without minimum annual rent have rent based upon a specified percentage of gross sales as defined in the lease with no minimum annual rent. For the years ended December 31, 2010, 2011 and 2012, the Company paid total rent of approximately $18,058, $18,881 and $18,602, respectively, to Syufy.

The Company has paid certain fees and expenses on behalf of its parent, Cinemark Holdings, Inc. and Cinemark Holdings, Inc. has paid income taxes on behalf of the Company. The Company paid cash dividends to Cinemark Holdings, Inc. of $78,100, $95,000 and $95,750 for the years ended December 31, 2010, 2011 and 2012, respectively. Additionally, the Company made noncash distributions to Cinemark Holdings, Inc. of $8,175 and $5,356 related to expenses paid on behalf of Cinemark Holdings, Inc. for the years ended December 31, 2011 and 2012, respectively.

VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
VALUATION AND QUALIFYING ACCOUNTS

23. VALUATION AND QUALIFYING ACCOUNTS

The Company’s valuation allowance for deferred tax assets for the years ended December 31, 2010, 2011 and 2012 were as follows:

Valuation Allowance for Deferred Tax Assets
Balance at January 1, 2010	$18,228
Additions	3,398
Deductions	(6,201)

Balance at December 31, 2010	$15,425
Additions	2,338
Deductions	(2,320)

Balance at December 31, 2011	$15,443
Additions	6,298
Deductions	(8,415)

Balance at December 31, 2012	$13,326

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Dividend declared and paid
SUBSEQUENT EVENT	25. SUBSEQUENT EVENT—DIVIDEND DECLARATION On March 12, 2013, the Company declared and paid a dividend to its parent company, Cinemark Holdings, Inc. in the amount of $24,000.
Mexican subsidiaries | Dispositions
SUBSEQUENT EVENT

24. SUBSEQUENT EVENT—DISPOSITION OF MEXICAN SUBSIDIARIES

During February 2013, the Company entered into a stock purchase agreement with Grupo Cinemex, S.A. De C.V. pursuant to which the Company will sell its Mexican subsidiaries, which consist of 31 theatres and 290 screens. The sales price, which will be paid in Mexican pesos and is subject to certain closing date adjustments, will be approximately $125,000, based on the exchange rate on the date of this report. The transaction, which is subject to review by the Mexican Federal Competition Commission, is expected to close during the second half of 2013. Total revenues for the Company’s Mexican subsidiaries for the years ended December 31, 2010, 2011 and 2012 were $70,859, $74,448 and $75,333, respectively.

CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION OF SUBSIDIARY GUARANTORS	12 Months Ended
Dec. 31, 2012
CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION OF SUBSIDIARY GUARANTORS
26.	CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION OF SUBSIDIARY GUARANTORS

As of December 31, 2012, the Company had outstanding $470,000 aggregate principal amount of 8.625% senior notes due 2019, or the 8.625% Senior Notes, $400,000 aggregate principal amount of 5.125% senior notes due 2022, or the 5.125% Senior Notes, and $200,000 aggregate principal amount of 7.375% senior subordinated notes due 2021, or the Senior Subordinated Notes (collectively the “Notes”). The condensed consolidating financial statement information for 2011 and 2010 have been recast to reflect the subsidiary guarantors as of December 31, 2012. These Notes are fully and unconditionally guaranteed on a joint and several senior unsecured basis by the following subsidiaries of Cinemark USA, Inc.:

Sunnymead Cinema Corp., Cinemark Properties, Inc., Greeley Holdings, Inc., Trans Texas Cinema, Inc., Inc., Cinemark Partners I, Inc., Multiplex Services, Inc., CNMK Investments, Inc., CNMK Texas Properties, LLC., Cinemark Concessions LLC, Century Theatres, Inc., Marin Theatre Management, LLC, Century Theatres NG, LLC, Cinearts LLC, Cinearts Sacramento, LLC, Corte Madera Theatres, LLC, Novato Theatres, LLC, San Rafael Theatres, LLC, Northbay Theatres, LLC, Century Theatres Summit Sierra, LLC and Century Theatres Seattle, LLC.

The following supplemental condensed consolidating financial statement information presents:

1.	Condensed consolidating balance sheet information as of December 31, 2011 and 2012, condensed consolidating statements of income information, condensed consolidating statements of comprehensive income information and condensed consolidating statements of cash flows information for the years ended December 31, 2010, 2011 and 2012.

2.	Cinemark USA, Inc. (the “Parent” and “Issuer”), combined Guarantor Subsidiaries and combined Non-Guarantor Subsidiaries with their investments in subsidiaries accounted for using the equity method of accounting and therefore, the Parent column reflects the equity income (loss) of its Guarantor Subsidiaries and Non-Guarantor Subsidiaries, which are also separately reflected in the stand-alone Guarantor Subsidiaries and Non-Guarantor Subsidiaries column. Additionally, the Guarantor Subsidiaries column reflects the equity income (loss) of its Non-Guarantor Subsidiaries, which are also separately reflected in the stand-alone Non-Guarantor Subsidiaries column.

3.	Elimination entries necessary to consolidate the Parent and all of its Subsidiaries

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

DECEMBER 31, 2011

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Assets
Current assets
Cash and cash equivalents	$101,175	$202,621	$217,457	$—	$521,253
Other current assets	58,199	15,620	69,935	(38,044)	105,710
Accounts receivable from subsidiaries	246,425	—	—	(246,425)	—

Total current assets	405,799	218,241	287,392	(284,469)	626,963

Theatre properties and equipment — net	345,296	570,945	322,609	—	1,238,850

Investment in subsidiaries	1,119,919	410,613	—	(1,530,532)	—

Other assets	1,164,241	134,152	372,811	(14,764)	1,656,440

Total assets	$3,035,255	$1,333,951	$982,812	$(1,829,765)	$3,522,253

Liabilities and equity

Current liabilities

Current portion of long-term debt	$9,243	$—	$2,902	$—	$12,145
Current portion of capital lease obligations	1,838	5,786	2,015	—	9,639
Accounts payable and accrued expenses	119,781	81,110	115,650	(34,075)	282,466
Accounts payable to parent or subsidiaries	—	230,642	15,783	(246,425)	—

Total current liabilities	130,862	317,538	136,350	(280,500)	304,250

Long-term liabilities
Long-term debt, less current portion	1,557,174	—	6,045	(3,143)	1,560,076
Capital lease obligations, less current portion	30,252	88,976	12,305	—	131,533
Other long-term liabilities and deferrals	302,436	75,525	138,730	(15,590)	501,101

Total long-term liabilities	1,889,862	164,501	157,080	(18,733)	2,192,710

Commitments and contingencies

Equity
Cinemark USA, Inc.’s stockholder’s equity:
Common stock	49,543	457,368	10,218	(467,586)	49,543
Other stockholder’s equity	964,988	394,544	668,402	(1,062,946)	964,988

Total Cinemark USA, Inc. stockholder’s equity	1,014,531	851,912	678,620	(1,530,532)	1,014,531
Noncontrolling interests	—	—	10,762	—	10,762

Total equity	1,014,531	851,912	689,382	(1,530,532)	1,025,293

Total liabilities and equity	$3,035,255	$1,333,951	$982,812	$(1,829,765)	$3,522,253

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

DECEMBER 31, 2012

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Assets
Current assets
Cash and cash equivalents	$305,627	$193,863	$242,605	$—	$742,095
Other current assets	52,358	14,599	76,834	(41,294)	102,497
Accounts receivable from subsidiaries	338,278	—	—	(338,278)	—

Total current assets	696,263	208,462	319,439	(379,572)	844,592

Theatre properties and equipment — net	341,091	580,595	383,272	—	1,304,958

Investment in subsidiaries	1,087,263	423,812	—	(1,511,075)	—

Other assets	1,185,478	140,192	393,670	(6,478)	1,712,862

Total assets	$3,310,095	$1,353,061	$1,096,381	$(1,897,125)	$3,862,412

Liabilities and equity

Current liabilities

Current portion of long-term debt	$7,000	$—	$2,546	$—	$9,546
Current portion of capital lease obligations	2,070	6,682	2,312	—	11,064
Accounts payable and accrued expenses	119,057	84,235	150,044	(36,755)	316,581
Accounts payable to parent or subsidiaries	—	273,776	64,502	(338,278)	—

Total current liabilities	128,127	364,693	219,404	(375,033)	337,191

Long-term liabilities
Long-term debt, less current portion	1,754,464	—	—		1,754,464
Capital lease obligations, less current portion	28,182	85,765	25,160	—	139,107
Other long-term liabilities and deferrals	314,029	83,590	148,836	(11,017)	535,438

Total long-term liabilities	2,096,675	169,355	173,996	(11,017)	2,429,009

Commitments and contingencies

Equity
Cinemark USA, Inc.’s stockholder’s equity:
Common stock	49,543	457,368	10,218	(467,586)	49,543
Other stockholder’s equity	1,035,750	361,645	681,844	(1,043,489)	1,035,750

Total Cinemark USA, Inc. stockholder’s equity	1,085,293	819,013	692,062	(1,511,075)	1,085,293
Noncontrolling interests	—	—	10,919	—	10,919

Total equity	1,085,293	819,013	702,981	(1,511,075)	1,096,212

Total liabilities and equity	$3,310,095	$1,353,061	$1,096,381	$(1,897,125)	$3,862,412

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2010

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$596,034	$1,030,777	$585,411	$(71,078)	$2,141,144

Cost of operations
Theatre operating expenses	528,352	688,961	437,380	(71,078)	1,583,615
General and administrative expenses	18,006	57,695	31,314	—	107,015
Depreciation and amortization	30,993	79,469	33,046	—	143,508
Impairment of long-lived assets	1,270	4,072	7,196	—	12,538
(Gain) loss on sale of assets and other	2,418	3,897	(6,746)	—	(431)

Total cost of operations	581,039	834,094	502,190	(71,078)	1,846,245

Operating income	14,995	196,683	83,221	—	294,899

Other income (expense)
Interest expense	(103,192)	(11,213)	(936)	2,897	(112,444)
Distributions from NCM	1,245	—	22,113	—	23,358
Equity in income (loss) of affiliates	193,132	48,772	(3,467)	(241,875)	(3,438)
Other income	341	3,064	6,648	(2,897)	7,156

Total other income	91,526	40,623	24,358	(241,875)	(85,368)

Income before income taxes	106,521	237,306	107,579	(241,875)	209,531
Income taxes	(40,866)	69,679	29,788	—	58,601

Net income	147,387	167,627	77,791	(241,875)	150,930
Less: Net income attributable to noncontrolling interests	—	—	3,543	—	3,543

Net income attributable to Cinemark USA, Inc.	$147,387	$167,627	$74,248	$(241,875)	$147,387

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2011

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$608,978	$995,704	$720,594	$(45,663)	$2,279,613

Cost of operations
Theatre operating expenses	505,348	679,476	534,023	(45,663)	1,673,184
General and administrative expenses	18,535	62,379	44,514	—	125,428
Depreciation and amortization	34,542	76,603	43,304	—	154,449
Impairment of long-lived assets	3,156	479	3,398	—	7,033
Loss on sale of assets and other	3,717	4,789	286	—	8,792

Total cost of operations	565,298	823,726	625,525	(45,663)	1,968,886

Operating income	43,680	171,978	95,069	—	310,727

Other income (expense)
Interest expense	(111,421)	(10,556)	(1,280)	155	(123,102)
Distributions from NCM	1,566	—	22,595	—	24,161
Equity in income of affiliates	185,405	54,922	5,680	(240,356)	5,651
Loss on early retirement of debt	(4,945)	—	—	—	(4,945)
Loss on marketable securities — RealD	(12,610)	—	—	—	(12,610)
Other income	441	265	7,392	(155)	7,943

Total other income	58,436	44,631	34,387	(240,356)	(102,902)

Income before income taxes	102,116	216,609	129,456	(240,356)	207,825
Income taxes	(29,812)	61,853	41,831	—	73,872

Net income	131,928	154,756	87,625	(240,356)	133,953
Less: Net income attributable to noncontrolling interests	—	—	2,025	—	2,025

Net income attributable to Cinemark USA, Inc.	$131,928	$154,756	$85,600	$(240,356)	$131,928

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2012

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$665,280	$1,040,394	$803,133	$(35,276)	$2,473,531

Cost of operations
Theatre operating expenses	528,658	707,800	577,149	(35,276)	1,778,331
General and administrative expenses	19,452	73,862	53,128	—	146,442
Depreciation and amortization	33,475	60,568	53,632	—	147,675
Impairment of long-lived assets	1,364	1,329	338	—	3,031
Gain (loss) on sale of assets and other	1,357	10,898	(87)	—	12,168

Total cost of operations	584,306	854,457	684,160	(35,276)	2,087,647

Operating income	80,974	185,937	118,973	—	385,884

Other income (expense)
Interest expense	(110,683)	(10,187)	(2,871)	76	(123,665)
Distributions from NCM	1,383	—	19,429	—	20,812
Equity in income of affiliates	197,940	54,783	13,109	(252,723)	13,109
Loss on early retirement of debt	(5,599)	—	—	—	(5,599)
Other income	99	111	8,325	(76)	8,459

Total other income	83,140	44,707	37,992	(252,723)	(86,884)

Income before income taxes	164,114	230,644	156,965	(252,723)	299,000
Income taxes	(6,199)	67,585	64,830	—	126,216

Net income	170,313	163,059	92,135	(252,723)	172,784
Less: Net income attributable to noncontrolling interests	—	—	2,471	—	2,471

Net income attributable to Cinemark USA, Inc.	$170,313	$163,059	$89,664	$(252,723)	$170,313

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2010

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$147,387	$167,627	$77,791	$(241,875)	$150,930

Other comprehensive income, net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $4,339	7,170	—	—	—	7,170
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $3,425	5,659	—	—	—	5,659
Amortization of accumulated other comprehensive loss on terminated swap agreement	4,633	—	—	—	4,633
Foreign currency translation adjustment	19,264	—	19,432	(19,264)	19,432

Total other comprehensive income, net of tax	36,726	—	19,432	(19,264)	36,894

Total comprehensive income, net of tax	$184,113	$167,627	$97,223	$(261,139)	$187,824
Comprehensive income attributable to noncontrolling interests	—	—	(3,711)	—	(3,711)

Comprehensive income attributable to Cinemark USA, Inc.	$184,113	$167,627	$93,512	$(261,139)	$184,113

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2011

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$131,928	$154,756	$87,625	$(240,356)	$133,953

Other comprehensive income (loss), net of tax
Unrealized loss due to fair value adjustments on interest rate swap agreements, net of taxes of $3,786	(2,830)	—	—	—	(2,830)
Unrealized loss due to fair value adjustments on available-for-sale securities, net of taxes of $8,128	(13,566)	—	—	—	(13,566)
Amortization of accumulated other comprehensive loss on terminated swap agreement	4,236	—	—	—	4,236
Foreign currency translation adjustment	(46,058)	—	(46,280)	46,058	(46,280)

Total other comprehensive loss, net of tax	(58,218)	—	(46,280)	46,058	(58,440)

Total comprehensive income, net of tax	$73,710	$154,756	$41,345	$(194,298)	$75,513
Comprehensive income attributable to noncontrolling interests	—	—	(1,803)	—	(1,803)

Comprehensive income attributable to Cinemark USA, Inc.	$73,710	$154,756	$39,542	$(194,298)	$73,710

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2012

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$170,313	$163,059	$92,135	$(252,723)	$172,784

Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $557	1,020	—	—	—	1,020
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $1,499	2,499	—	—	—	2,499
Amortization of accumulated other comprehensive loss on terminated swap agreement	2,470	—	—	—	2,470
Foreign currency translation adjustment	(20,005)	—	(20,232)	20,005	(20,232)

Total other comprehensive income (loss), net of tax	(14,016)	—	(20,232)	20,005	(14,243)

Total comprehensive income, net of tax	$156,297	$163,059	$71,903	$(232,718)	$158,541
Comprehensive income attributable to noncontrolling interests	—	—	(2,244)	—	(2,244)

Comprehensive income attributable to Cinemark USA, Inc.	$156,297	$163,059	$69,659	$(232,718)	$156,297

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2010

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$147,387	$167,627	$77,791	$(241,875)	$150,930
Adjustments to reconcile net income to cash provided by (used for) operating activities	(160,981)	37,727	56,469	241,875	175,090
Changes in assets and liabilities	177,023	(225,738)	(11,075)	—	(59,790)

Net cash provided by (used for) operating activities	163,429	(20,819)	123,620	—	266,230

Investing activities
Additions to theatre properties and equipment	(35,382)	(34,767)	(85,953)	—	(156,102)
Proceeds from sale of theatre properties and equipment	1,697	3,441	16,653	—	21,791
Investment in joint venture — DCIP, net of cash distributions	—	—	(1,756)	—	(1,756)
Net transactions with affiliates	281	5,792	—	(6,073)	—

Net cash used for investing activities	(33,404)	(25,534)	(71,056)	(6,073)	(136,067)

Financing activities
Dividends paid to parent	(78,100)	—	(287)	287	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(416)	—	—	—	(416)
Retirement of senior subordinated notes	(181)	—	—	—	(181)
Payment of debt issue costs	(8,858)	—	—	—	(8,858)
Repayments of other long-term debt	(10,836)	—	(1,017)	—	(11,853)
Net changes in intercompany notes	—	—	(5,786)	5,786	—
Payments on capital leases	(1,341)	(5,527)	(459)	—	(7,327)
Purchase of non-controlling interest in Panama	—	—	(888)	—	(888)
Other	—	—	(539)	—	(539)

Net cash used for financing activities	(99,732)	(5,527)	(8,976)	6,073	(108,162)

Effect of exchange rate changes on cash and cash equivalents	—	—	5,027	—	5,027

Increase (decrease) in cash and cash equivalents	30,293	(51,880)	48,615	—	27,028
Cash and cash equivalents:
Beginning of year	39,761	237,540	160,436	—	437,737

End of year	$70,054	$185,660	$209,051	$—	$464,765

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2011

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$131,928	$154,756	$87,625	$(240,356)	$133,953
Adjustments to reconcile net income to cash provided by operating activities	(132,778)	29,871	89,359	240,356	226,808
Changes in assets and liabilities	142,103	(143,392)	31,412	—	30,123

Net cash provided by operating activities	141,253	41,235	208,396	—	390,884
Investing activities
Additions to theatre properties and equipment	(46,407)	(32,240)	(106,172)	—	(184,819)
Proceeds from sale of theatre properties and equipment	952	3,790	1,488	—	6,230
Acquisition of ten theatres in Argentina	—	—	(66,958)	—	(66,958)
Net transactions with affiliates	3,398	11,052	—	(14,450)	—
Investment in joint venture — DCIP and other	(8)	—	(1,512)	—	(1,520)

Net cash used for investing activities	(42,065)	(17,398)	(173,154)	(14,450)	(247,067)
Financing activities
Dividends paid to parent	(95,000)	(1,325)	(13,125)	14,450	(95,000)
Payroll taxes paid as a result of restricted stock withholdings	—	(494)	—	—	(494)
Proceeds from issuance of senior subordinated notes	200,000	—	—	—	200,000
Repayments of other long-term debt	(166,877)	—	(21)	—	(166,898)
Net changes in intercompany notes	—	—	—	—	—
Payments on capital leases	(1,651)	(5,057)	(818)	—	(7,526)
Payment of debt issue costs	(4,539)	—	—	—	(4,539)
Purchase of noncontrolling interest in Cinemark Chile	—	—	(1,443)	—	(1,443)
Other	—	—	(2,120)	—	(2,120)

Net cash used for financing activities	(68,067)	(6,876)	(17,527)	14,450	(78,020)
Effect of exchange rate changes on cash and cash equivalents	—	—	(9,309)	—	(9,309)

Increase in cash and cash equivalents	31,121	16,961	8,406	—	56,488
Cash and cash equivalents:
Beginning of year	70,054	185,660	209,051	—	464,765

End of year	$101,175	$202,621	$217,457	$—	$521,253

CINEMARK USA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2012

	Parent Company	Subsidiary Guarantors	Subsidiary Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$170,313	$163,059	$92,135	$(252,723)	$172,784
Adjustments to reconcile net income to cash provided by operating activities	(152,552)	25,749	55,737	252,723	181,657
Changes in assets and liabilities	144,628	(139,350)	34,914	—	40,192

Net cash provided by operating activities	162,389	49,458	182,786	—	394,633
Investing activities
Additions to theatre properties and equipment	(50,162)	(56,578)	(113,987)	—	(220,727)
Proceeds from sale of theatre properties and equipment	701	596	679	—	1,976
Acquisition of theatres in the U.S.	(14,080)	—	—	—	(14,080)
Net transactions with affiliates	27,532	6,362	—	(33,894)	—
Investment in joint venture — DCIP and other	—	—	(1,480)	—	(1,480)

Net cash used for investing activities	(36,009)	(49,620)	(114,788)	(33,894)	(234,311)
Financing activities
Dividends paid to parent	(95,750)	(700)	(33,051)	33,751	(95,750)
Capital contributions from parent	—	—	3,000	(3,000)	—
Payroll taxes paid as a result of restricted stock withholdings	—	(3,263)	—	—	(3,263)
Proceeds from issuance of senior subordinated notes	400,000	—	—	—	400,000
Repayments of other long-term debt	(205,887)	—	(2,779)	—	(208,666)
Net changes in intercompany notes	—	—	(3,143)	3,143	—
Payments on capital leases	(1,838)	(5,884)	(1,729)	—	(9,451)
Payment of debt issue costs	(18,453)	—	—	—	(18,453)
Other	—	1,251	(2,086)	—	(835)

Net cash provided by (used for) financing activities	78,072	(8,596)	(39,788)	33,894	63,582
Effect of exchange rate changes on cash and cash equivalents	—	—	(3,062)	—	(3,062)

Increase (decrease) in cash and cash equivalents	204,452	(8,758)	25,148	—	220,842
Cash and cash equivalents:
Beginning of year	101,175	202,621	217,457	—	521,253

End of year	$305,627	$193,863	$242,605	$—	$742,095

UNAUDITED SUPPLEMENTAL SCHEDULES	12 Months Ended
Dec. 31, 2012
UNAUDITED SUPPLEMENTAL SCHEDULES

UNAUDITED SUPPLEMENTAL SCHEDULES

As required by the indentures governing the 8.625% Senior Notes, the 5.125% Senior Notes and the 7.375% Senior Subordinated Notes the Company has included in this filing, financial information for its subsidiaries that have been designated as unrestricted subsidiaries as defined by the indentures. As required by the indentures the Company has included a condensed consolidating balance sheet and condensed consolidating statements of income, comprehensive income and cash flows for the Company and its subsidiaries. These supplementary schedules separately identify the Company’s restricted subsidiaries and unrestricted subsidiaries as required by the indentures.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

DECEMBER 31, 2012

(In thousands)

	Restricted	Unrestricted
	Group	Group	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$634,351	$107,744	$—	$742,095
Other current assets	120,028	(17,531)	—	102,497

Total current assets	754,379	90,213	—	844,592
Theatre properties and equipment, net	1,304,958	—	—	1,304,958
Other assets	1,638,741	101,140	(27,019)	1,712,862

Total assets	$3,698,078	$191,353	$(27,019)	$3,862,412

Liabilities and equity
Current liabilities
Current portion of long-term debt	$9,546	$—	$—	$9,546
Current portion of capital lease obligations	11,064	—	—	11,064
Accounts payable and accrued expenses	316,468	113	—	316,581

Total current liabilities	337,078	113	—	337,191
Long-term liabilities
Long-term debt, less current portion	1,754,464	—	—	1,754,464
Capital lease obligations, less current portion	139,107	—	—	139,107
Other long-term liabilities and deferrals	430,920	104,518	—	535,438

Total long-term liabilities	2,324,491	104,518	—	2,429,009
Commitments and contingencies
Equity	1,036,509	86,722	(27,019)	1,096,212

Total liabilities and equity	$3,698,078	$191,353	$(27,019)	$3,862,412

Note:	“Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2012

(In thousands)

	Restricted	Unrestricted
	Group	Group	Eliminations	Consolidated
Revenues	$2,473,531	$—	$—	$2,473,531
Cost of operations
Theatre operating costs	1,778,331	—	—	1,778,331
General and administrative expenses	146,429	13	—	146,442
Depreciation and amortization	147,675	—	—	147,675
Impairment of long-lived assets	3,031	—	—	3,031
Loss on sale of assets and other	12,168	—	—	12,168

Total cost of operations	2,087,634	13	—	2,087,647

Operating income (loss)	385,897	(13)	—	385,884
Other income (expense)	(92,893)	32,509	(26,500)	(86,884)

Income before income taxes	293,004	32,496	(26,500)	299,000
Income taxes	114,030	12,186	—	126,216

Net income	178,974	20,310	(26,500)	172,784
Less: Net income attributable to noncontrolling interests	2,471	—	—	2,471

Net income attributable to Cinemark USA, Inc.	$176,503	$20,310	$(26,500)	$170,313

Note:	“Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2012

(In thousands)

	Restricted	Unrestricted
	Group	Group	Eliminations	Consolidated
Net income	$178,974	$20,310	$(26,500)	$172,784
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $557	1,020	—	—	1,020
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $1,499	2,499	—	—	2,499
Amortization of accumulated other comprehensive loss on terminated interest rate swap agreement	2,470	—	—	2,470
Foreign currency translation adjustment	(20,232)	—	—	(20,232)

Total other comprehensive loss, net of tax	(14,243)	—	—	(14,243)

Total comprehensive income, net of tax	164,731	20,310	(26,500)	158,541
Comprehensive income attributable to noncontrolling interests	(2,244)	—	—	(2,244)

Comprehensive income attributable to Cinemark USA, Inc.	$162,487	$20,310	$(26,500)	$156,297

Note:	“Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.

CINEMARK USA, INC. AND SUBSIDIARIES

UNAUDITED CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2012

(In thousands)

	Restricted	Unrestricted
	Group	Group	Eliminations	Consolidated
Operating activities
Net income	$178,974	$20,310	$(26,500)	$172,784
Adjustments to reconcile net income to cash provided by operating activities	187,296	(5,639)	—	181,657
Changes in assets and liabilities	776	12,916	26,500	40,192

Net cash provided by operating activities	367,046	27,587	—	394,633
Investing activities
Additions to theatre properties and equipment	(220,727)	—	—	(220,727)
Proceeds from sale of theatre properties and equipment	1,976	—	—	1,976
Acquisition of theatre in U.S.	(14,080)	—	—	(14,080)
Investment in DCIP and other	—	(1,480)	—	(1,480)

Net cash used for investing activities	(232,831)	(1,480)	—	(234,311)
Financing activities
Dividends paid to parent	(95,750)	—	—	(95,750)
Payroll taxes paid as a result of restricted stock withholdings	(3,263)	—	—	(3,263)
Proceeds from issuance of notes	400,000	—	—	400,000
Proceeds from amended senior secured credit facility	700,000	—	—	700,000
Repayment of former senior secured credit facility	(898,955)	—	—	(898,955)
Repayments of long-term debt	(9,711)	—	—	(9,711)
Payment of debt issue costs	(18,453)	—	—	(18,453)
Payments on capital leases	(9,451)	—	—	(9,451)
Other	(835)	—	—	(835)

Net cash provided by financing activities	63,582	—	—	63,582
Effect of exchange rate changes on cash and cash equivalents	(3,062)	—	—	(3,062)

Increase in cash and cash equivalents	194,735	26,107	—	220,842
Cash and cash equivalents:
Beginning of year	439,616	81,637	—	521,253

End of year	$634,351	$107,744	$—	$742,095

Note:	“Restricted Group” and “Unrestricted Group” are defined in the Indentures for the senior notes and senior subordinated notes.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Business

Business — Cinemark USA, Inc. and subsidiaries (the “Company”), a wholly owned subsidiary of Cinemark Holdings, Inc., is a leader in the motion picture exhibition industry, with theatres in the United States (“U.S.”), Brazil, Mexico, Argentina, Chile, Colombia, Peru, Ecuador, Honduras, El Salvador, Nicaragua, Costa Rica, Panama and Guatemala. The Company also managed additional theatres in the U.S., Brazil, and Colombia during the year ended December 31, 2012.

Principles of Consolidation

Principles of Consolidation — The consolidated financial statements include the accounts of Cinemark USA, Inc., its subsidiaries and its affiliates. Majority-owned subsidiaries that the Company has control of are consolidated while those affiliates of which the Company owns between 20% and 50% and does not control are accounted for under the equity method. Those affiliates of which the Company owns less than 20% are generally accounted for under the cost method, unless the Company is deemed to have the ability to exercise significant influence over the affiliate, in which case the Company would account for its investment under the equity method. The results of these subsidiaries and affiliates are included in the consolidated financial statements effective with their formation or from their dates of acquisition. Intercompany balances and transactions are eliminated in consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents — Cash and cash equivalents consist of operating funds held in financial institutions, petty cash held by the theatres and highly liquid investments with original maturities of three months or less when purchased. Cash investments were primarily in money market funds or other similar funds.

Accounts Receivable

Accounts Receivable – Accounts receivable, which are recorded at net realizable value, consists primarily of receivables related to screen advertising, receivables related to discounted tickets sold to retail locations, rebates earned from the Company’s beverage and other concession vendors and value-added and other tax receivables.

Inventories	Inventories — Concession and theatre supplies inventories are stated at the lower of cost (first-in, first-out method) or market.
Theatre Properties and Equipment

Theatre Properties and Equipment — Theatre properties and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the assets as follows:

Category	Useful Life
Buildings on owned land	40 years
Buildings on leased land	Lesser of lease term or useful life
Land and buildings under capital lease	Lesser of lease term or useful life
Theatre furniture and equipment	5 to 15 years
Leasehold improvements	Lesser of lease term or useful life

The Company reviews long-lived assets for impairment indicators on a quarterly basis or whenever events or changes in circumstances indicate the carrying amount of the assets may not be fully recoverable.

The Company considers actual theatre level cash flows, future years budgeted theatre level cash flows, theatre property and equipment carrying values, amortizing intangible asset carrying values, the age of a recently built theatre, competitive theatres in the marketplace, the impact of recent ticket price changes, available lease renewal options and other factors considered relevant in its assessment of impairment of individual theatre assets. Long-lived assets are evaluated for impairment on an individual theatre basis, which the Company believes is the lowest applicable level for which there are identifiable cash flows. The impairment evaluation is based on the estimated undiscounted cash flows from continuing use through the remainder of the theatre’s useful life. The remainder of the theatre’s useful life correlates with the available remaining lease period, which includes the probability of renewal periods for leased properties and for fee owned properties, the lesser of twenty years or the building’s remaining useful life. If the estimated undiscounted cash flows are not sufficient to recover a long-lived asset’s carrying value, the Company then compares the carrying value of the asset group (theatre) with its estimated fair value. When estimated fair value is determined to be lower than the carrying value of the asset group (theatre), the asset group (theatre) is written down to its estimated fair value. Significant judgment is involved in estimating cash flows and fair value. Management’s estimates, which fall under Level 3 of the U.S. GAAP fair value hierarchy as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820-10-35, are based on historical and projected operating performance, recent market transactions and current industry trading multiples. Fair value is determined based on a multiple of cash flows, which was six and a half times for the evaluations performed during 2010, 2011 and 2012. The long-lived asset impairment charges recorded during each of the periods presented are specific to theatres that were directly and individually impacted by increased competition, adverse changes in market demographics, or adverse changes in the development or the conditions of the areas surrounding the theatre. See Note 9.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets — Goodwill is the excess of cost over fair value of theatre businesses acquired. Goodwill is evaluated for impairment on an annual basis during the fourth quarter or whenever events or changes in circumstances indicate the carrying value of goodwill may not be fully recoverable. The Company evaluates goodwill for impairment at the reporting unit level and has allocated goodwill to the reporting unit based on an estimate of its relative fair value. Management considers the reporting unit to be each of its sixteen regions in the U.S. and each of its eight international countries (Honduras, El Salvador, Nicaragua, Costa Rica, Panama and Guatemala are considered one reporting unit). Goodwill impairment is evaluated using a two-step approach requiring the Company to compute the fair value of a reporting unit and compare it with its carrying value. If the carrying value of the reporting unit exceeds its estimated fair value, a second step is performed to measure the potential goodwill impairment. Significant judgment is involved in estimating cash flows and fair value. Management’s estimates, which fall under Level 3 of the U.S. GAAP fair value hierarchy as defined by FASB ASC Topic 820-10-35, are based on historical and projected operating performance, recent market transactions, and current industry trading multiples. Fair value is determined based on a multiple of cash flows, which was six and a half times for the evaluation performed during 2010 and seven and a half times for the evaluations performed during 2011 and 2012.

Indefinite-lived tradename intangible assets are tested for impairment at least annually during the fourth quarter or whenever events or changes in circumstances indicate the carrying value may not be fully recoverable. The Company estimates the fair value of its tradenames by applying an estimated market royalty rate that could be charged for the use of the Company’s tradename to forecasted future revenues, with an adjustment for the present value of such royalties. If the estimated fair value is less than the carrying value, the tradename intangible asset is written down to its estimated fair value. Significant judgment is involved in estimating market royalty rates and long-term revenue forecasts. Management’s estimates, which fall under Level 3 of the U.S. GAAP fair value hierarchy as defined by FASB ASC Topic 820-10-35, are based on historical and projected revenue performance and industry trends.

The table below summarizes the Company’s intangible assets and the amortization method used for each type of intangible asset:

Intangible Asset	Amortization Method
Goodwill	Indefinite-lived
Tradename	Indefinite-lived
Vendor contracts	Straight-line method over the terms of the underlying contracts. The remaining terms of the underlying contracts range from 1 to 10 years.
Favorable/unfavorable leases	Based on the pattern in which the economic benefits are realized over the terms of the lease agreements. The remaining terms of the lease agreements range from 1 to 24 years.
Other intangible assets	Straight-line method over the terms of the underlying agreement or the expected useful life of the intangible asset. The remaining useful lives of these intangible assets range from 1 to 8 years.

Deferred Charges and Other Assets

Deferred Charges and Other Assets — Deferred charges and other assets consist of debt issue costs, long-term prepaid rents, construction related deposits, lease deposits, equipment to be placed in service, and other assets of a long-term nature. Debt issue costs are amortized using the straight-line method (which approximates the effective interest method) over the primary financing terms of the related debt agreement. Long-term prepaid rents represent prepayments of rent on operating leases. These payments are recognized as facility lease expense over the period for which the rent was paid in advance as outlined in the lease agreements. The amortization periods generally range from 1 to 10 years.

Lease Accounting

Lease Accounting — The Company evaluates each lease for classification as either a capital lease or an operating lease. If substantially all of the benefits and risks of ownership have been transferred to the lessee, the Company records the lease as a capital lease at its inception. The Company performs this evaluation at the inception of the lease and when a modification is made to a lease. If the lease agreement calls for a scheduled rent increase during the lease term, the Company recognizes the lease expense on a straight-line basis over the lease term. The Company determines the straight-line rent expense impact of an operating lease upon inception of the lease. The landlord is typically responsible for constructing a theatre using guidelines and specifications agreed to by the Company and assumes substantially all of the risk of construction. If the Company concludes that it has substantially all of the construction period risks, it records a construction asset and related liability for the amount of total project costs incurred during the construction period. At the end of the construction period, the Company determines if the transaction qualifies for sale-leaseback accounting treatment in regards to lease classification. If the Company receives a lease incentive payment from a landlord, the Company records the proceeds as a deferred lease incentive liability and amortizes the liability as a reduction in rent expense over the initial term of the respective lease.

Deferred Revenues

Deferred Revenues — Advances collected on long-term screen advertising, concession and other contracts are recorded as deferred revenues. In accordance with the terms of the agreements, the advances collected on such contracts are recognized during the period in which the advances are earned, which may differ from the period in which the advances are collected. Revenues related to these advances are recognized on either a straight-line basis over the term of the contracts or as such revenues are earned in accordance with the terms of the contracts.

Insurance Reserves

Insurance Reserves — The Company is self-insured for general liability claims subject to an annual cap. For the year ended December 31, 2012, claims were capped at $250 per occurrence with an annual cap of approximately $2,650. The Company is also self-insured for medical claims up to $125 per occurrence. The Company is fully insured for workers compensation claims. As of December 31, 2011 and 2012, the Company’s insurance reserves were $7,600 and $7,693, respectively, and are reflected in accrued other current liabilities in the consolidated balance sheets.

Revenue and Expense Recognition

Revenue and Expense Recognition — Revenues are recognized when admissions and concession sales are received at the box office. Other revenues primarily consist of screen advertising. Screen advertising revenues are recognized over the period that the related advertising is delivered on-screen or in-theatre. The Company records proceeds from the sale of gift cards and other advanced sale-type certificates in current liabilities and recognizes admissions or concession revenue when a holder redeems the card or certificate. The Company recognizes unredeemed gift cards and other advanced sale-type certificates as revenue only after such a period of time indicates, based on historical experience, the likelihood of redemption is remote, and based on applicable laws and regulations. In evaluating the likelihood of redemption, the Company considers the period outstanding, the level and frequency of activity, and the period of inactivity. As of December 31, 2011 and 2012, the Company’s liabilities for advanced sale-type certificates were approximately $41,611 and $46,063, respectively, and are reflected in accrued other current liabilities on the consolidated balance sheets. The Company recognized unredeemed gift cards and other advanced sale-type certificates as revenues in the amount of $7,073, $7,846 and $9,093 during the years ended December 31, 2010, 2011 and 2012, respectively.

Film rental costs are accrued based on the applicable box office receipts and either mutually agreed upon firm terms or a sliding scale formula, which are generally established prior to the opening of the film, or estimates of the final mutually agreed upon settlement, which occurs at the conclusion of the film run, subject to the film licensing arrangement. Under a firm terms formula, the Company pays the distributor a mutually agreed upon specified percentage of box office receipts, which reflects either a mutually agreed upon aggregate rate for the life of the film or rates that decline over the term of the run. Under a sliding scale formula, film rental is paid as a percentage of box office revenues using a pre-determined matrix based upon box office performance of the film. The settlement process allows for negotiation of film rental fees upon the conclusion of the film run based upon how the film performs. Estimates are based on the expected success of a film. The success of a film can typically be determined a few weeks after a film is released when initial box office performance of the film is known. Accordingly, final settlements typically approximate estimates since box office receipts are known at the time the estimate is made and the expected success of a film can typically be estimated early in the film’s run. If actual settlements are different than those estimates, film rental costs are adjusted at that time.

Accounting for Share Based Awards

Accounting for Share Based Awards — The Company measures the cost of employee services received in exchange for an award of equity instruments based on the fair value of the award on the date of the grant. The grant date fair value is estimated using either an option-pricing model, consistent with the terms of the award, or a market observed price, if such a price exists. Such costs are recognized over the period during which an employee is required to provide service in exchange for the award (which is usually the vesting period). The Company also estimates the number of instruments that will ultimately be forfeited. See Note 17 for discussion of the Company’s share based awards and related compensation expense.

Income Taxes

Income Taxes — The Company participates in the consolidated tax return of Cinemark Holdings, Inc. However, the Company’s provision for income taxes is computed on a stand-alone basis. The Company uses an asset and liability approach to financial accounting and reporting for income taxes. Deferred income taxes are provided when tax laws and financial accounting standards differ with respect to the amount of income for a year and the basis of assets and liabilities. A valuation allowance is recorded to reduce the carrying amount of deferred tax assets unless it is more likely than not that such assets will be realized. Income taxes are provided on unremitted earnings from foreign subsidiaries unless such earnings are expected to be indefinitely reinvested. Income taxes have also been provided for potential tax assessments. The evaluation of an uncertain tax position is a two-step process. The first step is recognition: The Company determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Company should presume that the position would be examined by the appropriate taxing authority that would have full knowledge of all relevant information. The second step is measurement: A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Differences between tax positions taken in a tax return and amounts recognized in the financial statements result in (1) a change in a liability for income taxes payable or (2) a change in an income tax refund receivable, a deferred tax asset or a deferred tax liability or both (1) and (2). The Company accrues interest and penalties on its uncertain tax positions as a component of income tax expense.

Segments	Segments — For the years ended December 31, 2010, 2011 and 2012, the Company managed its business under two reportable operating segments, U.S. markets and international markets. See Note 21.
Use of Estimates

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. The Company’s consolidated financial statements include amounts that are based on management’s best estimates and judgments. Actual results could differ from those estimates.

Foreign Currency Translations

Foreign Currency Translations — The assets and liabilities of the Company’s foreign subsidiaries are translated into U.S. dollars at current exchange rates as of the balance sheet date, and revenues and expenses are translated at average monthly exchange rates. The resulting translation adjustments are recorded in the consolidated balance sheets in accumulated other comprehensive loss. The Company recognizes foreign currency transaction gains and losses when changes in exchange rates impact transactions, other than intercompany transactions of a long-term investment nature, that have been denominated in a currency other than the functional currency.

Fair Value Measurements

Fair Value Measurements — According to authoritative guidance, inputs used in fair value measurements fall into three different categories; Level 1, Level 2 and Level 3. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. The Company has interest rate swap agreements and investments in marketable securities that are adjusted to fair value on a recurring basis (quarterly). With respect to its interest rate swap agreements, the Company uses the income approach to determine the fair value of its interest rate swap agreements and under this approach, the Company uses projected future interest rates as provided by the counterparties to the interest rate swap agreements and the fixed rates that the Company is obligated to pay under these agreements. Therefore, the Company’s fair value measurements for its interest rate swaps use significant unobservable inputs, which fall in Level 3. With respect to its investments in marketable securities, the Company uses quoted market prices, which fall under Level 1 of the hierarchy. There were no changes in valuation techniques during the period and no transfers in or out of Level 1, Level 2 or Level 3 during the year ended December 31, 2012. See Note 12 for further discussion of the Company’s interest rate swap agreements and Note 13 for further discussion of the Company’s fair value measurements. The Company also uses fair value measurements on a nonrecurring basis, primarily in the impairment evaluations for goodwill, intangible assets and other long-lived assets. See Goodwill and Other Intangible Assets and Theatre Properties and Equipment included above for discussion of such fair value measurements.

Acquisitions

Acquisitions — The Company accounts for acquisitions under the acquisition method of accounting. The acquisition method requires that the acquired assets and liabilities, including contingencies, be recorded at fair value determined on the acquisition date and changes thereafter reflected in income. For significant acquisitions, the Company obtains independent third party valuation studies for certain of the assets acquired and liabilities assumed to assist the Company in determining fair value. The estimation of the fair values of the assets acquired and liabilities assumed involves a number of estimates and assumptions that could differ materially from the actual amounts realized. The Company provides assumptions, including both quantitative and qualitative information, about the specified asset or liability to the third party valuation firms. The Company primarily utilizes the third parties to accumulate comparative data from multiple sources and assemble a report that summarizes the information obtained. The Company then uses the information to record estimated fair value. The third party valuation firms are supervised by Company personnel who are knowledgeable about valuations and fair value. The Company evaluates the appropriateness of the assumptions and valuation methodologies utilized by the third party valuation firm.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Life of Assets

Depreciation is provided using the straight-line method over the estimated useful lives of the assets as follows:

Category	Useful Life
Buildings on owned land	40 years
Buildings on leased land	Lesser of lease term or useful life
Land and buildings under capital lease	Lesser of lease term or useful life
Theatre furniture and equipment	5 to 15 years
Leasehold improvements	Lesser of lease term or useful life

Intangible Assets and Amortization Method Used

The table below summarizes the Company’s intangible assets and the amortization method used for each type of intangible asset:

Intangible Asset	Amortization Method
Goodwill	Indefinite-lived
Tradename	Indefinite-lived
Vendor contracts	Straight-line method over the terms of the underlying contracts. The remaining terms of the underlying contracts range from 1 to 10 years.
Favorable/unfavorable leases	Based on the pattern in which the economic benefits are realized over the terms of the lease agreements. The remaining terms of the lease agreements range from 1 to 24 years.
Other intangible assets	Straight-line method over the terms of the underlying agreement or the expected useful life of the intangible asset. The remaining useful lives of these intangible assets range from 1 to 8 years.

ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Fair value of the identifiable assets acquired and liabilities assumed as of acquisition date

The following table represents the fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date:

Theatre properties and equipment	$24,098
Tradename	10,032
Favorable leases	3,919
Other intangible assets	884
Goodwill	43,018
Long-term debt	(5,993)
Deferred tax liability	(7,240)
Other liabilities, net of other assets	(1,760)

Total	$66,958

INVESTMENT IN NATIONAL CINEMEDIA LLC (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activity with NCM Included in Company's Condensed Consolidated Financial Statements

Below is a summary of activity with NCM included in the Company’s consolidated financial statements:

	Investment	Deferred	Distributions	Equity in	Other	Cash
	in NCM	Revenue	from NCM	Earnings	Revenue	Received
Balance as of January 1, 2010	$34,232	$(203,006)
Receipt of common units due to annual common unit adjustment	$30,683	$(30,683)	$—	$—	$—	$—
Change of interest gain due to extraordinary common unit adjustment (2)	271	—	—	—	—	—
Revenues earned under ESA (1)	—	—	—	—	(5,033)	5,033
Receipt of excess cash distributions	(4,753)	—	(19,616)	—	—	24,369
Receipt under tax receivable agreement	(520)	—	(3,742)	—	—	4,262
Equity in earnings	4,463	—	—	(4,463)	—	—
Amortization of deferred revenue	—	3,116	—	—	(3,116)	—

Balance as of and for the period ended December 31, 2010	$64,376	$(230,573)	$(23,358)	$(4,463)	$(8,149)	$33,664

Receipt of common units due to annual common unit adjustment	$9,302	$(9,302)	$—	$—	$—	$—
Revenues earned under ESA (1)	—	—	—	—	(5,890)	5,890
Receipt of excess cash distributions	(6,322)	—	(20,023)	—	—	26,345
Receipt under tax receivable agreement	(729)	—	(4,138)	—	—	4,867
Equity in earnings	5,413	—	—	(5,413)	—	—
Amortization of deferred revenue	—	3,565	—	—	(3,565)	—

Balance as of and for the period ended December 31, 2011	$72,040	$(236,310)	$(24,161)	$(5,413)	$(9,455)	$37,102

Receipt of common units due to annual common unit adjustment	$9,137	$(9,137)	$—	$—	$—	$—
Revenues earned under ESA (1)	—	—	—	—	(7,112)	7,112
Receipt of excess cash distributions	(6,503)	—	(17,889)	—	—	24,392
Receipt under tax receivable agreement	(967)	—	(2,923)	—	—	3,890
Equity in earnings	4,416	—	—	(4,416)	—	—
Amortization of deferred revenue	—	4,142	—	—	(4,142)	—

Balance as of and for the period ended December 31, 2012	$78,123	$(241,305)	$(20,812)	$(4,416)	$(11,254)	$35,394

(1)

Amounts include the per patron and per digital screen theatre access fees due to the Company, net of amounts due to NCM for on-screen advertising time provided to the Company’s beverage concessionaire. The amounts due to NCM for on-screen advertising time provided to the Company’s beverage concessionaire were approximately $10,156, $10,733 and $11,063 for the years ended December 31, 2010, 2011 and 2012, respectively.

(2)	Change in interest gain is included in (gain) loss on sale of assets and other on the consolidated statement of income.

Summary of Financial Information for NCM

The tables below present summary financial information for NCM for the periods indicated (information for the year ended December 28, 2012 was not yet available):

	Year Ended
	December 31, 2009	December 30, 2010	December 29, 2011
Gross revenues	$380,667	$427,475	$435,434
Operating income	$168,146	$190,559	$193,716
Net income	$128,531	$139,541	$134,524

	As of
	December 30, 2010	December 29, 2011
Total assets	$425,972	$421,442
Total liabilities	$932,549	$948,938

INVESTMENT IN DIGITAL CINEMA IMPLEMENTATION PARTNERS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of investment with DCIP

Below is a rollforward of our investment in DCIP from January 1, 2010 through December 31, 2012:

Balance as of January 1, 2010	$640
Cash contributions	2,813
Equipment contributions, at fair value	16,380
Distributions received	(1,068)
Equity in losses	(7,927)

Balance as of December 31, 2010	$10,838
Cash contributions	1,471
Equity in income	489

Balance as of December 31, 2011	$12,798
Cash contributions	1,325
Equity in income	8,889

Balance as of December 31, 2012	$23,012

Summary Financial Information for DCIP

Below is summary financial information for DCIP as of and for the years ended December 31, 2010 and 2011. (Financial information for the year ended December 31, 2012 is not yet available.)

	Year ended December31,
	2010	2011
Net operating revenue	$32,396	$113,424
Operating income	$12,817	$70,508
Net loss	$(24,461)	$(2,510)

	As of
	December 31, 2010	December 31, 2011
Total assets	$532,133	$1,087,782
Total liabilities	$468,191	$997,735

INVESTMENT IN REALD (Tables)	12 Months Ended
Dec. 31, 2012
Rollforward of investment in RealD

Below is a rollforward of the Company’s investment in RealD from January 2010 through December 31, 2012:

Balance as of January 1, 2010	$—
Fair value of options earned	18,909
Unrealized holding gain	9,084

Balance as of December 31, 2010	$27,993
Fair value of options earned	3,402
Exercise of options at $0.00667 per share	8
Unrealized holding loss	(21,694)

Balance as of December 31, 2011	$9,709
Unrealized holding gain	3,998

Balance as of December 31, 2012	$13,707

GOODWILL AND OTHER INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2012
Summary of goodwill

The Company’s goodwill was as follows:

	U.S. Operating Segment	International Operating Segment	Total
Balance at January 1, 2011 (1)	$948,026	$174,945	$1,122,971
Acquisition of ten theatres in Argentina (see Note 3)	—	43,018	43,018
Foreign currency translation adjustments	—	(15,352)	(15,352)

Balance at December 31, 2011 (1)	$948,026	$202,611	$1,150,637
Acquisition of U.S. theatre	8,971	—	8,971
Foreign currency translation adjustments	—	(8,797)	(8,797)

Balance at December 31, 2012 (1)	$956,997	$193,814	$1,150,811

(1)	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.

Intangible assets

As of December 31, intangible assets-net, consisted of the following:

	January 1,				December 31,
	2011	Additions(2)	Amortization	Other (1)	2011
Intangible assets with finite lives:
Gross carrying amount	$64,319	$14,835	$—	$(4,773)	$74,381
Accumulated amortization	(46,185)	—	(4,579)	3,451	(47,313)

Total net intangible assets with finite lives	18,134	14,835	(4,579)	(1,322)	27,068
Intangible assets with indefinite lives:
Tradename	311,070	—	—	(1,231)	309,839

Total intangible assets—net	$329,204	$14,835	$(4,579)	$(2,553)	$336,907

		December 31,			December 31,
		2011	Amortization	Other (1)	2012
Intangible assets with finite lives:
Gross carrying amount		$74,381	$—	$(2,460)	$71,921
Accumulated amortization		(47,313)	(4,611)	570	(51,354)

Total net intangible assets with finite lives		27,068	(4,611)	(1,890)	20,567
Intangible assets with indefinite lives:
Tradename		309,839	—	335	310,174

Total intangible assets—net		$336,907	$(4,611)	$(1,555)	$330,741

(1)

Activity for 2011 includes the write-off of approximately $549 for a vendor contract in Brazil that was terminated and foreign currency translation adjustments. Activity for 2012 consists of the write off of favorable leases for theatres that were closed and foreign currency translation adjustments.

(2)	See Note 3.

Estimated Aggregate Future Amortization Expense for Intangible Assets

Estimated aggregate future amortization expense for intangible assets is as follows:

For the year ended December 31, 2013	$4,199
For the year ended December 31, 2014	3,644
For the year ended December 31, 2015	3,351
For the year ended December 31, 2016	3,128
For the year ended December 31, 2017	2,498
Thereafter	3,747

Total	$20,567

IMPAIRMENT OF LONG-LIVED ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Long-Lived Asset Impairment Charges

The Company’s long-lived asset impairment losses are summarized in the following table:

	Year Ended December 31,
	2010	2011	2012
United States theatre properties	$5,166	$3,635	$2,693
International theatre properties	5,668	3,398	338

Subtotal	$10,834	$7,033	$3,031
Intangible assets (see Note 8)	1,527	—	—
Equity investment	177	—	—

Impairment of long-lived assets	$12,538	$7,033	$3,031

DEFERRED CHARGES AND OTHER ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges and Other Assets Net

As of December 31, deferred charges and other assets — net consisted of the following:

	December 31,
	2011	2012
Debt issue costs, net of accumulated amortization	$26,870	$40,520
Long-term prepaid rents	15,778	14,958
Construction related deposits	6,463	11,427
Lease deposits	2,208	4,039
Equipment to be placed in service	10,495	22,767
Other	2,166	8,333

Total	$63,980	$102,044

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Components of long-term debt

As of December 31, long-term debt consisted of the following:

	December 31,
	2011	2012
Cinemark USA, Inc. term loan	$905,887	$700,000
Cinemark USA, Inc. 8.625% senior notes due 2019 (1)	460,530	461,464
Cinemark USA, Inc. 5.125% senior notes due 2022	—	400,000
Cinemark USA, Inc. 7.375% senior subordinated notes due 2021	200,000	200,000
Hoyts General Cinema (Argentina) bank loan due 2013	5,804	2,546

Total long-term debt	1,572,221	1,764,010
Less current portion	12,145	9,546

Long-term debt, less current portion	$1,560,076	$1,754,464

(1)	Includes the $470,000 aggregate principal amount of the 8.625% senior notes net of the unamortized discount of $9,470 and $8,536 at December 31, 2011 and 2012, respectively.

Maturities of long-term debt

The Company’s long-term debt at December 31, 2012 matures as follows:

2013	9,546
2014	7,000
2015	7,000
2016	7,000
2017	7,000
Thereafter	1,735,000	(1)

Total	1,772,546

(1)	Reflects the aggregate principal amount at maturity of the 8.625% senior notes before the original issue discount of $8,536.

INTEREST RATE SWAP AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of the Company's Current Interest Rate Swap Agreements

Below is a summary of the Company’s interest rate swap agreements, all of which are designated as cash flow hedges, as of December 31, 2012:

Nominal Amount	Effective Date	Pay Rate	Receive Rate	Expiration Date	Current Liability (1)	Long-Term Liability (2)	Estimated Total Fair Value at December 31, 2012
$175,000	December 2010	1.3975%	1-Month LIBOR	September 2015	$1,959	$2,991	$4,950
$175,000	December 2010	1.4000%	1-Month LIBOR	September 2015	1,978	3,004	4,982
$100,000	November 2011	1.7150%	1-Month LIBOR	April 2016	1,566	2,694	4,260

$450,000					$5,503	$8,689	$14,192

(1)	Included in accrued other current liabilities on the consolidated balance sheet as of December 31, 2012.
(2)	Included in other long-term liabilities on the consolidated balance sheet as of December 31, 2012.

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of assets and liabilities measured at fair value on a recurring basis

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of December 31, 2012:

	Carrying Value	Fair Value
Description		Level 1	Level 2	Level 3
Interest rate swap liabilities — current (see Note 12)	$(5,503)	$—	$—	$(5,503)
Interest rate swap liabilities — long term (see Note 12)	$(8,689)	$—	$—	$(8,689)
Investment in RealD (see Note 6)	$13,707	$13,707	$—	$—

Below is a summary of assets and liabilities measured at fair value on a recurring basis by the Company under FASB ASC Topic 820 as of December 31, 2011:

	Carrying Value	Fair Value
Description		Level 1	Level 2	Level 3
Interest rate swap liabilities — current (see Note 12)	$(9,979)	$—	$—	$(9,979)
Interest rate swap liabilities — long term (see Note 12)	$(6,597)	$—	$—	$(6,597)
Investment in RealD (see Note 6)	$9,709	$9,709	$—	$—

Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Unobservable Inputs

Below is a reconciliation of the beginning and ending balance for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Liabilities		Assets
	2012	2011	2012	2011
Beginning balances—January 1	$16,576	$15,970	$—	$8,955
Total gain (loss) included in accumulated other comprehensive loss	(1,576)	1,736	—	(8,955)
Total gain included in earnings	(808)	(1,130)	—	—

Ending balances—December 31	$14,192	$16,576	$—	$—

FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Impact of Translating Financial Statements of Company's International Subsidiaries

Below is a summary of the impact of translating the December 31, 2012 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For
	Exchange Rate as of		Total Assets at	Year Ended
Country	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2012
Brazil	2.05	1.87	$348,405	$(21,690)
Mexico	13.02	14.00	$137,705	6,601
Argentina	4.91	4.31	$133,152	(12,926)
Colombia	1,768.23	1,950.0	$46,898	2,790
Chile	479.8	520.7	$49,749	2,958
All other				2,262

				$(20,005)

Below is a summary of the impact of translating the December 31, 2011 financial statements of certain of the Company’s international subsidiaries:

				Other
				Comprehensive
				Income (Loss) For
	Exchange Rate as of		Total Assets at	Year Ended
Country	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2011
Brazil	1.87	1.67	$327,679	$(28,000)
Mexico	14.00	12.39	$121,935	(11,818)
Argentina	4.31	3.98	$128,524	(4,196)
Colombia	1,950.0	1,950.0	$34,568	153
Chile	520.7	473.2	$40,084	(3,324)
All other				1,127

				$(46,058)

INVESTMENTS IN AND ADVANCES TO AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
Investments in and advances to affiliates

The Company had the following investments in and advances to affiliates at December 31:

	December 31,
	2011	2012
Cinemark — Core Pacific, Ltd. (Taiwan) — investment, at cost — 14% interest	$1,383	$1,383
Other	160	(146)

Total	$1,543	$1,237

NONCONTROLLING INTERESTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interests in Subsidiaries

Noncontrolling interests in subsidiaries of the Company were as follows at December 31:

	December 31,
	2011	2012
Cinemark Partners II — 49.2% interest (in one theatre)	$7,864	$7,701
Laredo Theatres — 25% interest (in two theatres)	372	913
Greeley Ltd. — 49.0% interest (in one theatre)	695	622
Others	1,831	1,683

Total	$10,762	$10,919

Summary of Impact of Changes in Company's Ownership Interest in its Subsidiaries on Its Equity

Below is a summary of the impact of changes in the Company’s ownership interest in its subsidiaries on its equity:

	Years ended December 31,
	2010	2011	2012
Net income attributable to Cinemark USA, Inc.	$147,387	$131,928	$170,313

Transfers from noncontrolling interests
Increase in Cinemark USA, Inc. common stock and additional paid-in-capital for the Colombia Share Exchange (see Note 7)	$6,951	$—	$—
Decrease in Cinemark USA, Inc. additional paid-in-capital for the buyout of Panama noncontrolling interests (see Note 7)	(390)	—	—
Decrease in Cinemark USA, Inc. additional paid-in-capital for the buyout of Chile noncontrolling interests (see Note 7)	—	(1,402)	—

Net transfers from non-controlling interests	6,561	(1,402)	—

Change from net income attributable to Cinemark USA, Inc. and transfers from noncontrolling interests	$153,948	$130,526	$170,313

CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Summary of stock option activity

Below is a summary of stock option activity and related information for Cinemark Holdings, Inc. stock options held by the Company’s employees for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1	1,231,892	$7.63	140,356	$7.63	82,166	$7.63
Exercised	(1,091,536)	$7.63	(58,190)	$7.63	(60,144)	$7.63

Outstanding at December 31	140,356	$7.63	82,166	$7.63	22,022	$7.63	$404

Vested options at December 31	140,356	$7.63	82,166	$7.63	22,022	$7.63	$404

Summary of restricted stock activity

Below is a summary of restricted stock activity for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010		Year Ended December 31, 2011		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at January 1	764,078	$11.10	1,254,691	$14.60	1,384,390	$16.85
Granted	683,921	$17.94	424,436	$19.45	653,229	$21.70
Vested	(190,589)	$12.63	(288,204)	$10.84	(489,033)	$17.00
Canceled	—	$—	(4,613)	$18.35	—	$—
Forfeited	(2,719)	$11.03	(1,920)	$14.34	(14,423)	$18.58

Outstanding at December 31	1,254,691	$14.60	1,384,390	$16.85	1,534,163	$18.85

Number of Shares Vested Under Restricted Stock Unit Awards

Below is a table summarizing the potential number of shares that could vest under restricted stock unit awards granted during the years ended December 31, 2010, 2011 and 2012 at each of the three levels of financial performance (excluding forfeitures):

	Granted During the Year Ended December 31,
	2010		2011		2012
	Number of		Number of		Number of
	Shares	Value at	Shares	Value at	Shares	Value at
	Vesting	Grant	Vesting	Grant	Vesting	Grant
at IRR of at least 8.5%	132,144	$2,423	51,239	$991	50,981	$1,103
at IRR of at least 10.5%	264,288	$4,847	102,488	$1,983	101,974	$2,206
at IRR of at least 12.5%	396,429	$7,271	153,727	$2,975	152,955	$3,308

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Information to Condensed Consolidated Statements of Cash Flows

The following is provided as supplemental information to the consolidated statements of cash flows:

	Year Ended December 31,
	2010	2011	2012
Cash paid for interest	$103,047	$113,084	$117,172
Cash paid for income taxes, net of refunds received	$93,435	$29,106	$89,034
Noncash investing and financing activities:
Change in accounts payable and accrued expenses for the acquisition of theatre properties and equipment (1)	$3,339	$7,349	$(13,827)
Theatre properties and equipment acquired under capital lease	$6,934	$6,696	$18,754
Change in fair market values of interest rate swap agreements, net of taxes	$7,170	$4,867	$1,827
Investment in NCM—receipt of common units (See Note 4)	$30,683	$9,302	$9,137
Investment in NCM—change of interest gain (See Note 4)	$271	$—	$—
Net book value of equipment contributed to DCIP (See Note 5)	$18,090	$—	$—
Investment in RealD (See Note 6)	$18,909	$3,402	$—
Change in fair market value of available-for-sale securities, net of taxes (See Note 6)	$5,659	$(13,566)	$2,499
Capital contribution from Cinemark Holdings, Inc. as a result of the Colombia Share Exchange (See Note 7)	$6,951	$—	$—
Noncash distribution to Cinemark Holdings, Inc. (See Note 22)	$—	$(8,175)	$(5,356)

(1)	Additions to theatre properties and equipment included in accounts payable as of December 31, 2011 and 2012 were $18,512 and $4,685, respectively.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Before Income Taxes

Income before income taxes consisted of the following:

	Year Ended December 31,
	2010	2011	2012
Income before income taxes:
U.S.	$126,365	$116,885	$185,389
Foreign	83,166	90,940	113,611

Total	$209,531	$207,825	$299,000

Current:
Federal	$35,856	$17,808	$56,133
Foreign	21,933	26,830	53,964
State	9,415	7,183	8,578

Total current expense	67,204	51,821	118,675

Deferred:
Federal	(143)	22,100	12,096
Foreign	(7,188)	(2,332)	(6,007)
State	(1,272)	2,283	1,452

Total deferred taxes	(8,603)	22,051	7,541

Income taxes	$58,601	$73,872	$126,216

Reconciliation Between Income Tax Expense and Taxes Computed

A reconciliation between income tax expense and taxes computed by applying the applicable statutory federal income tax rate to income before income taxes follows:

	Year Ended December 31,
	2010	2011	2012
Computed normal tax expense	$73,335	$72,739	$104,649
Foreign inflation adjustments	47	(1,587)	(33)
State and local income taxes, net of federal income tax impact	5,248	7,365	7,511
Foreign losses not benefited and other changes in valuation allowance	(5,685)	(676)	(711)
Foreign tax rate differential	(4,798)	(3,321)	(1,545)
Foreign dividends	3,952	4,173	10,576
Changes in uncertain tax positions	(8,080)	396	13,729
Other — net	(5,418)	(5,217)	(7,960)

Income taxes	$58,601	$73,872	$126,216

Tax effects of Significant Temporary Differences and Tax Loss and Tax Credit Carryforwards

The tax effects of significant temporary differences and tax loss and tax credit carryforwards comprising the net long-term deferred income tax liabilities as of December 31, 2011 and 2012 consisted of the following:

	December 31,
	2011	2012
Deferred liabilities:
Theatre properties and equipment	$92,466	$96,733
Deferred intercompany sales	12,051	14,551
Intangible asset — other	24,749	23,944
Intangible asset — tradenames	116,333	115,939
Investment in partnerships	98,742	113,199

Total deferred liabilities	344,341	364,366

Deferred assets:
Deferred lease expenses	23,225	27,255
Theatre properties and equipment	5,910	5,884
Deferred revenue—NCM and Fandango	88,616	90,972
Capital lease obligations	51,211	54,551
Interest rate swap agreements	5,882	3,825
Tax loss carryforwards	10,602	7,700
Alternative minimum tax and other credit carryforwards	7,548	6,405
Other expenses, not currently deductible for tax purposes	23,750	30,724

Total deferred assets	216,744	227,316

Net deferred income tax liability before valuation allowance	127,597	137,050
Valuation allowance against deferred assets	15,443	13,326

Net deferred income tax liability	$143,040	$150,376

Net deferred tax liability — Foreign	$10,757	$2,488
Net deferred tax liability — U.S.	132,283	147,888

Total	$143,040	$150,376

Reconciliation of Unrecognized Tax Benefits Excluding Interest and Penalties

The following is a reconciliation of the total amounts of unrecognized tax benefits excluding interest and penalties, for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
Balance at January 1,	$23,857	$15,197	$18,660
Gross increases-tax positions in prior periods	—	3,153	14,462
Gross decreases-tax positions in prior periods	(1,392)	—	(3,321)
Gross increases—current period tax positions	3,551	3,729	3,672
Gross decreases—current period tax positions	(613)	(633)	—
Settlements	(10,383)	(2,467)	—
Foreign currency translation adjustments	177	(319)	(251)

Balance at December 31,	$15,197	$18,660	$33,222

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Rent Expenses

Theatre rent expense was as follows:

	Year Ended December 31,
	2010	2011	2012
Fixed rent expense	$186,893	$200,006	$205,770
Contingent rent and other facility lease expenses	68,824	76,272	75,845

Total facility lease expense	$255,717	$276,278	$281,615

Estimated Future Minimum Lease Payments

Future minimum lease payments under noncancelable operating and capital leases that have initial or remaining terms in excess of one year at December 31, 2012 are due as follows:

	Operating Leases	Capital Leases
2013	$225,814	$25,304
2014	227,238	25,117
2015	222,469	25,299
2016	212,861	25,158
2017	193,672	23,436
Thereafter	807,121	110,934

Total	$1,889,175	$235,248

Amounts representing interest payments		85,077

Present value of future minimum payments		$150,171
Current portion of capital lease obligations		11,064

Capital lease obligations, less current portion		$139,107

SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information by Reportable Segment

Below is a breakdown of select financial information by reportable operating segment:

	Year Ended December 31,
	2010	2011	2012
Revenues:
U.S.	$1,584,281	$1,593,667	$1,706,511
International	564,240	696,119	777,663
Eliminations	(7,377)	(10,173)	(10,643)

Total revenues	$2,141,144	$2,279,613	$2,473,531

	Year Ended December 31,
	2010	2011	2012
Adjusted EBITDA:
U.S.	$364,610	$372,739	$411,293
International	122,575	148,261	179,375

Total Adjusted EBITDA	$487,185	$521,000	$590,668

	Year Ended December 31,
	2011	2012
Capital Expenditures:
U.S.	$79,510	$107,323
International	105,309	113,404

Total capital expenditures	$184,819	$220,727

Reconciliation of Net Income to Adjusted EBITDA

The following table sets forth a reconciliation of net income to Adjusted EBITDA:

	Year Ended December 31,
	2010	2011	2012
Net income	$150,930	$133,953	$172,784
Add (deduct):
Income taxes	58,601	73,872	126,216
Interest expense (1)	112,444	123,102	123,665
Loss on early retirement of debt	3	4,945	5,599
Loss on marketable securities – RealD	—	12,610	—
Other income (2)	(3,721)	(13,594)	(21,568)
Depreciation and amortization (3)	143,508	154,449	147,675
Impairment of long-lived assets	12,538	7,033	3,031
(Gain) loss on sale of assets and other	(431)	8,792	12,168
Deferred lease expenses	3,940	4,155	4,104
Amortization of long-term prepaid rents	1,786	2,657	2,673
Share based awards compensation expense	7,587	9,026	14,321

Adjusted EBITDA	$487,185	$521,000	$590,668

(1)	Includes amortization of debt issue costs.
(2)

Includes interest income, foreign currency exchange gain (loss), and equity in income (loss) of affiliates and excludes distributions from NCM. Distributions from NCM are reported entirely within the U.S. operating segment.

(3)	Includes amortization of favorable/unfavorable leases.

Financial Information by Geographic Area

Below is a breakdown of select financial information by geographic area:

	Year Ended December 31,
	2010	2011	2012
Revenues
U.S.	$1,584,281	$1,593,667	$1,706,511
Brazil	315,884	358,820	328,136
Other foreign countries	248,356	337,299	449,527
Eliminations	(7,377)	(10,173)	(10,643)

Total	$2,141,144	$2,279,613	$2,473,531

	December 31,
	2011	2012
Theatres properties and equipment, net
U.S.	$934,279	$940,922
Brazil	149,294	190,990
Other foreign countries	155,277	173,046

Total	$1,238,850	$1,304,958

VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2012
Valuation Allowance for Deferred Tax Assets

The Company’s valuation allowance for deferred tax assets for the years ended December 31, 2010, 2011 and 2012 were as follows:

Valuation Allowance for Deferred Tax Assets
Balance at January 1, 2010	$18,228
Additions	3,398
Deductions	(6,201)

Balance at December 31, 2010	$15,425
Additions	2,338
Deductions	(2,320)

Balance at December 31, 2011	$15,443
Additions	6,298
Deductions	(8,415)

Balance at December 31, 2012	$13,326

CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION OF SUBSIDIARY GUARANTORS (Tables) (Subsidiary Guarantors)	12 Months Ended
Dec. 31, 2012
Subsidiary Guarantors
CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

DECEMBER 31, 2011

	Parent	Subsidiary	Subsidiary
	Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Assets
Current assets
Cash and cash equivalents	$101,175	$202,621	$217,457	$—	$521,253
Other current assets	58,199	15,620	69,935	(38,044)	105,710
Accounts receivable from subsidiaries	246,425	—	—	(246,425)	—

Total current assets	405,799	218,241	287,392	(284,469)	626,963
Theatre properties and equipment—net	345,296	570,945	322,609	—	1,238,850
Investment in subsidiaries	1,119,919	410,613	—	(1,530,532)	—
Other assets	1,164,241	134,152	372,811	(14,764)	1,656,440

Total assets	$3,035,255	$1,333,951	$982,812	$(1,829,765)	$3,522,253

Liabilities and equity
Current liabilities
Current portion of long-term debt	$9,243	$—	$2,902	$—	$12,145
Current portion of capital lease obligations	1,838	5,786	2,015	—	9,639
Accounts payable and accrued expenses	119,781	81,110	115,650	(34,075)	282,466
Accounts payable to parent or subsidiaries	—	230,642	15,783	(246,425)	—

Total current liabilities	130,862	317,538	136,350	(280,500)	304,250
Long-term liabilities
Long-term debt, less current portion	1,557,174	—	6,045	(3,143)	1,560,076
Capital lease obligations, less current portion	30,252	88,976	12,305	—	131,533
Other long-term liabilities and deferrals	302,436	75,525	138,730	(15,590)	501,101

Total long-term liabilities	1,889,862	164,501	157,080	(18,733)	2,192,710
Commitments and contingencies
Equity
Cinemark USA, Inc.’s stockholder’s equity:
Common stock	49,543	457,368	10,218	(467,586)	49,543
Other stockholder’s equity	964,988	394,544	668,402	(1,062,946)	964,988

Total Cinemark USA, Inc. stockholder’s equity	1,014,531	851,912	678,620	(1,530,532)	1,014,531
Noncontrolling interests	—	—	10,762	—	10,762

Total equity	1,014,531	851,912	689,382	(1,530,532)	1,025,293

Total liabilities and equity	$3,035,255	$1,333,951	$982,812	$(1,829,765)	$3,522,253

CONDENSED CONSOLIDATING BALANCE SHEET INFORMATION

DECEMBER 31, 2012

	Parent	Subsidiary	Subsidiary
	Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Assets
Current assets
Cash and cash equivalents	$305,627	$193,863	$242,605	$—	$742,095
Other current assets	52,358	14,599	76,834	(41,294)	102,497
Accounts receivable from subsidiaries	338,278	—	—	(338,278)	—

Total current assets	696,263	208,462	319,439	(379,572)	844,592
Theatre properties and equipment—net	341,091	580,595	383,272	—	1,304,958
Investment in subsidiaries	1,087,263	423,812	—	(1,511,075)	—
Other assets	1,185,478	140,192	393,670	(6,478)	1,712,862

Total assets	$3,310,095	$1,353,061	$1,096,381	$(1,897,125)	$3,862,412

Liabilities and equity
Current liabilities
Current portion of long-term debt	$7,000	$—	$2,546	$—	$9,546
Current portion of capital lease obligations	2,070	6,682	2,312	—	11,064
Accounts payable and accrued expenses	119,057	84,235	150,044	(36,755)	316,581
Accounts payable to parent or subsidiaries	—	273,776	64,502	(338,278)	—

Total current liabilities	128,127	364,693	219,404	(375,033)	337,191
Long-term liabilities
Long-term debt, less current portion	1,754,464	—	—		1,754,464
Capital lease obligations, less current portion	28,182	85,765	25,160	—	139,107
Other long-term liabilities and deferrals	314,029	83,590	148,836	(11,017)	535,438

Total long-term liabilities	2,096,675	169,355	173,996	(11,017)	2,429,009
Commitments and contingencies
Equity
Cinemark USA, Inc.’s stockholder’s equity:
Common stock	49,543	457,368	10,218	(467,586)	49,543
Other stockholder’s equity	1,035,750	361,645	681,844	(1,043,489)	1,035,750

Total Cinemark USA, Inc. stockholder’s equity	1,085,293	819,013	692,062	(1,511,075)	1,085,293
Noncontrolling interests	—	—	10,919	—	10,919

Total equity	1,085,293	819,013	702,981	(1,511,075)	1,096,212

Total liabilities and equity	$3,310,095	$1,353,061	$1,096,381	$(1,897,125)	$3,862,412

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2010

	Parent	Subsidiary	Subsidiary
	Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$596,034	$1,030,777	$585,411	$(71,078)	$2,141,144
Cost of operations
Theatre operating expenses	528,352	688,961	437,380	(71,078)	1,583,615
General and administrative expenses	18,006	57,695	31,314	—	107,015
Depreciation and amortization	30,993	79,469	33,046	—	143,508
Impairment of long-lived assets	1,270	4,072	7,196	—	12,538
(Gain) loss on sale of assets and other	2,418	3,897	(6,746)	—	(431)

Total cost of operations	581,039	834,094	502,190	(71,078)	1,846,245

Operating income	14,995	196,683	83,221	—	294,899
Other income (expense)
Interest expense	(103,192)	(11,213)	(936)	2,897	(112,444)
Distributions from NCM	1,245	—	22,113	—	23,358
Equity in income (loss) of affiliates	193,132	48,772	(3,467)	(241,875)	(3,438)
Other income	341	3,064	6,648	(2,897)	7,156

Total other income	91,526	40,623	24,358	(241,875)	(85,368)

Income before income taxes	106,521	237,306	107,579	(241,875)	209,531
Income taxes	(40,866)	69,679	29,788	—	58,601

Net income	147,387	167,627	77,791	(241,875)	150,930
Less: Net income attributable to noncontrolling interests	—	—	3,543	—	3,543

Net income attributable to Cinemark USA, Inc.	$147,387	$167,627	$74,248	$(241,875)	$147,387

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2011

	Parent	Subsidiary	Subsidiary
	Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$608,978	$995,704	$720,594	$(45,663)	$2,279,613
Cost of operations
Theatre operating expenses	505,348	679,476	534,023	(45,663)	1,673,184
General and administrative expenses	18,535	62,379	44,514	—	125,428
Depreciation and amortization	34,542	76,603	43,304	—	154,449
Impairment of long-lived assets	3,156	479	3,398	—	7,033
Loss on sale of assets and other	3,717	4,789	286	—	8,792

Total cost of operations	565,298	823,726	625,525	(45,663)	1,968,886

Operating income	43,680	171,978	95,069	—	310,727
Other income (expense)
Interest expense	(111,421)	(10,556)	(1,280)	155	(123,102)
Distributions from NCM	1,566	—	22,595	—	24,161
Equity in income of affiliates	185,405	54,922	5,680	(240,356)	5,651
Loss on early retirement of debt	(4,945)	—	—	—	(4,945)
Loss on marketable securities—RealD	(12,610)	—	—	—	(12,610)
Other income	441	265	7,392	(155)	7,943

Total other income	58,436	44,631	34,387	(240,356)	(102,902)

Income before income taxes	102,116	216,609	129,456	(240,356)	207,825
Income taxes	(29,812)	61,853	41,831	—	73,872

Net income	131,928	154,756	87,625	(240,356)	133,953
Less: Net income attributable to noncontrolling interests	—	—	2,025	—	2,025

Net income attributable to Cinemark USA, Inc.	$131,928	$154,756	$85,600	$(240,356)	$131,928

CONDENSED CONSOLIDATING STATEMENT OF INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2012

	Parent	Subsidiary	Subsidiary
	Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Revenues	$665,280	$1,040,394	$803,133	$(35,276)	$2,473,531
Cost of operations
Theatre operating expenses	528,658	707,800	577,149	(35,276)	1,778,331
General and administrative expenses	19,452	73,862	53,128	—	146,442
Depreciation and amortization	33,475	60,568	53,632	—	147,675
Impairment of long-lived assets	1,364	1,329	338	—	3,031
Gain (loss) on sale of assets and other	1,357	10,898	(87)	—	12,168

Total cost of operations	584,306	854,457	684,160	(35,276)	2,087,647

Operating income	80,974	185,937	118,973	—	385,884
Other income (expense)
Interest expense	(110,683)	(10,187)	(2,871)	76	(123,665)
Distributions from NCM	1,383	—	19,429	—	20,812
Equity in income of affiliates	197,940	54,783	13,109	(252,723)	13,109
Loss on early retirement of debt	(5,599)	—	—	—	(5,599)
Other income	99	111	8,325	(76)	8,459

Total other income	83,140	44,707	37,992	(252,723)	(86,884)

Income before income taxes	164,114	230,644	156,965	(252,723)	299,000
Income taxes	(6,199)	67,585	64,830	—	126,216

Net income	170,313	163,059	92,135	(252,723)	172,784
Less: Net income attributable to noncontrolling interests	—	—	2,471	—	2,471

Net income attributable to Cinemark USA, Inc.	$170,313	$163,059	$89,664	$(252,723)	$170,313

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2010

	Parent	Subsidiary	Subsidiary
	Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$147,387	$167,627	$77,791	$(241,875)	$150,930
Other comprehensive income, net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $4,339	7,170	—	—	—	7,170
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $3,425	5,659	—	—	—	5,659
Amortization of accumulated other comprehensive loss on terminated swap agreement	4,633	—	—	—	4,633
Foreign currency translation adjustment	19,264	—	19,432	(19,264)	19,432

Total other comprehensive income, net of tax	36,726	—	19,432	(19,264)	36,894

Total comprehensive income, net of tax	$184,113	$167,627	$97,223	$(261,139)	$187,824
Comprehensive income attributable to noncontrolling interests	—	—	(3,711)	—	(3,711)

Comprehensive income attributable to Cinemark USA, Inc.	$184,113	$167,627	$93,512	$(261,139)	$184,113

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2011

	Parent	Subsidiary	Subsidiary
	Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$131,928	$154,756	$87,625	$(240,356)	$133,953
Other comprehensive income (loss), net of tax
Unrealized loss due to fair value adjustments on interest rate swap agreements, net of taxes of $3,786	(2,830)	—	—	—	(2,830)
Unrealized loss due to fair value adjustments on available-for-sale securities, net of taxes of $8,128	(13,566)	—	—	—	(13,566)
Amortization of accumulated other comprehensive loss on terminated swap agreement	4,236	—	—	—	4,236
Foreign currency translation adjustment	(46,058)	—	(46,280)	46,058	(46,280)

Total other comprehensive loss, net of tax	(58,218)	—	(46,280)	46,058	(58,440)

Total comprehensive income, net of tax	$73,710	$154,756	$41,345	$(194,298)	$75,513
Comprehensive income attributable to noncontrolling interests	—	—	(1,803)	—	(1,803)

Comprehensive income attributable to Cinemark USA, Inc.	$73,710	$154,756	$39,542	$(194,298)	$73,710

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME INFORMATION

YEAR ENDED DECEMBER 31, 2012

	Parent	Subsidiary	Subsidiary
	Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$170,313	$163,059	$92,135	$(252,723)	$172,784
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $557	1,020	—	—	—	1,020
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $1,499	2,499	—	—	—	2,499
Amortization of accumulated other comprehensive loss on terminated swap agreement	2,470	—	—	—	2,470
Foreign currency translation adjustment	(20,005)	—	(20,232)	20,005	(20,232)

Total other comprehensive income (loss), net of tax	(14,016)	—	(20,232)	20,005	(14,243)

Total comprehensive income, net of tax	$156,297	$163,059	$71,903	$(232,718)	$158,541
Comprehensive income attributable to noncontrolling interests	—	—	(2,244)	—	(2,244)

Comprehensive income attributable to Cinemark USA, Inc.	$156,297	$163,059	$69,659	$(232,718)	$156,297

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2010

	Parent	Subsidiary	Subsidiary
	Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$147,387	$167,627	$77,791	$(241,875)	$150,930
Adjustments to reconcile net income to cash provided by (used for) operating activities	(160,981)	37,727	56,469	241,875	175,090
Changes in assets and liabilities	177,023	(225,738)	(11,075)	—	(59,790)

Net cash provided by (used for) operating activities	163,429	(20,819)	123,620	—	266,230
Investing activities
Additions to theatre properties and equipment	(35,382)	(34,767)	(85,953)	—	(156,102)
Proceeds from sale of theatre properties and equipment	1,697	3,441	16,653	—	21,791
Investment in joint venture—DCIP, net of cash distributions	—	—	(1,756)	—	(1,756)
Net transactions with affiliates	281	5,792	—	(6,073)	—

Net cash used for investing activities	(33,404)	(25,534)	(71,056)	(6,073)	(136,067)
Financing activities
Dividends paid to parent	(78,100)	—	(287)	287	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(416)	—	—	—	(416)
Retirement of senior subordinated notes	(181)	—	—	—	(181)
Payment of debt issue costs	(8,858)	—	—	—	(8,858)
Repayments of other long-term debt	(10,836)	—	(1,017)	—	(11,853)
Net changes in intercompany notes	—	—	(5,786)	5,786	—
Payments on capital leases	(1,341)	(5,527)	(459)	—	(7,327)
Purchase of non-controlling interest in Panama	—	—	(888)	—	(888)
Other	—	—	(539)	—	(539)

Net cash used for financing activities	(99,732)	(5,527)	(8,976)	6,073	(108,162)
Effect of exchange rate changes on cash and cash equivalents	—	—	5,027	—	5,027

Increase (decrease) in cash and cash equivalents	30,293	(51,880)	48,615	—	27,028
Cash and cash equivalents:
Beginning of year	39,761	237,540	160,436	—	437,737

End of year	$70,054	$185,660	$209,051	$—	$464,765

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2011

	Parent	Subsidiary	Subsidiary
	Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$131,928	$154,756	$87,625	$(240,356)	$133,953
Adjustments to reconcile net income to cash provided by operating activities	(132,778)	29,871	89,359	240,356	226,808
Changes in assets and liabilities	142,103	(143,392)	31,412	—	30,123

Net cash provided by operating activities	141,253	41,235	208,396	—	390,884
Investing activities
Additions to theatre properties and equipment	(46,407)	(32,240)	(106,172)	—	(184,819)
Proceeds from sale of theatre properties and equipment	952	3,790	1,488	—	6,230
Acquisition of ten theatres in Argentina	—	—	(66,958)	—	(66,958)
Net transactions with affiliates	3,398	11,052	—	(14,450)	—
Investment in joint venture—DCIP and other	(8)	—	(1,512)	—	(1,520)

Net cash used for investing activities	(42,065)	(17,398)	(173,154)	(14,450)	(247,067)
Financing activities
Dividends paid to parent	(95,000)	(1,325)	(13,125)	14,450	(95,000)
Payroll taxes paid as a result of restricted stock withholdings	—	(494)	—	—	(494)
Proceeds from issuance of senior subordinated notes	200,000	—	—	—	200,000
Repayments of other long-term debt	(166,877)	—	(21)	—	(166,898)
Net changes in intercompany notes	—	—	—	—	—
Payments on capital leases	(1,651)	(5,057)	(818)	—	(7,526)
Payment of debt issue costs	(4,539)	—	—	—	(4,539)
Purchase of noncontrolling interest in Cinemark Chile	—	—	(1,443)	—	(1,443)
Other	—	—	(2,120)	—	(2,120)

Net cash used for financing activities	(68,067)	(6,876)	(17,527)	14,450	(78,020)
Effect of exchange rate changes on cash and cash equivalents	—	—	(9,309)	—	(9,309)

Increase in cash and cash equivalents	31,121	16,961	8,406	—	56,488
Cash and cash equivalents:
Beginning of year	70,054	185,660	209,051	—	464,765

End of year	$101,175	$202,621	$217,457	$—	$521,253

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

YEAR ENDED DECEMBER 31, 2012

	Parent	Subsidiary	Subsidiary
	Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In thousands)
Operating activities
Net income	$170,313	$163,059	$92,135	$(252,723)	$172,784
Adjustments to reconcile net income to cash provided by operating activities	(152,552)	25,749	55,737	252,723	181,657
Changes in assets and liabilities	144,628	(139,350)	34,914	—	40,192

Net cash provided by operating activities	162,389	49,458	182,786	—	394,633
Investing activities
Additions to theatre properties and equipment	(50,162)	(56,578)	(113,987)	—	(220,727)
Proceeds from sale of theatre properties and equipment	701	596	679	—	1,976
Acquisition of theatres in the U.S.	(14,080)	—	—	—	(14,080)
Net transactions with affiliates	27,532	6,362	—	(33,894)	—
Investment in joint venture—DCIP and other	—	—	(1,480)	—	(1,480)

Net cash used for investing activities	(36,009)	(49,620)	(114,788)	(33,894)	(234,311)
Financing activities
Dividends paid to parent	(95,750)	(700)	(33,051)	33,751	(95,750)
Capital contributions from parent	—	—	3,000	(3,000)	—
Payroll taxes paid as a result of restricted stock withholdings	—	(3,263)	—	—	(3,263)
Proceeds from issuance of senior subordinated notes	400,000	—	—	—	400,000
Repayments of other long-term debt	(205,887)	—	(2,779)	—	(208,666)
Net changes in intercompany notes	—	—	(3,143)	3,143	—
Payments on capital leases	(1,838)	(5,884)	(1,729)	—	(9,451)
Payment of debt issue costs	(18,453)	—	—	—	(18,453)
Other	—	1,251	(2,086)	—	(835)

Net cash provided by (used for) financing activities	78,072	(8,596)	(39,788)	33,894	63,582
Effect of exchange rate changes on cash and cash equivalents	—	—	(3,062)	—	(3,062)

Increase (decrease) in cash and cash equivalents	204,452	(8,758)	25,148	—	220,842
Cash and cash equivalents:
Beginning of year	101,175	202,621	217,457	—	521,253

End of year	$305,627	$193,863	$242,605	$—	$742,095

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Country Segment	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment
Summary Of Significant Accounting Policies [Line Items]
Majority-owned subsidiaries that Company control	Between 20% and 50%
Subsidiaries that Company accounts for under cost method	Less than 20%
Number of reporting units, domestic	16
Number of reporting units, international	8
General liability claim per occurrence	$ 250
Annual cap per policy year	2,650
Medical claim per occurrence	125
Self insurance Reserves	7,693	7,600
Deferred revenue for advanced sale-type certificates	46,063	41,611
Unredeemed gift cards and other advances recognized	$ 9,093	$ 7,846	$ 7,073
Number of reportable operating segments	2	2	2
Maximum
Summary Of Significant Accounting Policies [Line Items]
Highly liquid investments classified as cash equivalent, maturity period	3 months
Maximum | Deferred Charges And Other Assets
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	10 years
Maximum | Theaters
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets	20 years
Minimum | Deferred Charges And Other Assets
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	1 year

Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Buildings On Owned Land
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	40 years
Buildings On Leased Land
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	Lesser of lease term or useful life
Land and Buildings under Capital Lease
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	Lesser of lease term or useful life
Theatre Furniture and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	5 years
Theatre Furniture and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	15 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life of assets	Lesser of lease term or useful life

Intangible Assets and Amortization Method (Detail)	12 Months Ended
Dec. 31, 2012
Vendor Contracts | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	1 year
Vendor Contracts | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	10 years
Favorable Unfavorable Leases | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	1 year
Favorable Unfavorable Leases | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	24 years
Other Intangible Assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	1 year
Other Intangible Assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful lives	8 years

Acquisition and Disposition - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Aug. 31, 2011 Argentina Screens Theatre	Dec. 31, 2012 Argentina	Dec. 31, 2011 Argentina	Nov. 30, 2012 Rave Theatres Screens Theatre State	Nov. 30, 2010 CANADA Theatre	Nov. 30, 2010 CANADA Profit Sharing Agreement
Business Acquisition [Line Items]
Number of theaters acquired		10			32
Number of screens acquired		95			483
Business acquisition, purchase price					$ 240,000
Number of states in which the theatres acquired are located					12
Date of acquisition			Aug 31, 2011
Approximate stock purchase for cash		66,958,000
Approximate transaction costs				200,000
Weighted average amortization period for the intangible assets acquired	7 years
Number of theaters Sold						1
Cash proceeds from sale of theater properties						6,320,000	8,493,000
Gain from sale of theatre properties						$ 7,025,000

Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of Acquisition Date (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Theatre properties and equipment	$ 24,098
Tradename	10,032
Favorable leases	3,919
Other intangible assets	884
Goodwill	43,018
Long-term debt	(5,993)
Deferred tax liability	(7,240)
Other liabilities, net of other assets	(1,760)
Total	$ 66,958

Investment in National CineMedia - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Cost-method Investments [Line Items]
Theatre access fees per patron			$ 0.07
Increase in percentage of payment per theatre patron			8.00%
Duration of percentage increase in theatre access fees per patron			5 years
Initial payment per digital screen			800
Payment per digital screen			1,021	972	926
Percentage of annual increase in payment per digital screen			5.00%
Minimum percentage of aggregate advertising revenue for payment of fees			12.00%
Remaining term of exhibitor services agreement			24 years
Number of additional common units of NCM received under Common Unit Adjustment Agreement	598,724	549,417			1,757,548
Change of interest gain					271,000
Investment in NCM - receipt of common units			9,137,000	9,302,000	30,683,000
Total number of common units of NCM owned by Company			18,094,644
Interest on common units of NCM owned by Company			16.00%
Deferred Revenue
Schedule of Cost-method Investments [Line Items]
Investment in NCM - receipt of common units	9,137,000		9,137,000	9,302,000	30,683,000
Receipt of common units due to annual common unit adjustment		9,302,000
Investment In Ncm
Schedule of Cost-method Investments [Line Items]
Investment in NCM - receipt of common units			(9,137,000)	(9,302,000)	(30,683,000)
Common unit convertible into share of NCMI common stock, conversion ratio			1
Estimated fair value of investment in NCM			$ 255,677
Common units of NCM owned by Company, price per-share			$ 14.13

Summary of Activity with NCM Included in Company's Condensed Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Beginning Balance		$ 72,040
Receipt of common units due to annual common unit adjustment		(9,137)		(9,302)		(30,683)
Equity in earnings		(13,109)		(5,651)		3,438
Ending Balance		78,123		72,040
Cash Received
Investments in and Advances to Affiliates [Line Items]
Receipt of excess cash distributions		24,392		26,345		24,369
Receipt under tax receivable agreement		3,890		4,867		4,262
Revenues earned under ESA		7,112	[1]	5,890	[1]	5,033	[1]
Ending Balance		35,394		37,102		33,664
Other Revenue
Investments in and Advances to Affiliates [Line Items]
Amortization of deferred revenue		(4,142)		(3,565)		(3,116)
Revenues earned under ESA		(7,112)	[1]	(5,890)	[1]	(5,033)	[1]
Ending Balance		(11,254)		(9,455)		(8,149)
Equity Earnings
Investments in and Advances to Affiliates [Line Items]
Equity in earnings		(4,416)		(5,413)		(4,463)
Ending Balance		(4,416)		(5,413)		(4,463)
Distributions from Ncm
Investments in and Advances to Affiliates [Line Items]
Receipt of excess cash distributions		(17,889)		(20,023)		(19,616)
Receipt under tax receivable agreement		(2,923)		(4,138)		(3,742)
Ending Balance		(20,812)		(24,161)		(23,358)
Investment In Ncm
Investments in and Advances to Affiliates [Line Items]
Beginning Balance		72,040		64,376		34,232
Receipt of common units due to annual common unit adjustment		9,137		9,302		30,683
Change of interest gain due to extraordinary common unit adjustment						271	[2]
Receipt of excess cash distributions		(6,503)		(6,322)		(4,753)
Receipt under tax receivable agreement		(967)		(729)		(520)
Equity in earnings		4,416		5,413		4,463
Ending Balance		78,123		72,040		64,376
Deferred Revenue
Investments in and Advances to Affiliates [Line Items]
Beginning Balance		(236,310)		(230,573)		(203,006)
Receipt of common units due to annual common unit adjustment	(9,137)	(9,137)		(9,302)		(30,683)
Amortization of deferred revenue		4,142		3,565		3,116
Ending Balance		$ (241,305)		$ (236,310)		$ (230,573)

[1]	Amounts include the per patron and per digital screen theatre access fees due to the Company, net of amounts due to NCM for on-screen advertising time provided to the Company's beverage concessionaire. The amounts due to NCM for on-screen advertising time provided to the Company's beverage concessionaire were approximately $10,156, $10,733 and $11,063 for the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	Change in interest gain is included in (gain) loss on sale of assets and other on the consolidated statement of income.

Summary of Activity with NCM Included in Company's Condensed Consolidated Financial Statements (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Net amounts to Company's beverage concessionaire	$ 11,063	$ 10,733	$ 10,156

Summary of Financial Information for NCM (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2011 National CineMedia LLC	Dec. 30, 2010 National CineMedia LLC	Dec. 31, 2009 National CineMedia LLC
Investments in and Advances to Affiliates [Line Items]
Gross revenues				$ 435,434	$ 427,475	$ 380,667
Operating income	385,884	310,727	294,899	193,716	190,559	168,146
Net income	172,784	133,953	150,930	134,524	139,541	128,531
Total Assets	3,862,412	3,522,253		421,442	425,972
Total liabilities				$ 948,938	$ 932,549

Investment in Digital Cinema Implementation Partners - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012 RenewalOptions ProjectionSystem	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Fair value of digital projection systems contributed by the Company	$ 16,380
Net book value of the contributed equipment	18,090			18,090
Loss on sale of assets	1,710
Voting interest in Digital Cinema Implementation Partners		33.00%
Economic interest in Digital Cinema Implementation Partners		24.30%
Digital projection systems leased under operating lease, initial term		12 years
Number of one-year fair value renewal options		10
Minimum annual rent per digital projection system		1,000
Period of annual rental payment		6 years 6 months
Minimum annual rent per digital projection system through the end of the lease term		3,000
Number of digital projection systems being leased under master equipment lease agreement		3,515
Equipment lease expense		7,802	5,332	1,354
Depreciation expense on domestic 35 millimeter projectors			10,604	9,423
Digital Projection Systems
Schedule of Equity Method Investments [Line Items]
Net Book Value of digital projection systems sold			3,777	1,520
Loss on digital projection systems sold reflected in loss on sale of assets and other			2,739	1,197
Proceeds from sale of digital projection systems			$ 1,038	$ 323

Summary of Investment with DCIP (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Beginning balance	$ 12,798
Equity in income	(13,109)	(5,651)	3,438
Ending balance	23,012	12,798
Digital Cinema Implementation Partners
Schedule of Equity Method Investments [Line Items]
Beginning balance	12,798	10,838	640
Cash contributions	1,325	1,471	2,813
Equipment contributions, at fair value			16,380
Distributions received			(1,068)
Equity in income	8,889	489	(7,927)
Ending balance	$ 23,012	$ 12,798	$ 10,838

Summary Financial Information for DCIP (Detail) (Digital Cinema Implementation Partners, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Digital Cinema Implementation Partners
Schedule of Equity Method Investments [Line Items]
Net operating revenue	$ 113,424	$ 32,396
Operating income	70,508	12,817
Net loss	(2,510)	(24,461)
Total assets	1,087,782	532,133
Total liabilities	$ 997,735	$ 468,191

Investment in RealD - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Schedule Of Marketable Securities [Line Items]
Number of options to purchase common stock			1,085,828
Additional options earned to purchase common stock of RealD		136,952
Exercise price of options	$ 0.00667
License agreement term				7 years 6 months
Cumulative net unrealized holding losses from accumulated other comprehensive income (loss) to earnings		$ 12,610
Number of shares owned in RealD				1,222,780
Investment in marketable securities - RealD		9,709		13,707
Unrealized holding gain (loss)		(21,694)	9,084	3,998
Investment In Real D
Schedule Of Marketable Securities [Line Items]
Fair value of options earned		3,402	18,909
Investment in marketable securities - RealD		$ 9,709	$ 27,993	$ 13,707

Investment in RealD (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Ending Balance	$ 13,707	$ 9,709
Investment In Real D
Schedule of Equity Method Investments [Line Items]
Beginning Balance	9,709	27,993
Fair value of options earned		3,402	18,909
Exercise of options at $0.00667 per share		8
Unrealized holding gain (loss)	3,998	(21,694)	9,084
Ending Balance	$ 13,707	$ 9,709	$ 27,993

Share Exchanges with and Purchases of Noncontrolling Interests - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	Jun. 30, 2010 Colombian Partners	Jun. 30, 2010 Colombian Partners Additional Paid-in Capital	Dec. 31, 2010 Colombian Partners Additional Paid-in Capital	Nov. 30, 2010 Cinemark Panama	Nov. 30, 2010 Cinemark Panama Additional Paid-in Capital	Dec. 31, 2010 Cinemark Panama Additional Paid-in Capital	May 31, 2011 Subsidiaries	May 31, 2011 Subsidiaries Additional Paid-in Capital	Dec. 31, 2011 Subsidiaries Additional Paid-in Capital
Noncontrolling Interest [Line Items]
Company issued common stock						1,112,723
Increase in Cinemark Holdings, Inc. common stock and additional paid-in-capital for the Colombia Share Exchange							$ 6,951	$ 6,951
Book Value of Noncontrolling Interest	10,762		10,919			5,865			498
Accumulated other comprehensive loss						1,086						485
Ownership share						100.00%			100.00%			100.00%
Percentage of share purchased in Cinemark Chile									20.00%			2.60%
Purchase of noncontrolling interest in Cinemark Chile									888			1,443
Adjustment in common stock and additional-paid-in-capital										390
Decrease in additional paid-in-capital	1,443	888		1,402	390						390		1,402	1,402
Difference between cash paid and the book value												$ 917

Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 International Operating Segment		Dec. 31, 2011 International Operating Segment		Dec. 31, 2012 U.S. Operating Segment		Dec. 31, 2010 U.S. Operating Segment
Goodwill [Line Items]
Beginning Balance	$ 1,150,637	[1]	$ 1,122,971	[1]	$ 202,611	[1]	$ 174,945	[1]	$ 948,026	[1]	$ 948,026	[1]
Acquisition of theatres in U.S. and Argentina	8,971		43,018				43,018		8,971
Foreign currency translation adjustments	(8,797)		(15,352)		(8,797)		(15,352)
Ending Balance	$ 1,150,811	[1]	$ 1,150,637	[1]	$ 193,814	[1]	$ 202,611	[1]	$ 956,997	[1]	$ 948,026	[1]

[1]	Balances are presented net of accumulated impairment losses of $214,031 for the U.S. operating segment and $27,622 for the international operating segment.

Goodwill (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
U.S Operating Segment
Goodwill [Line Items]
Accumulated impairment losses net	$ 214,031
International Operating Segment
Goodwill [Line Items]
Accumulated impairment losses net	$ 27,622

Intangible Assets Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Intangible assets with finite lives, Beginning balance	$ 74,381		$ 64,319
Intangible assets with finite lives, additions			14,835	[1]
Other, Gross carrying amount	(2,460)	[2]	(4,773)	[2]
Intangible assets with finite lives, Ending balance	71,921		74,381		64,319
Intangible assets with finite lives, Accumulated amortization, Beginning balance	(47,313)		(46,185)
Accumulated amortization additions		[1]		[1]
Amortization, intangible assets	(4,611)		(4,579)
Other Accumulated Amortization of Intangible Assets	570	[2]	3,451	[2]
Intangible assets with finite lives, Accumulated amortization, Ending balance	(51,354)		(47,313)		(46,185)
Net intangible assets with finite lives, Beginning balance	27,068		18,134
Other, Finite lived intangible assets	(1,890)	[2]	(1,322)	[2]
Net intangible assets with finite lives, Ending balance	20,567		27,068		18,134
Amortization, intangible assets	4,281		4,300		4,871
Total intangible assets - net, Beginning balance	336,907		329,204
Other, Total intangible assets - net	(1,555)	[2]	(2,553)	[2]
Total intangible assets - net, Ending balance	330,741		336,907		329,204
Tradename
Goodwill [Line Items]
Indefinite-lived Intangible Assets, Tradename, Beginning Balance	309,839		311,070
Indefinite lived intangible assets, additions		[1]		[1]
Amortization, intangible assets
Other, Tradename	335	[2]	(1,231)	[2]
Indefinite-lived Intangible Assets, Tradename, Ending Balance	$ 310,174		$ 309,839

[1]	See Note 3.
[2]	Activity for 2011 includes the write-off of approximately $549 for a vendor contract in Brazil that was terminated and foreign currency translation adjustments. Activity for 2012 consists of the write off of favorable leases for theatres that were closed and foreign currency translation adjustments.

Intangible Assets Net (Parenthetical) (Detail) (Contractual Rights, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Contractual Rights
Goodwill [Line Items]
Write-off of vendor contract	$ 549

Estimated Aggregate Future Amortization Expense for Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets [Line Items]
For the year ended December 31, 2013	$ 4,199
For the year ended December 31, 2014	3,644
For the year ended December 31, 2015	3,351
For the year ended December 31, 2016	3,128
For the year ended December 31, 2017	2,498
Thereafter	3,747
Total	$ 20,567	$ 27,068	$ 18,134

Long-Lived Asset Impairment Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Long-Lived Assets Held and Used [Line Items]
Theatre properties	$ 3,031	$ 7,033	$ 10,834
Intangible assets (see Note 8)			1,527
Equity investment			177
Impairment of long-lived assets	3,031	7,033	12,538
U.S Operating Segment
Impaired Long-Lived Assets Held and Used [Line Items]
Theatre properties	2,693	3,635	5,166
International Operating Segment
Impaired Long-Lived Assets Held and Used [Line Items]
Theatre properties	$ 338	$ 3,398	$ 5,668

Impairment of Long-Lived Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
The estimated aggregate fair value of the long-lived assets	$ 3,876

Deferred Charges and Other Assets Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Noncurrent Assets Disclosure [Line Items]
Debt issue costs, net of accumulated amortization	$ 40,520	$ 26,870
Long-term prepaid rents	14,958	15,778
Construction related deposits	11,427	6,463
Lease deposits	4,039	2,208
Equipment to be placed in service	22,767	10,495
Other	8,333	2,166
Total	$ 102,044	$ 63,980

Deferred Charges and Other Assets Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Noncurrent Assets Disclosure [Line Items]
Debt issue costs	$ 18,453
Percentage of senior subordinated notes	5.13%

Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Cinemark USA, Inc. term loan	$ 700,000		$ 905,887
Total long-term debt	1,764,010		1,572,221
Less current portion	9,546		12,145
Long-term debt, less current portion	1,754,464		1,560,076
Argentina Theatres
Debt Instrument [Line Items]
Hoyts General Cinema (Argentina) bank loan due 2013	2,546		5,804
Five Point One Two Five Percent Senior Note Due Twenty Twenty Two
Debt Instrument [Line Items]
Cinemark USA, Inc. 8.625% senior notes due 2019	400,000
Senior Notes
Debt Instrument [Line Items]
Cinemark USA, Inc. 8.625% senior notes due 2019	461,464	[1]	460,530	[1]
Senior subordinated notes
Debt Instrument [Line Items]
Cinemark USA, Inc. 7.375% senior subordinated notes due 2021	$ 200,000		$ 200,000

[1]	Includes the $470,000 aggregate principal amount of the 8.625% senior notes net of the unamortized discount of $9,470 and $8,536 at December 31, 2011 and 2012, respectively.

Long-Term Debt (Parenthetical) (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jun. 29, 2009
Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount issued	$ 470,000	$ 470,000	$ 470,000
Discount on issue	$ 8,536	$ 9,470	$ 11,468

Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 07, 2011	Mar. 02, 2010	Dec. 31, 2012 Amended Senior Secured Credit Facility	Oct. 05, 2006 Revolving Credit Line	Dec. 31, 2012 Former Credit Facility Minimum	Dec. 31, 2012 Former Credit Facility Maximum	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Dec. 18, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two Maximum	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two Scenario 2	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two Scenario 3	Dec. 31, 2012 Term Loan Credit Facilty	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility	Dec. 18, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Quarterly Principle Payment	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Quarterly Principle Payment Minimum	Dec. 31, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Quarterly Principle Payment Maximum	Dec. 18, 2012 Term Loan Credit Facilty Amended Senior Secured Credit Facility Scenario 1	Dec. 31, 2012 Revolving Credit Line Scenario 4	Dec. 31, 2012 Revolving Credit Line Scenario 5	Dec. 31, 2012 Revolving Credit Line Amended Senior Secured Credit Facility	Dec. 18, 2012 Revolving Credit Line Amended Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Line Amended Senior Secured Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Line Amended Senior Secured Credit Facility Maximum	Dec. 31, 2012 Revolving Credit Line Former Senior Secured Credit Facility Minimum	Dec. 31, 2012 Revolving Credit Line Former Senior Secured Credit Facility Maximum	Dec. 31, 2012 Senior subordinated notes	Jun. 03, 2011 Senior subordinated notes	Jun. 30, 2011 Senior Secured Credit Facility	Dec. 31, 2012 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility	Oct. 05, 2006 Senior Secured Credit Facility	Oct. 31, 2006 Senior Secured Credit Facility Term Loan	Oct. 31, 2006 Senior Secured Credit Facility Revolving Credit Line	Dec. 31, 2012 Senior Notes	Dec. 31, 2011 Senior Notes		Jun. 29, 2009 Senior Notes	Dec. 31, 2012 Senior Discount Notes	Jun. 29, 2009 Senior Discount Notes
Debt Instrument [Line Items]
Aggregate principal amount issued											$ 400,000,000						$ 700,000,000				$ 652,750,000	$ 73,500,000	$ 76,500,000		$ 100,000,000					$ 200,000,000	$ 200,000,000							$ 470,000,000	$ 470,000,000		$ 470,000,000
Maturity period																7 years								5 years
Debt issue cost						12,000,000
Equal quarterly installments due on term loan																		1,750,000															2,311,000
Maturity date																2019-12			2013-03	2019-09				2017-12
Maturity date of senior secured credit facility						Dec 18, 2019
Percentage of Variable rate added to federal funds effective rate									0.50%							0.50%							0.50%	0.50%
Percentage of Variable margin rate added to federal funds effective rate	2.25%							0.50%	1.00%							2.00%										1.00%	1.75%	1.75%	2.00%
Percentage of variable margin rate added to eurodollar rate	3.25%							1.50%	2.00%							3.00%										2.00%	2.75%	2.75%	3.00%
Percentage voting stock of foreign subsidiaries	65.00%
Dividend restriction, amount that could be distributed under the terms of debt agreements						1,409,000,000				1,118,500,000																				1,107,400,000								1,060,200,000
Amount outstanding under the term loan	700,000,000	905,887,000														700,000,000
Available borrowing capacity																								100,000,000
Average interest rate on outstanding borrowings																4.00%
Interest rate	5.13%										5.13%																			7.38%	7.38%							8.63%			8.63%
Maturity date										Dec 15, 2022																				Jun 15, 2021								Jun 15, 2019
Debt issuance cost	18,453,000	4,539,000	8,858,000							6,400,000																								4,500,000
Debt covenants, required minimum coverage ratio										5.6
Actual coverage ratio										1
Debt redemption price as percentage of principal amount													100.00%
Registration Statement maximum required period to file registration statement										120 days
Registration Statement maximum required period to have registration statement declared effective										210 days
Maximum required period to issue exchange registered notes after effective date										30 days
Registration Statement maximum required period to file shelf registration statement										30 days				240 days
Registration Statement maximum required period to have shelf registration statement declared effective										210 days
Additional interest with respect to each 90-day period immediately following occurrence of Registration Default										0.50%		1.00%
Payment of remaining outstanding term loan															898,955,000																	157,235,000
Price to repurchase the senior subordinated notes as a percentage of the aggregate principal amount outstanding plus accrued and unpaid interest in case of change of control																														101.00%								101.00%
Minimum Coverage ratio																														2								2
Actual ratio																														5.5								5.5
Maximum percentage of principal amount of the senior subordinated notes that can be redeemed prior to specific date																														35.00%
Price to repurchase the senior subordinated notes as a percentage of principal amount plus a make-whole premium in case of redemption at option of company prior to specific date																														100.00%								100.00%				100.00%
Amount of senior subordinated notes exchanged				199,500,000
Amount of senior subordinated notes not exchanged	500,000
Proceed from Issuance of Debt Instrument																																						458,532,000
Discount on issue																																						8,536,000	9,470,000		11,468,000
Aggregate principal amount at maturity remained outstanding																																											419,403,000
Carrying value of senior notes										400,000,000																												461,464,000 [1]	460,530,000	[1]
Redemption date																																										Jun 15, 2014
Percentage of redemption price																																										35.00%
Former senior secured credit facility, term																																				7 years	6 years
Term loan on senior secured credit facility																																			1,120,000,000
Aggregate principal amount outstanding					1,083,600,000		150,000,000
Extended amount outstanding of senior secured credit facility, approximate value					924,375,000
Term Loan of Senior Secured Credit Facility Not Extended					159,225,000
Remaining principal amount on the extended amount Due April 30, 2016																																	866,602,000
Percentage of Variable interest rate added to federal funds effective rate	0.50%
Maturity date of senior secured credit facility					2013-10
Write off of unamortization of debt issuance cost		2,183,000
Reclassification adjustment included in Accumulated comprehensive loss		2,760,000
Fees on early retirement of debt		2
Carrying value of long-term debt	1,764,010,000	1,572,221,000
Fair value of long-term debt	$ 1,851,246,000	$ 1,622,286,000

[1]	Includes the $470,000 aggregate principal amount of the 8.625% senior notes net of the unamortized discount of $9,470 and $8,536 at December 31, 2011 and 2012, respectively.

Long-Term Debt Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 9,546
2014	7,000
2015	7,000
2016	7,000
2017	7,000
Thereafter	1,735,000	[1]
Total	1,764,010		1,572,221
Long-term Debt
Debt Instrument [Line Items]
Total	$ 1,772,546

[1]	Reflects the aggregate principal amount at maturity of the 8.625% senior notes before the original issue discount of $8,536.

Long-Term Debt Maturities (Parenthetical) (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jun. 29, 2009
Senior Notes
Debt Instrument [Line Items]
Discount on issue	$ 8,536	$ 9,470	$ 11,468

Interest Rate Swap Agreements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Agreement	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Number of interest rate swap agreements	3
Changes in fair values are reclassified from accumulated other comprehensive income (loss) into earnings	$ 12,979	$ 15,929	$ 11,771
Losses accumulated in other comprehensive income related to a previously terminated interest rate swap agreement	18,147
Amortized Interest Expenses related to a previously terminated interest rate swap agreement	$ 2,470	$ 4,236	$ 4,633

Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Derivative [Line Items]
Nominal Amount	$ 450,000
Current Liability	5,503	[1]
Long- Term Liability	8,689	[2]
Estimated Total Fair Value at December 31, 2012	14,192
Interest Rate Swap One Agreement
Derivative [Line Items]
Nominal Amount	175,000
Effective Date	Dec 1, 2010
Pay Rate	1.40%
Receive Rate	1-Month LIBOR
Expiration Date	Sep 1, 2015
Current Liability	1,959	[1]
Long- Term Liability	2,991	[2]
Estimated Total Fair Value at December 31, 2012	4,950
Interest Rate Swap Two Agreement
Derivative [Line Items]
Nominal Amount	175,000
Effective Date	Dec 1, 2010
Pay Rate	1.40%
Receive Rate	1-Month LIBOR
Expiration Date	Sep 1, 2015
Current Liability	1,978	[1]
Long- Term Liability	3,004	[2]
Estimated Total Fair Value at December 31, 2012	4,982
Interest Rate Swap Three Agreement
Derivative [Line Items]
Nominal Amount	100,000
Effective Date	Nov 1, 2011
Pay Rate	1.72%
Receive Rate	1-Month LIBOR
Expiration Date	Apr 1, 2016
Current Liability	1,566	[1]
Long- Term Liability	2,694	[2]
Estimated Total Fair Value at December 31, 2012	$ 4,260

[1]	Included in accrued other current liabilities on the consolidated balance sheet as of December 31, 2012.
[2]	Included in other long-term liabilities on the consolidated balance sheet as of December 31, 2012.

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in RealD	$ 13,707	$ 9,709
Interest Rate Swap | Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap liabilities	(5,503)	(9,979)
Interest Rate Swap | Long-Term Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap liabilities	(8,689)	(6,597)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in RealD	13,707	9,709
Level 3 | Interest Rate Swap | Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap liabilities	(5,503)	(9,979)
Level 3 | Interest Rate Swap | Long-Term Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap liabilities	$ (8,689)	$ (6,597)

Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balances, Liabilities	$ 16,576	$ 15,970
Total gain (loss) included in accumulated other comprehensive loss, Liabilities	(1,576)	1,736
Total gain included in earnings, Liabilities	(808)	(1,130)
Ending balances, Liabilities	14,192	16,576
Beginning balances, Assets		8,955
Total gain (loss) included in accumulated other comprehensive loss, Assets		(8,955)
Total gain included in earnings, Assets

Foreign Currency Translation - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 Chilean Subsidiaries
Intercompany Foreign Currency Balance [Line Items]
Accumulated other comprehensive loss	$ (37,698)	$ (23,682)
Cumulative foreign currency adjustments	(31,330)	(11,325)
Company's ownership in its Chilean subsidiary, before share exchange			97.40%
Company's ownership in its Chilean subsidiary, after share exchange			100.00%
Accumulated other comprehensive loss previously allocated to noncontrolling interest			$ 485

Summary of Impact of Translating Financial Statements of International Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Assets	$ 3,862,412	$ 3,522,253
Other Comprehensive Income (Loss)	(20,232)	(46,280)	19,432
Brazil
Exchange Rate to US Dollar	2.05	1.87	1.67
Total Assets	348,405	327,679
Mexico
Exchange Rate to US Dollar	13.02	14	12.39
Total Assets	137,705	121,935
Argentina
Exchange Rate to US Dollar	4.91	4.31	3.98
Total Assets	133,152	128,524
Colombia
Exchange Rate to US Dollar	1,768.23	1,950	1,950
Total Assets	46,898	34,568
Chile
Exchange Rate to US Dollar	479.8	520.7	473.2
Total Assets	49,749	40,084
Cinemark USA. Inc Stockholder's Equity
Other Comprehensive Income (Loss)	(20,005)	(46,058)
Cinemark USA. Inc Stockholder's Equity | Brazil
Other Comprehensive Income (Loss)	(21,690)	(28,000)
Cinemark USA. Inc Stockholder's Equity | Mexico
Other Comprehensive Income (Loss)	6,601	(11,818)
Cinemark USA. Inc Stockholder's Equity | Argentina
Other Comprehensive Income (Loss)	(12,926)	(4,196)
Cinemark USA. Inc Stockholder's Equity | Colombia
Other Comprehensive Income (Loss)	2,790	153
Cinemark USA. Inc Stockholder's Equity | Chile
Other Comprehensive Income (Loss)	2,958	(3,324)
Cinemark USA. Inc Stockholder's Equity | Other international countries
Other Comprehensive Income (Loss)	$ 2,262	$ 1,127

Investment in and Advances to Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Other	$ (146)	$ 160
Total	1,237	1,543
Core Pacific Ltd.
Investments in and Advances to Affiliates [Line Items]
Cinemark - Core Pacific, Ltd. (Taiwan) - investment, at cost - 14% interest	$ 1,383	$ 1,383

Investment in and Advances to Affiliates (Parenthetical) (Detail) (Core Pacific Ltd.)	Dec. 31, 2012	Dec. 31, 2011
Core Pacific Ltd.
Investments in and Advances to Affiliates [Line Items]
Percentage of investment interest	14.00%	14.00%

Non-Controlling Interests in Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Noncontrolling interests	$ 10,919	$ 10,762
Cinemark Partners II
Noncontrolling Interest [Line Items]
Noncontrolling interests	7,701	7,864
Laredo Theatre, Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling interests	913	372
Greeley Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interests	622	695
Other Subsidiaries
Noncontrolling Interest [Line Items]
Noncontrolling interests	$ 1,683	$ 1,831

Non-Controlling Interests in Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Cinemark Partners II
Noncontrolling Interest [Line Items]
Ownership share	49.20%	49.20%
Laredo Theatre, Ltd.
Noncontrolling Interest [Line Items]
Ownership share	25.00%	25.00%
Greeley Ltd
Noncontrolling Interest [Line Items]
Ownership share	49.00%	49.00%

Company Ownership Interest in Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	May 31, 2011 Additional Paid-in Capital Subsidiaries	Dec. 31, 2011 Additional Paid-in Capital Subsidiaries	Jun. 30, 2010 Additional Paid-in Capital Colombian Partners	Dec. 31, 2010 Additional Paid-in Capital Colombian Partners	Dec. 31, 2010 Additional Paid-in Capital Cinemark Panama
Noncontrolling Interest [Line Items]
Net income attributable to Cinemark USA, Inc.	$ 170,313	$ 131,928	$ 147,387
Increase in Cinemark USA, Inc. common stock and additional paid-in-capital for the Colombia Share Exchange (see Note 7)								6,951	6,951
Decrease in additional paid-in-capital		(1,443)	(888)	(1,402)	(390)	(1,402)	(1,402)			(390)
Net transfers from non-controlling interests				(1,402)	6,561
Change from net income attributable to Cinemark USA, Inc. and transfers from noncontrolling interests	$ 170,313	$ 130,526	$ 153,948

Capital Stock - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Line Items]
Preferred stock, shares	1,000,000
Preferred stock, par value	$ 1
Intrinsic value of options exercised	$ 1,070,000	$ 699,000	$ 9,836,000
Recognized tax benefit on options exercised	449,000	238,000	2,680,000
Average remaining contractual life of options outstanding	2 years
Shares of Restricted Stock Granted	653,229	424,436	683,921
Incremental compensation expense			435,000
Approximate incremental compensation expense to reach internal rate of return level	1,609,000
Restricted stock unit awards vested	489,033	288,204	190,589
Dividends paid on vested restricted stock units	95,750,000	95,000,000	78,100,000
Restricted Stock
Stockholders Equity Note [Line Items]
Minimum fair value of restricted stock granted	$ 21.63
Maximum fair value of restricted stock granted	$ 22.97
Minimum forfeiture rate for restricted stock awards	0.00%
Maximum forfeiture rate for restricted stock awards	5.00%
Compensation expense	9,887,000	5,925,000	4,163,000
Additional compensation expense	749,000	666,000	765,000
Total fair value of shares vested during the period	9,702,000	5,658,000	3,272,000
Recognized tax benefits related to shares vested during the period	3,749,000	2,188,000	1,087,000
Unrecognized Compensation expense related to outstanding restricted stock	17,966,000
Weighted average period over which remaining compensation expense will be recognized (in years)	2 years
Restricted Stock | Cinemark Holdings, Inc.'s
Stockholders Equity Note [Line Items]
Unrecognized Compensation expense related to outstanding restricted stock	375,000
Restricted Stock | Directors And Employees
Stockholders Equity Note [Line Items]
Shares of Restricted Stock Granted	653,229
Restricted Stock | Employees
Stockholders Equity Note [Line Items]
Equity award vesting period	3 years
Restricted Stock | Director
Stockholders Equity Note [Line Items]
Equity award vesting period	4 years
Restricted Stock | Total
Stockholders Equity Note [Line Items]
Unrecognized Compensation expense related to outstanding restricted stock	18,341,000
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Minimum fair value of restricted stock granted	$ 18.34
Maximum fair value of restricted stock granted	$ 21.63
Minimum forfeiture rate for restricted stock awards	0.00%
Maximum forfeiture rate for restricted stock awards	5.00%
Total fair value of shares vested during the period	4,400,000
Recognized tax benefits related to shares vested during the period	1,848,000
Unrecognized Compensation expense related to outstanding restricted stock	4,890,000
Weighted average period over which remaining compensation expense will be recognized (in years)	2 years
Number of hypothetical shares of common stock	994,671
Percentage of IRR, which is the threshold	8.50%
Percentage of IRR, which is the target	10.50%
Percentage of IRR, which is the maximum	12.50%
Percentage of restricted stock units vest	100.00%
Restricted stock unit awards vested	196,051
Restricted stock unit conversion into share of common stock, conversion ratio	1
Dividends paid on vested restricted stock units	600,000
Compensation expense	4,433,000	3,101,000	3,424,000
Actual cumulative forfeitures (in units)	11,608
Assumed maximum IRR for all grants	12.50%
Restricted Stock Units (RSUs) | Amended And Restated Long Term Incentive Plan
Stockholders Equity Note [Line Items]
Number of hypothetical shares of common stock	152,955	153,727	396,429
Two Thousand Eight Grant
Stockholders Equity Note [Line Items]
Percentage of IRR expected restricted stock units grants	12.50%
Approximate incremental compensation expense to reach internal rate of return level			823,000
Two Thousand Nine Grant
Stockholders Equity Note [Line Items]
Percentage of IRR expected restricted stock units grants			12.50%
Approximate incremental compensation expense to reach internal rate of return level			$ 377,000

Summary of Stock Option Activity and Related Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Number of Options, Beginning balance	82,166	140,356	1,231,892
Number of Options, Exercised	(60,144)	(58,190)	(1,091,536)
Number of Options, Ending balance	22,022	82,166	140,356
Number of Options Vested at December 31,	22,022	82,166	140,356
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 7.63	$ 7.63	$ 7.63
Weighted Average Exercise Price, Exercised	$ 7.63	$ 7.63	$ 7.63
Weighted Average Exercise Price, Ending balance	$ 7.63	$ 7.63	$ 7.63
Weighted Average Exercise Price, Options exercisable	$ 7.63	$ 7.63	$ 7.63
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Ending balance	$ 404
Aggregate Intrinsic Value, Options exercisable	$ 404

Summary of Restricted Stock Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares of Restricted Stock
Shares of Restricted Stock, Beginning balance	1,384,390	1,254,691	764,078
Shares of Restricted Stock, Granted	653,229	424,436	683,921
Shares of Restricted Stock, Vested	(489,033)	(288,204)	(190,589)
Shares of Restricted Stock, Canceled		(4,613)
Shares of Restricted Stock, Forfeited	(14,423)	(1,920)	(2,719)
Shares of Restricted Stock, Ending balance	1,534,163	1,384,390	1,254,691
Weighted Average Exercise
Weighted Average Exercise, Beginning balance	$ 16.85	$ 14.6	$ 11.1
Weighted Average Exercise, Granted	$ 21.7	$ 19.45	$ 17.94
Weighted Average Exercise, Vested	$ 17	$ 10.84	$ 12.63
Weighted Average Exercise, Canceled		$ 18.35
Weighted Average Exercise, Forfeited	$ 18.58	$ 14.34	$ 11.03
Weighted Average Exercise, Ending balance	$ 18.85	$ 16.85	$ 14.6

Summary of Potential Number of Shares Vesting under Restricted Stock (Detail) (Cinemark Holdings, Inc.'s, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cinemark Holdings, Inc.'s
Schedule Of Stock Options [Line Items]
Number of Shares Vesting at IRR of at least 8.5%	50,981	51,239	132,144
Number of Shares Vesting at IRR of at least 10.5%	101,974	102,488	264,288
Number of Shares Vesting at IRR of at least 12.5%	152,955	153,727	396,429
Value at Grant at IRR of at least 8.5%	$ 1,103	$ 991	$ 2,423
Value at Grant at IRR of at least 10.5%	2,206	1,983	4,847
Value at Grant at IRR of at least 12.5%	$ 3,308	$ 2,975	$ 7,271

Supplemental Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Cash Flow, Supplemental [Line Items]
Cash paid for interest		$ 117,172		$ 113,084		$ 103,047
Cash paid for income taxes, net of refunds received		89,034		29,106		93,435
Noncash investing and financing activities:
Change in accounts payable and accrued expenses for the acquisition of theatre properties and equipment		(13,827)	[1]	7,349	[1]	3,339	[1]
Theatre properties and equipment acquired under capital lease		18,754		6,696		6,934
Change in fair market values of interest rate swap agreements, net of taxes		1,827		4,867		7,170
Investment in NCM-receipt of common units (See Note 4)		9,137		9,302		30,683
Investment in NCM-change of interest gain (See Note 4)						271
Net book value of equipment contributed to DCIP (See Note 5)	18,090					18,090
Investment in RealD (See Note 6)				3,402		18,909
Change in fair market value of available-for-sale securities, net of taxes (See Note 6)		2,499		(13,566)		5,659
Capital contribution from Cinemark Holdings, Inc. as a result of the Colombia Share Exchange (See Note 7)						6,951
Noncash distribution to Cinemark Holdings, Inc. (See Note 22)		$ (5,356)		$ (8,175)

[1]	Additions to theatre properties and equipment included in accounts payable as of December 31, 2011 and 2012 were $18,512 and $4,685, respectively.

Supplemental Cash Flow Information (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Cash Flow, Supplemental [Line Items]
Additions to theatre properties and equipment included in accounts payable	$ 4,685	$ 18,512

Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes:
U.S.	$ 185,389	$ 116,885	$ 126,365
Foreign	113,611	90,940	83,166
Total	299,000	207,825	209,531
Current:
Federal	56,133	17,808	35,856
Foreign	53,964	26,830	21,933
State	8,578	7,183	9,415
Total current expense	118,675	51,821	67,204
Deferred:
Federal	12,096	22,100	(143)
Foreign	(6,007)	(2,332)	(7,188)
State	1,452	2,283	(1,272)
Total deferred taxes	5,280	21,676	(8,603)
Income taxes	126,216	73,872	58,601
Total
Deferred:
Total deferred taxes	$ 7,541	$ 22,051	$ (8,603)

Reconciliation Between Income Tax Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Computed normal tax expense	$ 104,649	$ 72,739	$ 73,335
Foreign inflation adjustments	(33)	(1,587)	47
State and local income taxes, net of federal income tax impact	7,511	7,365	5,248
Foreign losses not benefited and other changes in valuation allowance	(711)	(676)	(5,685)
Foreign tax rate differential	(1,545)	(3,321)	(4,798)
Foreign dividends	10,576	4,173	3,952
Changes in uncertain tax positions	13,729	396	(8,080)
Other - net	(7,960)	(5,217)	(5,418)
Income taxes	$ 126,216	$ 73,872	$ 58,601

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Undistributed earnings of foreign subsidiaries	$ 339,000
Foreign tax credit carryforwards, expiration start year	2015
State net operating losses carryforwards expiration start year	2029
Gross unrecognized tax benefits, including interest and penalties	34,475	22,411
Unrecognized tax benefit that if recognized would impact effective tax rate	30,085	16,274
Accrued for interest and penalties	$ 4,576	$ 3,751
Minimum
Income Taxes [Line Items]
State net operating losses carryforwards period	5 years
Maximum
Income Taxes [Line Items]
State net operating losses carryforwards period	20 years

Net Long-Term Deferred Income Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred liabilities:
Theatre properties and equipment	$ 96,733	$ 92,466
Deferred intercompany sales	14,551	12,051
Intangible asset - other	23,944	24,749
Intangible asset - tradenames	115,939	116,333
Investment in partnerships	113,199	98,742
Total deferred liabilities	364,366	344,341
Deferred assets:
Deferred lease expenses	27,255	23,225
Theatre properties and equipment	5,884	5,910
Deferred revenue-NCM and Fandango	90,972	88,616
Capital lease obligations	54,551	51,211
Interest rate swap agreements	3,825	5,882
Tax loss carryforwards	7,700	10,602
Alternative minimum tax and other credit carryforwards	6,405	7,548
Other expenses, not currently deductible for tax purposes	30,724	23,750
Total deferred assets	227,316	216,744
Net deferred income tax liability before valuation allowance	137,050	127,597
Valuation allowance against deferred assets	13,326	15,443
Net deferred income tax liability	150,376	143,040
Foreign
Deferred assets:
Net deferred income tax liability	2,488	10,757
U.S
Deferred assets:
Net deferred income tax liability	$ 147,888	$ 132,283

Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at January 1,	$ 18,660	$ 15,197	$ 23,857
Gross increases-tax positions in prior periods	14,462	3,153
Gross decreases-tax positions in prior periods	(3,321)		(1,392)
Gross increases-current period tax positions	3,672	3,729	3,551
Gross decreases-current period tax positions		(633)	(613)
Settlements		(2,467)	(10,383)
Foreign currency translation adjustments	(251)	(319)	177
Balance at December 31,	$ 33,222	$ 18,660	$ 15,197

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Commitments and Contingencies Disclosure [Line Items]
Lease term						10 years	25 years
Liability for deferred lease expenses				$ 38,297	$ 34,466
Employment agreements initial term	3 years	2 years	3 years
Employment agreements term extension		1 year	1 year
Contribution payments (for plan year 2010 \ 2011)				2,410	2,311
Liability recorded of approximately (for plan year 2011)				$ 2,500

Rent Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease and Rental Expense [Line Items]
Fixed rent expense	$ 205,770	$ 200,006	$ 186,893
Contingent rent and other facility lease expenses	75,845	76,272	68,824
Total facility lease expense	$ 281,615	$ 276,278	$ 255,717

Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments, current	$ 225,814
Future minimum operating lease payments, in two years	227,238
Future minimum operating lease payments, in three years	222,469
Future minimum operating lease payments, in four years	212,861
Future minimum operating lease payments, in five years	193,672
Future minimum operating lease payments, thereafter	807,121
Future minimum operating lease payments, total	1,889,175
Future minimum capital leases payments, current	25,304
Future minimum capital leases payments, in two years	25,117
Future minimum capital leases payments, in three years	25,299
Future minimum capital leases payments, in four years	25,158
Future minimum capital leases payments, in five years	23,436
Future minimum capital leases payments, thereafter	110,934
Future minimum capital leases payments, total	235,248
Amounts representing interest payments	85,077
Present value of future minimum payments	150,171
Current portion of capital lease obligations	11,064	9,639
Capital lease obligations, less current portion	$ 139,107	$ 131,533

Breakdown of Selected Financial Information by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 2,473,531	$ 2,279,613	$ 2,141,144
Adjusted EBITDA	590,668	521,000	487,185
Capital expenditures	220,727	184,819	156,102
U.S
Segment Reporting Information [Line Items]
Revenues	1,706,511	1,593,667	1,584,281
Adjusted EBITDA	411,293	372,739	364,610
Capital expenditures	107,323	79,510
Segment, Geographical, Groups of Countries, Group One
Segment Reporting Information [Line Items]
Revenues	777,663	696,119	564,240
Adjusted EBITDA	179,375	148,261	122,575
Capital expenditures	113,404	105,309
Eliminations
Segment Reporting Information [Line Items]
Revenues	$ (10,643)	$ (10,173)	$ (7,377)

Segments - Reconciliation of Net Income to Adjusted EBITDA (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net income	$ 172,784		$ 133,953		$ 150,930
Add (deduct):
Income taxes	126,216		73,872		58,601
Interest expense	123,665	[1]	123,102	[1]	112,444	[1]
Loss on early retirement of debt	5,599		4,945		3
Loss on marketable securities - RealD			12,610
Other income	(21,568)	[2]	(13,594)	[2]	(3,721)	[2]
Depreciation and amortization	147,675	[3]	154,449	[3]	143,508	[3]
Impairment of long-lived assets	3,031		7,033		12,538
(Gain) loss on sale of assets and other	12,168		8,792		(431)
Deferred lease expenses	4,104		4,155		3,940
Amortization of long-term prepaid rents	2,673		2,657		1,786
Share based awards compensation expense	14,321		9,026		7,587
Adjusted EBITDA	$ 590,668		$ 521,000		$ 487,185

[1]	Includes amortization of debt issue costs.
[2]	Includes interest income, foreign currency exchange gain (loss), and equity in income (loss) of affiliates and excludes distributions from NCM. Distributions from NCM are reported entirely within the U.S. operating segment.
[3]	Includes amortization of favorable/unfavorable leases.

Breakdown of Selected Financial Information by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,473,531	$ 2,279,613	$ 2,141,144
Theatre Properties and Equipment - net	1,304,958	1,238,850
U.S
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,706,511	1,593,667	1,584,281
Theatre Properties and Equipment - net	940,922	934,279
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	328,136	358,820	315,884
Theatre Properties and Equipment - net	190,990	149,294
Other International Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	449,527	337,299	248,356
Theatre Properties and Equipment - net	173,046	155,277
Eliminations
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ (10,643)	$ (10,173)	$ (7,377)

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Theatre
Related Party Transaction [Line Items]
Number of theatres leased			1
Amount recorded related to the termination of the lease			$ 111,000
Cash divided paid	95,750,000	95,000,000	78,100,000
Non cash dividend	5,356,000	8,175,000
Plitt Plaza
Related Party Transaction [Line Items]
Ownership percentage of the Company's issued and outstanding shares of common stock	9.00%
Facility lease and other operating expenses			30,000
Laredo Theatre Ltd
Related Party Transaction [Line Items]
Company's limited partnership interest in Laredo	75.00%
Lone Star Theatre's interest in Laredo	25.00%
Ownership interest held by David Roberts	100.00%
Percentage of common stock held by Chairman of the Board	9.00%
Percentage of management fees based on theatre revenues	5.00%
Maximum amount of theater revenue used to calculate management fees	50,000,000
Percentage of management fees based on theatre revenues in excess	3.00%
Minimum amount of theater revenue used to calculate management fees	50,000,000
Management fee revenues	522,000	476,000	105,000
Copper Beech Capital L L C
Related Party Transaction [Line Items]
Amount paid for the use of aircraft	82,000	86,000	73,000
Syufy Enterprises Lp
Related Party Transaction [Line Items]
Number of theatres leased	19
Number of parking facility leased	1
Number of leased facilities with fixed minimum annual rent	17
Number of leased facilities without minimum annual rent	3
Total rent paid	$ 18,602,000	$ 18,881,000	$ 18,058,000

Valuation Allowance for Deferred Tax Assets (Detail) (Valuation Allowance of Deferred Tax Assets, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 15,443	$ 15,425	$ 18,228
Additions	6,298	2,338	3,398
Deductions	(8,415)	(2,320)	(6,201)
Ending Balance	$ 13,326	$ 15,443	$ 15,425

Subsequent Event - Disposition Of Mexican Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Mexican subsidiaries	Dec. 31, 2011 Mexican subsidiaries	Dec. 31, 2010 Mexican subsidiaries	Feb. 28, 2013 Mexican subsidiaries Dispositions Screens Theatre
Subsequent Event [Line Items]
Number of theatres sold							31
Number of screens sold							290
Total revenues	$ 2,473,531	$ 2,279,613	$ 2,141,144	$ 75,333	$ 74,448	$ 70,859
Sale price of subsidiaries agreed to be sold							$ 125,000

Subsequent Event - Dividend Declaration - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 12, 2013 Dividend declared and paid
Subsequent Event [Line Items]
Dividend declared and paid	$ 95,750,000	$ 95,000,000	$ 78,100,000	$ 24,000

Condensed Consolidating Financial Information of Subsidiary Guarantors - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Senior Notes	Jun. 29, 2009 Senior Notes	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Dec. 31, 2012 Senior subordinated notes	Jun. 03, 2011 Senior subordinated notes
Condensed Consolidating Financial Information [Line Items]
Outstanding aggregate principal amount of Senior Notes		$ 470,000		$ 400,000
Senior notes interest rate	5.13%	8.63%	8.63%	5.13%	7.38%	7.38%
Aggregate principal amount of Senior Subordinated Notes					$ 200,000

Condensed Consolidating Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 742,095	$ 521,253	$ 464,765	$ 437,737
Other current assets	102,497	105,710
Total current assets	844,592	626,963
Theatre properties and equipment-net	1,304,958	1,238,850
Other assets	1,712,862	1,656,440
Total assets	3,862,412	3,522,253
Current liabilities
Current portion of long-term debt	9,546	12,145
Current portion of capital lease obligations	11,064	9,639
Accounts payable and accrued expenses	316,581	282,466
Total current liabilities	337,191	304,250
Long-term liabilities
Long-term debt, less current portion	1,754,464	1,560,076
Capital lease obligations, less current portion	139,107	131,533
Other long-term liabilities and deferrals	535,438	501,101
Total long-term liabilities	2,429,009	2,192,710
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	49,543	49,543
Other stockholder's equity	1,035,750	964,988
Total Cinemark USA, Inc. stockholder's equity	1,085,293	1,014,531
Noncontrolling interests	10,919	10,762
Total equity	1,096,212	1,025,293	1,040,705	922,141
Total liabilities and equity	3,862,412	3,522,253
Parent Company
Current assets
Cash and cash equivalents	305,627	101,175	70,054	39,761
Other current assets	52,358	58,199
Accounts receivable from subsidiaries	338,278	246,425
Total current assets	696,263	405,799
Theatre properties and equipment-net	341,091	345,296
Investment in subsidiaries	1,087,263	1,119,919
Other assets	1,185,478	1,164,241
Total assets	3,310,095	3,035,255
Current liabilities
Current portion of long-term debt	7,000	9,243
Current portion of capital lease obligations	2,070	1,838
Accounts payable and accrued expenses	119,057	119,781
Total current liabilities	128,127	130,862
Long-term liabilities
Long-term debt, less current portion	1,754,464	1,557,174
Capital lease obligations, less current portion	28,182	30,252
Other long-term liabilities and deferrals	314,029	302,436
Total long-term liabilities	2,096,675	1,889,862
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	49,543	49,543
Other stockholder's equity	1,035,750	964,988
Total Cinemark USA, Inc. stockholder's equity	1,085,293	1,014,531
Total equity	1,085,293	1,014,531
Total liabilities and equity	3,310,095	3,035,255
Subsidiary Guarantors
Current assets
Cash and cash equivalents	193,863	202,621	185,660	237,540
Other current assets	14,599	15,620
Total current assets	208,462	218,241
Theatre properties and equipment-net	580,595	570,945
Investment in subsidiaries	423,812	410,613
Other assets	140,192	134,152
Total assets	1,353,061	1,333,951
Current liabilities
Current portion of capital lease obligations	6,682	5,786
Accounts payable and accrued expenses	84,235	81,110
Accounts payable to parent or subsidiaries	273,776	230,642
Total current liabilities	364,693	317,538
Long-term liabilities
Capital lease obligations, less current portion	85,765	88,976
Other long-term liabilities and deferrals	83,590	75,525
Total long-term liabilities	169,355	164,501
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	457,368	457,368
Other stockholder's equity	361,645	394,544
Total Cinemark USA, Inc. stockholder's equity	819,013	851,912
Total equity	819,013	851,912
Total liabilities and equity	1,353,061	1,333,951
Subsidiary Non-Guarantors
Current assets
Cash and cash equivalents	242,605	217,457	209,051	160,436
Other current assets	76,834	69,935
Total current assets	319,439	287,392
Theatre properties and equipment-net	383,272	322,609
Other assets	393,670	372,811
Total assets	1,096,381	982,812
Current liabilities
Current portion of long-term debt	2,546	2,902
Current portion of capital lease obligations	2,312	2,015
Accounts payable and accrued expenses	150,044	115,650
Accounts payable to parent or subsidiaries	64,502	15,783
Total current liabilities	219,404	136,350
Long-term liabilities
Long-term debt, less current portion		6,045
Capital lease obligations, less current portion	25,160	12,305
Other long-term liabilities and deferrals	148,836	138,730
Total long-term liabilities	173,996	157,080
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	10,218	10,218
Other stockholder's equity	681,844	668,402
Total Cinemark USA, Inc. stockholder's equity	692,062	678,620
Noncontrolling interests	10,919	10,762
Total equity	702,981	689,382
Total liabilities and equity	1,096,381	982,812
Eliminations
Current assets
Other current assets	(41,294)	(38,044)
Accounts receivable from subsidiaries	(338,278)	(246,425)
Total current assets	(379,572)	(284,469)
Investment in subsidiaries	(1,511,075)	(1,530,532)
Other assets	(6,478)	(14,764)
Total assets	(1,897,125)	(1,829,765)
Current liabilities
Accounts payable and accrued expenses	(36,755)	(34,075)
Accounts payable to parent or subsidiaries	(338,278)	(246,425)
Total current liabilities	(375,033)	(280,500)
Long-term liabilities
Long-term debt, less current portion		(3,143)
Other long-term liabilities and deferrals	(11,017)	(15,590)
Total long-term liabilities	(11,017)	(18,733)
Commitments and contingencies
Cinemark USA, Inc.'s stockholder's equity:
Common stock	(467,586)	(467,586)
Other stockholder's equity	(1,043,489)	(1,062,946)
Total Cinemark USA, Inc. stockholder's equity	(1,511,075)	(1,530,532)
Total equity	(1,511,075)	(1,530,532)
Total liabilities and equity	$ (1,897,125)	$ (1,829,765)

Condensed Consolidating Statement of Income Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 2,473,531		$ 2,279,613		$ 2,141,144
Cost of operations
Theatre operating expenses	1,778,331		1,673,184		1,583,615
General and administrative expenses	146,442		125,428		107,015
Depreciation and amortization	147,675		154,449		143,508
Impairment of long-lived assets	3,031		7,033		12,538
(Gain) loss on sale of assets and other	12,168		8,792		(431)
Total cost of operations	2,087,647		1,968,886		1,846,245
Operating income	385,884		310,727		294,899
Other income (expense)
Interest expense	(123,665)	[1]	(123,102)	[1]	(112,444)	[1]
Distributions from NCM	20,812		24,161		23,358
Equity in income (loss) of affiliates	13,109		5,651		(3,438)
Loss on early retirement of debt	(5,599)		(4,945)		(3)
Loss on marketable securities-RealD			(12,610)
Other income	8,459		7,943		7,156
Total other expense	(86,884)		(102,902)		(85,368)
Income before income taxes	299,000		207,825		209,531
Income taxes	126,216		73,872		58,601
Net income	172,784		133,953		150,930
Less: Net income attributable to noncontrolling interests	2,471		2,025		3,543
Net income attributable to Cinemark USA, Inc.	170,313		131,928		147,387
Parent Company
Revenues	665,280		608,978		596,034
Cost of operations
Theatre operating expenses	528,658		505,348		528,352
General and administrative expenses	19,452		18,535		18,006
Depreciation and amortization	33,475		34,542		30,993
Impairment of long-lived assets	1,364		3,156		1,270
(Gain) loss on sale of assets and other	1,357		3,717		2,418
Total cost of operations	584,306		565,298		581,039
Operating income	80,974		43,680		14,995
Other income (expense)
Interest expense	(110,683)		(111,421)		(103,192)
Distributions from NCM	1,383		1,566		1,245
Equity in income (loss) of affiliates	197,940		185,405		193,132
Loss on early retirement of debt	(5,599)		(4,945)
Loss on marketable securities-RealD			(12,610)
Other income	99		441		341
Total other expense	83,140		58,436		91,526
Income before income taxes	164,114		102,116		106,521
Income taxes	(6,199)		(29,812)		(40,866)
Net income	170,313		131,928		147,387
Net income attributable to Cinemark USA, Inc.	170,313		131,928		147,387
Subsidiary Guarantors
Revenues	1,040,394		995,704		1,030,777
Cost of operations
Theatre operating expenses	707,800		679,476		688,961
General and administrative expenses	73,862		62,379		57,695
Depreciation and amortization	60,568		76,603		79,469
Impairment of long-lived assets	1,329		479		4,072
(Gain) loss on sale of assets and other	10,898		4,789		3,897
Total cost of operations	854,457		823,726		834,094
Operating income	185,937		171,978		196,683
Other income (expense)
Interest expense	(10,187)		(10,556)		(11,213)
Equity in income (loss) of affiliates	54,783		54,922		48,772
Other income	111		265		3,064
Total other expense	44,707		44,631		40,623
Income before income taxes	230,644		216,609		237,306
Income taxes	67,585		61,853		69,679
Net income	163,059		154,756		167,627
Net income attributable to Cinemark USA, Inc.	163,059		154,756		167,627
Subsidiary Non-Guarantors
Revenues	803,133		720,594		585,411
Cost of operations
Theatre operating expenses	577,149		534,023		437,380
General and administrative expenses	53,128		44,514		31,314
Depreciation and amortization	53,632		43,304		33,046
Impairment of long-lived assets	338		3,398		7,196
(Gain) loss on sale of assets and other	(87)		286		(6,746)
Total cost of operations	684,160		625,525		502,190
Operating income	118,973		95,069		83,221
Other income (expense)
Interest expense	(2,871)		(1,280)		(936)
Distributions from NCM	19,429		22,595		22,113
Equity in income (loss) of affiliates	13,109		5,680		(3,467)
Other income	8,325		7,392		6,648
Total other expense	37,992		34,387		24,358
Income before income taxes	156,965		129,456		107,579
Income taxes	64,830		41,831		29,788
Net income	92,135		87,625		77,791
Less: Net income attributable to noncontrolling interests	2,471		2,025		3,543
Net income attributable to Cinemark USA, Inc.	89,664		85,600		74,248
Eliminations
Revenues	(35,276)		(45,663)		(71,078)
Cost of operations
Theatre operating expenses	(35,276)		(45,663)		(71,078)
Total cost of operations	(35,276)		(45,663)		(71,078)
Other income (expense)
Interest expense	76		155		2,897
Equity in income (loss) of affiliates	(252,723)		(240,356)		(241,875)
Other income	(76)		(155)		(2,897)
Total other expense	(252,723)		(240,356)		(241,875)
Income before income taxes	(252,723)		(240,356)		(241,875)
Net income	(252,723)		(240,356)		(241,875)
Net income attributable to Cinemark USA, Inc.	$ (252,723)		$ (240,356)		$ (241,875)

[1]	Includes amortization of debt issue costs.

Condensed Consolidating Statement of Comprehensive Income Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 172,784	$ 133,953	$ 150,930
Other comprehensive income (loss), net of tax
Unrealized gain (loss) due to fair value adjustments on interest rate swap agreements, net of taxes of $557 in 2012, $3,786 in 2011 and $4,339 in 2010	1,020	(2,830)	7,170
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, net of taxes of $1,499 in 2012, $8,128 and $3,425 in 2010	2,499	(13,566)	5,659
Amortization of accumulated other comprehensive loss on terminated swap agreement	2,470	4,236	4,633
Foreign currency translation adjustment	(20,232)	(46,280)	19,432
Total other comprehensive income (loss), net of tax	(14,243)	(58,440)	36,894
Total comprehensive income, net of tax	158,541	75,513	187,824
Comprehensive income attributable to noncontrolling interests	(2,244)	(1,803)	(3,711)
Comprehensive income attributable to Cinemark USA, Inc.	156,297	73,710	184,113
Parent Company
Net income	170,313	131,928	147,387
Other comprehensive income (loss), net of tax
Unrealized gain (loss) due to fair value adjustments on interest rate swap agreements, net of taxes of $557 in 2012, $3,786 in 2011 and $4,339 in 2010	1,020	(2,830)	7,170
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, net of taxes of $1,499 in 2012, $8,128 and $3,425 in 2010	2,499	(13,566)	5,659
Amortization of accumulated other comprehensive loss on terminated swap agreement	2,470	4,236	4,633
Foreign currency translation adjustment	(20,005)	(46,058)	19,264
Total other comprehensive income (loss), net of tax	(14,016)	(58,218)	36,726
Total comprehensive income, net of tax	156,297	73,710	184,113
Comprehensive income attributable to Cinemark USA, Inc.	156,297	73,710	184,113
Subsidiary Guarantors
Net income	163,059	154,756	167,627
Other comprehensive income (loss), net of tax
Total comprehensive income, net of tax	163,059	154,756	167,627
Comprehensive income attributable to Cinemark USA, Inc.	163,059	154,756	167,627
Subsidiary Non-Guarantors
Net income	92,135	87,625	77,791
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(20,232)	(46,280)	19,432
Total other comprehensive income (loss), net of tax	(20,232)	(46,280)	19,432
Total comprehensive income, net of tax	71,903	41,345	97,223
Comprehensive income attributable to noncontrolling interests	(2,244)	(1,803)	(3,711)
Comprehensive income attributable to Cinemark USA, Inc.	69,659	39,542	93,512
Eliminations
Net income	(252,723)	(240,356)	(241,875)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	20,005	46,058	(19,264)
Total other comprehensive income (loss), net of tax	20,005	46,058	(19,264)
Total comprehensive income, net of tax	(232,718)	(194,298)	(261,139)
Comprehensive income attributable to Cinemark USA, Inc.	$ (232,718)	$ (194,298)	$ (261,139)

Condensed Consolidating Statement of Comprehensive Income Information (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gain (loss) due to fair value adjustments on interest rate swap agreements, tax	$ 557	$ 3,786	$ 4,339
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, tax	$ 1,499	$ 8,128	$ 3,425

Condensed Consolidating Statement of Cash Flows Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 172,784	$ 133,953	$ 150,930
Adjustments to reconcile net income to cash provided by (used for) operating activities	181,657
Changes in assets and liabilities	40,192	30,123	(59,790)
Net cash provided by (used for) operating activities	394,633	390,884	266,230
Investing activities
Additions to theatre properties and equipment	(220,727)	(184,819)	(156,102)
Proceeds from sale of theatre properties and equipment	1,976	6,230	21,791
Acquisition of ten theatres in Argentina	(14,080)
Net cash used for investing activities	(234,311)	(247,067)	(136,067)
Financing activities
Dividends paid to parent	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(3,263)	(494)	(416)
Proceeds from issuance of senior subordinated notes	400,000	200,000
Retirement of senior subordinated notes			(181)
Repayments of other long-term debt	(9,711)	(166,898)	(11,853)
Payments on capital leases	(9,451)	(7,526)	(7,327)
Payment of debt issue costs	(18,453)	(4,539)	(8,858)
Other	(835)	(2,120)	(539)
Net cash provided by (used for) financing activities	63,582	(78,020)	(108,162)
Effect of exchange rate changes on cash and cash equivalents	(3,062)	(9,309)	5,027
Increase (decrease) in cash and cash equivalents	220,842	56,488	27,028
Cash and cash equivalents:
Beginning of year	521,253	464,765	437,737
End of year	742,095	521,253	464,765
Parent Company
Operating activities
Net income	170,313	131,928	147,387
Adjustments to reconcile net income to cash provided by (used for) operating activities	(152,552)	(132,778)	(160,981)
Changes in assets and liabilities	144,628	142,103	177,023
Net cash provided by (used for) operating activities	162,389	141,253	163,429
Investing activities
Additions to theatre properties and equipment	(50,162)	(46,407)	(35,382)
Proceeds from sale of theatre properties and equipment	701	952	1,697
Acquisition of ten theatres in Argentina	(14,080)
Net transactions with affiliates	27,532	3,398	281
Investment in joint venture-DCIP and other		(8)
Net cash used for investing activities	(36,009)	(42,065)	(33,404)
Financing activities
Dividends paid to parent	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings			(416)
Proceeds from issuance of senior subordinated notes	400,000	200,000
Retirement of senior subordinated notes			(181)
Repayments of other long-term debt	(205,887)	(166,877)	(10,836)
Payments on capital leases	(1,838)	(1,651)	(1,341)
Payment of debt issue costs	(18,453)	(4,539)	(8,858)
Net cash provided by (used for) financing activities	78,072	(68,067)	(99,732)
Increase (decrease) in cash and cash equivalents	204,452	31,121	30,293
Cash and cash equivalents:
Beginning of year	101,175	70,054	39,761
End of year	305,627	101,175	70,054
Subsidiary Guarantors
Operating activities
Net income	163,059	154,756	167,627
Adjustments to reconcile net income to cash provided by (used for) operating activities	25,749	29,871	37,727
Changes in assets and liabilities	(139,350)	(143,392)	(225,738)
Net cash provided by (used for) operating activities	49,458	41,235	(20,819)
Investing activities
Additions to theatre properties and equipment	(56,578)	(32,240)	(34,767)
Proceeds from sale of theatre properties and equipment	596	3,790	3,441
Net transactions with affiliates	6,362	11,052	5,792
Net cash used for investing activities	(49,620)	(17,398)	(25,534)
Financing activities
Dividends paid to parent	(700)	(1,325)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(3,263)	(494)
Payments on capital leases	(5,884)	(5,057)	(5,527)
Other	1,251
Net cash provided by (used for) financing activities	(8,596)	(6,876)	(5,527)
Increase (decrease) in cash and cash equivalents	(8,758)	16,961	(51,880)
Cash and cash equivalents:
Beginning of year	202,621	185,660	237,540
End of year	193,863	202,621	185,660
Subsidiary Non-Guarantors
Operating activities
Net income	92,135	87,625	77,791
Adjustments to reconcile net income to cash provided by (used for) operating activities	55,737	89,359	56,469
Changes in assets and liabilities	34,914	31,412	(11,075)
Net cash provided by (used for) operating activities	182,786	208,396	123,620
Investing activities
Additions to theatre properties and equipment	(113,987)	(106,172)	(85,953)
Proceeds from sale of theatre properties and equipment	679	1,488	16,653
Acquisition of ten theatres in Argentina		(66,958)
Investment in joint venture-DCIP and other	(1,480)	(1,512)	(1,756)
Net cash used for investing activities	(114,788)	(173,154)	(71,056)
Financing activities
Dividends paid to parent	(33,051)	(13,125)	(287)
Capital contributions from parent	3,000
Repayments of other long-term debt	(2,779)	(21)	(1,017)
Net changes in intercompany notes	(3,143)		(5,786)
Payments on capital leases	(1,729)	(818)	(459)
Purchase of non-controlling interest in Panama		(1,443)	(888)
Other	(2,086)	(2,120)	(539)
Net cash provided by (used for) financing activities	(39,788)	(17,527)	(8,976)
Effect of exchange rate changes on cash and cash equivalents	(3,062)	(9,309)	5,027
Increase (decrease) in cash and cash equivalents	25,148	8,406	48,615
Cash and cash equivalents:
Beginning of year	217,457	209,051	160,436
End of year	242,605	217,457	209,051
Eliminations
Operating activities
Net income	(252,723)	(240,356)	(241,875)
Adjustments to reconcile net income to cash provided by (used for) operating activities	252,723	240,356	241,875
Investing activities
Net transactions with affiliates	(33,894)	(14,450)	(6,073)
Net cash used for investing activities	(33,894)	(14,450)	(6,073)
Financing activities
Dividends paid to parent	33,751	14,450	287
Capital contributions from parent	(3,000)
Net changes in intercompany notes	3,143		5,786
Net cash provided by (used for) financing activities	33,894	14,450	6,073
Consolidated
Operating activities
Net income	172,784	133,953	150,930
Adjustments to reconcile net income to cash provided by (used for) operating activities	181,657	226,808	175,090
Changes in assets and liabilities	40,192	30,123	(59,790)
Net cash provided by (used for) operating activities	394,633	390,884	266,230
Investing activities
Additions to theatre properties and equipment	(220,727)	(184,819)	(156,102)
Proceeds from sale of theatre properties and equipment	1,976	6,230	21,791
Acquisition of ten theatres in Argentina	(14,080)	(66,958)
Investment in joint venture-DCIP and other	(1,480)	(1,520)	(1,756)
Net cash used for investing activities	(234,311)	(247,067)	(136,067)
Financing activities
Dividends paid to parent	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of noncash stock option exercises and restricted stock withholdings	(3,263)	(494)	(416)
Proceeds from issuance of senior subordinated notes	400,000	200,000
Retirement of senior subordinated notes			(181)
Repayments of other long-term debt	(208,666)	(166,898)	(11,853)
Payments on capital leases	(9,451)	(7,526)	(7,327)
Payment of debt issue costs	(18,453)	(4,539)	(8,858)
Purchase of non-controlling interest in Panama		(1,443)	(888)
Other	(835)	(2,120)	(539)
Net cash provided by (used for) financing activities	63,582	(78,020)	(108,162)
Effect of exchange rate changes on cash and cash equivalents	(3,062)	(9,309)	5,027
Increase (decrease) in cash and cash equivalents	220,842	56,488	27,028
Cash and cash equivalents:
Beginning of year	521,253	464,765	437,737
End of year	$ 742,095	$ 521,253	$ 464,765

Supplemental Schedules-Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 742,095	$ 521,253	$ 464,765	$ 437,737
Other current assets	102,497	105,710
Total current assets	844,592	626,963
Theatre properties and equipment, net	1,304,958	1,238,850
Other assets	1,712,862	1,656,440
Total Assets	3,862,412	3,522,253
Current liabilities
Current portion of long-term debt	9,546	12,145
Current portion of capital lease obligations	11,064	9,639
Accounts payable and accrued expenses	316,581	282,466
Total current liabilities	337,191	304,250
Long-term liabilities
Long-term debt, less current portion	1,754,464	1,560,076
Capital lease obligations, less current portion	139,107	131,533
Other long-term liabilities and deferrals	535,438	501,101
Total long-term liabilities	2,429,009	2,192,710
Commitments and contingencies
Equity	1,096,212	1,025,293	1,040,705	922,141
Total liabilities and equity	3,862,412	3,522,253
Restricted Subsidiaries
Current assets
Cash and cash equivalents	634,351	439,616
Other current assets	120,028
Total current assets	754,379
Theatre properties and equipment, net	1,304,958
Other assets	1,638,741
Total Assets	3,698,078
Current liabilities
Current portion of long-term debt	9,546
Current portion of capital lease obligations	11,064
Accounts payable and accrued expenses	316,468
Total current liabilities	337,078
Long-term liabilities
Long-term debt, less current portion	1,754,464
Capital lease obligations, less current portion	139,107
Other long-term liabilities and deferrals	430,920
Total long-term liabilities	2,324,491
Commitments and contingencies
Equity	1,036,509
Total liabilities and equity	3,698,078
Unrestricted Subsidiaries
Current assets
Cash and cash equivalents	107,744	81,637
Other current assets	(17,531)
Total current assets	90,213
Other assets	101,140
Total Assets	191,353
Current liabilities
Accounts payable and accrued expenses	113
Total current liabilities	113
Long-term liabilities
Other long-term liabilities and deferrals	104,518
Total long-term liabilities	104,518
Commitments and contingencies
Equity	86,722
Total liabilities and equity	191,353
Eliminations
Current assets
Other assets	(27,019)
Total Assets	(27,019)
Long-term liabilities
Commitments and contingencies
Equity	(27,019)
Total liabilities and equity	$ (27,019)

Supplemental Schedules-Condensed Consolidating Statement of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 2,473,531	$ 2,279,613	$ 2,141,144
Cost of operations
Theatre operating costs	1,778,331	1,673,184	1,583,615
General and administrative expenses	146,442	125,428	107,015
Depreciation and amortization	147,675	154,449	143,508
Impairment of long-lived assets	3,031	7,033	12,538
Loss on sale of assets and other	12,168	8,792	(431)
Total cost of operations	2,087,647	1,968,886	1,846,245
Operating income (loss)	385,884	310,727	294,899
Other income (expense)	(86,884)	(102,902)	(85,368)
Income before income taxes	299,000	207,825	209,531
Income taxes	126,216	73,872	58,601
Net income	172,784	133,953	150,930
Less: Net income attributable to noncontrolling interests	2,471	2,025	3,543
Net income attributable to Cinemark USA, Inc.	170,313	131,928	147,387
Restricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenues	2,473,531
Cost of operations
Theatre operating costs	1,778,331
General and administrative expenses	146,429
Depreciation and amortization	147,675
Impairment of long-lived assets	3,031
Loss on sale of assets and other	12,168
Total cost of operations	2,087,634
Operating income (loss)	385,897
Other income (expense)	(92,893)
Income before income taxes	293,004
Income taxes	114,030
Net income	178,974
Less: Net income attributable to noncontrolling interests	2,471
Net income attributable to Cinemark USA, Inc.	176,503
Unrestricted Subsidiaries
Cost of operations
General and administrative expenses	13
Total cost of operations	13
Operating income (loss)	(13)
Other income (expense)	32,509
Income before income taxes	32,496
Income taxes	12,186
Net income	20,310
Net income attributable to Cinemark USA, Inc.	20,310
Eliminations
Cost of operations
Other income (expense)	(26,500)
Income before income taxes	(26,500)
Net income	(26,500)
Net income attributable to Cinemark USA, Inc.	$ (26,500)

Supplemental Schedules-Condensed Consolidating Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income	$ 172,784	$ 133,953	$ 150,930
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $557	1,020	(2,830)	7,170
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $1,499	2,499	(13,566)	5,659
Amortization of accumulated other comprehensive loss on terminated interest rate swap agreement	2,470	4,236	4,633
Foreign currency translation adjustment	(20,232)	(46,280)	19,432
Total other comprehensive loss, net of tax	(14,243)	(58,440)	36,894
Total comprehensive income, net of tax	158,541	75,513	187,824
Comprehensive income attributable to noncontrolling interests	(2,244)	(1,803)	(3,711)
Comprehensive income attributable to Cinemark USA, Inc.	156,297	73,710	184,113
Restricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	178,974
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $557	1,020
Unrealized gain due to fair value adjustments on available-for-sale securities, net of taxes of $1,499	2,499
Amortization of accumulated other comprehensive loss on terminated interest rate swap agreement	2,470
Foreign currency translation adjustment	(20,232)
Total other comprehensive loss, net of tax	(14,243)
Total comprehensive income, net of tax	164,731
Comprehensive income attributable to noncontrolling interests	(2,244)
Comprehensive income attributable to Cinemark USA, Inc.	162,487
Unrestricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income	20,310
Other comprehensive income (loss), net of tax
Total comprehensive income, net of tax	20,310
Comprehensive income attributable to Cinemark USA, Inc.	20,310
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net income	(26,500)
Other comprehensive income (loss), net of tax
Total comprehensive income, net of tax	(26,500)
Comprehensive income attributable to Cinemark USA, Inc.	$ (26,500)

Supplemental Schedules-Condensed Consolidating Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Unrealized loss due to fair value adjustments on interest rate swap agreements, tax	$ 557	$ 3,786	$ 4,339
Unrealized gain due to fair value adjustments on available-for-sale securities, tax	1,499	8,128	3,425
Restricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Unrealized gain due to fair value adjustments on available-for-sale securities, tax	1,499
Unrestricted Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Unrealized loss due to fair value adjustments on interest rate swap agreements, tax	557
Unrealized gain due to fair value adjustments on available-for-sale securities, tax	1,499
Eliminations
Condensed Financial Statements, Captions [Line Items]
Unrealized loss due to fair value adjustments on interest rate swap agreements, tax	557
Unrealized gain due to fair value adjustments on available-for-sale securities, tax	$ 1,499

Supplemental Schedules-Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 172,784	$ 133,953	$ 150,930
Adjustments to reconcile net income to cash provided by operating activities	181,657
Changes in assets and liabilities	40,192	30,123	(59,790)
Net cash provided by operating activities	394,633	390,884	266,230
Investing activities
Additions to theatre properties and equipment	(220,727)	(184,819)	(156,102)
Proceeds from sale of theatre properties and equipment	1,976	6,230	21,791
Acquisition of theatre in U.S.	(14,080)
Investment in DCIP and other	(1,480)	(1,520)	(1,756)
Net cash used for investing activities	(234,311)	(247,067)	(136,067)
Financing activities
Dividends paid to parent	(95,750)	(95,000)	(78,100)
Payroll taxes paid as a result of restricted stock withholdings	(3,263)	(494)	(416)
Proceeds from issuance of notes	400,000	200,000
Proceeds from amended senior secured credit facility	700,000
Repayment of former senior secured credit facility	(898,955)
Repayments of long-term debt	(9,711)	(166,898)	(11,853)
Payment of debt issue costs	(18,453)	(4,539)	(8,858)
Payments on capital leases	(9,451)	(7,526)	(7,327)
Other	(835)	(2,120)	(539)
Net cash provided by (used for) financing activities	63,582	(78,020)	(108,162)
Effect of exchange rate changes on cash and cash equivalents	(3,062)	(9,309)	5,027
Increase in cash and cash equivalents	220,842	56,488	27,028
Cash and cash equivalents:
Beginning of year	521,253	464,765	437,737
End of year	742,095	521,253	464,765
Restricted Subsidiaries
Operating activities
Net income	178,974
Adjustments to reconcile net income to cash provided by operating activities	187,296
Changes in assets and liabilities	776
Net cash provided by operating activities	367,046
Investing activities
Additions to theatre properties and equipment	(220,727)
Proceeds from sale of theatre properties and equipment	1,976
Acquisition of theatre in U.S.	(14,080)
Net cash used for investing activities	(232,831)
Financing activities
Dividends paid to parent	(95,750)
Payroll taxes paid as a result of restricted stock withholdings	(3,263)
Proceeds from issuance of notes	400,000
Proceeds from amended senior secured credit facility	700,000
Repayment of former senior secured credit facility	(898,955)
Repayments of long-term debt	(9,711)
Payment of debt issue costs	(18,453)
Payments on capital leases	(9,451)
Other	(835)
Net cash provided by (used for) financing activities	63,582
Effect of exchange rate changes on cash and cash equivalents	(3,062)
Increase in cash and cash equivalents	194,735
Cash and cash equivalents:
Beginning of year	439,616
End of year	634,351
Unrestricted Subsidiaries
Operating activities
Net income	20,310
Adjustments to reconcile net income to cash provided by operating activities	(5,639)
Changes in assets and liabilities	12,916
Net cash provided by operating activities	27,587
Investing activities
Investment in DCIP and other	(1,480)
Net cash used for investing activities	(1,480)
Financing activities
Increase in cash and cash equivalents	26,107
Cash and cash equivalents:
Beginning of year	81,637
End of year	107,744
Eliminations
Operating activities
Net income	(26,500)
Changes in assets and liabilities	$ 26,500